UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21475

Tamarack Funds Trust
(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402-1240
(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-422-2766

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT March 31, 2008
Large Cap Growth Fund Mid Cap Growth Fund SMID Cap Growth Fund Enterprise Fund Small Cap Core Fund Value Fund Microcap Value Fund

Tamarack Funds

About Your Semi-Annual Report

This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The Tamarack Funds compare their performance against various Russell Equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented, as well as the discussion and analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

 LETTER FROM THE CIO OF EQUITIES

Market Review

2008 has begun where 2007 left off, namely with continued mood swings in U.S. equity markets. On one hand, a brace of disappointing economic reports; including consumer confidence dropping to a level not seen since March 2003 (the month of the Iraq invasion) provided a dismal backdrop. This combined with uncertainty about the financial sector and a dip in commodity prices triggered wild fluctuations in equity prices. On the other hand, the good news was the Federal Reserve appeared to draw a line in the sand to prevent contagion and boost confidence, after the demise of Bear Stearns, with a wider set of collateral and counterparties while continuing to lower rates quickly. Investors seemed to finally capitulate and acknowledge the Fed is pulling out all the stops. As a result of the favorable credit news and better than expected financial results from several investment banks/brokerage firms equity markets managed a modest rally from their lows in early March. However, overall the major averages remained firmly in negative territory at March 31, 2008. Value stocks are once again outperforming growth with no clear leader in market capitalization. At the sector level, all sectors in the broad market S&P 500 Index delivered negative returns with the exception of consumer staples which added 1.5%. Given the after-shocks of the sub-prime lending debacle, it should be no surprise that the financials sector was the poorest performer and declined by 26.3%.

Challenging Times

As market commentators continue to discuss the ramifications of a recession in the U.S. and its potential impact on equity markets, it is worthwhile highlighting some historical facts surrounding recessionary periods. Recessions often involve equity market dislocation. Typically, the market has declined 15% to 20% from its peak to trough. Interestingly, the average decline over the past nine recessions is even greater at 25.6%. The average is skewed as a result of two major stock market plunges — one in the 1973 to 1975 time period, when oil prices tripled in a day (as a result of the Arab oil embargo), inflation became rampant and a U.S. President resigned in disgrace. The other major market plunge was after the Technology, Media and Telecom bubble burst, during 2000 to 2002, when equities were wildly overvalued at the top of a business cycle. Fortunately, both of those challenging conditions are not being met in the current cycle and thus we would expect a more typical equity market decline. In this respect, the S&P 500 Index experienced a near 19% decline from the high set on October 9, 2007 to the intra-day lows set on January 22 and 23, 2008. Hence, the argument could be made that a typical equity market correction has occurred, with the most debt-sensitive areas such as financial and housing (via the homebuilders) stocks having collapsed far more than the averages. Indeed, the S&P 1500 Homebuilders Index fell about 80% from peak to trough and there have been many financial companies (specifically, mortgage entities) that have gone out of business alongside 50% to 60% declines in bank and brokerage stock prices together with 40% drops in REIT’s. Thus, a lot of the pain has been felt by equity investors in the past year but it has been more concentrated in the financials and consumer discretionary sectors.

 LETTER FROM THE CIO OF EQUITIES

Outlook

There is still considerable risk and uncertainty relative to the underlying economic, credit and earnings fundamentals. But in contrast to last year, investors are no longer unaware of the weaker underlying economy. As the Federal Reserve tries to balance the upside risks to inflation and the downside risks to growth, market participants are worried that rising inflation will limit the Fed’s ability to continue cutting short-term rates. Despite the inflationary concerns, we believe there is likelihood for some additional easing in the first half of 2008. At the moment, the U.S. economy continues to draw support from a still-strong corporate sector and continuing growth in net exports, which benefit from the dollar exchange rate and the strength of the world economy. However, it remains to be seen whether consumer confidence and spending will continue to be positive in the face of the ongoing housing correction, tighter credit conditions and the effects of a declining labor market.

We do believe there are a number of potential catalysts to turn around the U.S. stock market. These may include the Fed’s moves, softer commodity prices, more realistic earnings estimates, or breakdowns in overseas markets that make the U.S. a safe haven again. Recoveries in financial markets can be quick and sudden. These recoveries can also occur long before evidence of any improvement in the real economy. The potential for recovery is also helped by enormous amounts of cash sitting on the sidelines — retail and institutional money fund assets have increased by a record $1 trillion in the past 12-months. In addition, the flexibility of the U.S. economy and the “for sale” prices of many stocks suggest investors will be rewarded by being in the stock market. Consequently, without pinpointing the actual market bottom, investors should at least be in a buying mode rather than a liquidating mode.

Nancy M. Scinto Chief Investment Officer, Equity Products	Nancy M. Scinto Tamarack Funds Chief Investment Officer Equity Products

 EQUITY PORTFOLIO MANAGERS

Voyageur Asset Management Inc. (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of the Tamarack Equity Funds, with no individual team member being solely responsible for the investment decisions.

Nancy M. Scinto
Chief Investment Officer Equity Products, Managing Director, Director of Equity Research, Senior Portfolio Manager
Nancy Scinto is responsible for portfolio management of the Large Cap Growth, Mid Cap Growth, and the Microcap Value Funds and directing the Voyageur growth equity research efforts. She joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany / Chicago Growth and Income Fund. Nancy has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. She began her career in the investment industry in 1984. Nancy received a BA from Governors State University and an MBA from DePaul University. She is a member of the CFA Society of Chicago.	Nancy M. Scinto

David J. Cox, CFA
Senior Managing Director, Director of Equity Investments, Senior Portfolio Manager
David Cox is responsible for portfolio management of the Mid Cap Growth and the Microcap Value Funds and directing the Voyageur growth equity efforts. He joined Voyageur in 1999 from Chicago Trust Company where he held positions as director of equity research, portfolio manager and senior equity analyst. While at Chicago Trust, David co-managed the Alleghany/Chicago Trust Balanced Fund, which held a Morningstar five-star rating in the Domestic Hybrid category. Prior to his experience at Voyageur and Chicago Trust, David held analyst positions at Driehaus Securities and at Kirr, Marbach & Company. David began his career in the investment industry in 1984. He received a BS from the University of Illinois and an MBA from the Kelley School of Business at Indiana University. He is a CFA charterholder and member of the CFA Society of Chicago and the CFA Institute. David is also a member of the Reese Fund Advisory Board.	David J. Cox, CFA

Steven A. Rusnak, CFA
Vice President, Senior Portfolio Manager, Senior Equity Analyst
Steven Rusnak is a member of the growth equity team and co-portfolio manager for the Large Cap Growth Fund. He conducts fundamental equity research for a diverse group of industries, including financials and health care. He joined Voyageur in 1999 from Chicago Trust Company where he was a senior equity analyst and portfolio manager. Previously Steve held positions with Mesirow Financial as senior equity analyst, the State Teachers Retirement System of Ohio as an analyst and at Feldman Securities Corporation as a portfolio analyst. Steve has been in the investment industry since 1985. He earned a BA in Economics and an MBA from The Stephen M. Ross School of Business at the University of Michigan. Steve is CFA charterholder and a member of the CFA Society of Chicago and CFA Institute.	Steven A. Rusnak, CFA

 EQUITY PORTFOLIO MANAGERS

Forbes L. Watson	Forbes L. Watson
Vice President, Senior Portfolio Manager
Forbes Watson is responsible for the SMID Cap Growth Fund portfolio management. He joined Voyageur in 2002 from RBC Centura Bank where he managed separate accounts and the five-star RBC Mid Cap Equity Fund. Forbes held portfolio management positions with Trustmark National Bank and ParkSouth Corporation, a registered investment advisor, before joining RBC Centura Bank in 1998. He began his career with May, Cullum, Ragland & Brittain, Inc., a Dallas-based investment boutique, and also worked in the Dallas NASDAQ trading office of Shearson/Lehman Brothers. Forbes began his career in the investment industry in 1981. He received a BA in Finance from the University of North Texas and an MBA from Millsaps College. Forbes is a member of the CFA Society of North Carolina and CFA Institute.

Gordon Telfer	Gordon Telfer
Managing Director, Senior Portfolio Manager
Gordon Telfer is a senior portfolio manager on Voyageur’s growth equity team and the Tamarack SMID Cap Growth Fund. He joined Voyageur in 2003 from Alliance Capital Management where he was a senior portfolio manager and a member of Alliance’s Investment Policy Group. Prior to Alliance, he worked for Scudder Kemper Investments as senior vice president and global strategist and spokesperson for Scudder Kemper’s U.S. and International Portfolio Management Group. Gordon began his career in the investment industry in 1986 at Murray Johnstone International in portfolio management. He has spoken at numerous regional and national conferences on portfolio management and been a guest on CNBC. A native of Glasgow, Scotland, Gordon received his Stock Exchange Diploma from the Herriott Watt University, Edinburgh, Scotland.

Lance F. James	Lance F. James
Managing Director, Senior Portfolio Manager
Lance James is responsible for portfolio management of the Small Cap Core Fund and Enterprise Fund. Prior to joining Voyageur in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

George Prince	George Prince
Portfolio Manager, Senior Equity Analyst
George Prince serves as the co-portfolio manager for the Enterprise Fund. George also provides research support for the Small Cap Core Fund. He joined Voyageur in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 10 years of investment industry experience. He received a BA from Yale University.

 EQUITY PORTFOLIO MANAGERS

Bruce W. Kaser, CFA
Senior Portfolio Manager
Bruce Kaser is responsible for the Value Fund portfolio management and is a member of Voyageur’s large cap value and concentrated large cap value team. Bruce joined Voyageur in 2007 from Freedom Capital where he served as a senior large cap value portfolio manager for six years. Prior to his experience at Voyageur and Freedom Capital, Bruce was a portfolio manager for value equity clients at Loomis Sayles. Bruce began his career in the investment industry in 1985. He received a BS from Miami University (Ohio) and an MBA from the University of Chicago’s Graduate School of Business. Bruce is a CFA charterholder and member of the CFA Institute. Bruce is also a member of the Petroleum Analysts of Boston and is the Treasurer for the Boston charity, Strike Out Cancer.	Bruce W. Kaser, CFA

Stuart A. (“Sam”) Lippe
Senior Portfolio Manager
Sam Lippe is responsible for the Value Fund portfolio management and is a member of Voyageur’s large cap value and concentrated large cap value team. Sam joined Voyageur in 2007 from Freedom Capital where he served as a senior large cap value portfolio manager for over five years. Prior to his experience at Voyageur and Freedom Capital, Sam was a portfolio manager and analyst for the Endowment Fund at Howard Hughes Medical Institute. He also worked as an analyst for value-oriented portfolios at Legg Mason Capital Management. Sam began his career in the investment industry in 1978. He received a BS from Cornell University and an MBA from New York University. Sam is a member of the Association of Insurance and Financial Analysts.	Stuart A. Lippe

 PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2008 (Unaudited)

Tamarack Large Cap Growth Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (a)	Net Expense Ratio*	Gross Expense Ratio*

Class A (g)
- Including Maximum Sales Charge of 5.75%	(7.28)%	0.24%	5.79%	(0.33)%	6.41%
- At Net Asset Value	(1.62)%	2.26%	7.07%	0.27%	6.77%	1.25%	1.43%
Class C (h)
- Including Contingent Deferred Sales Charge of 1.00%	(3.27)%	1.52%	6.29%	(0.47)%	5.98%
- At Net Asset Value	(2.29)%	1.52%	6.29%	(0.47)%	5.98%	2.00%	2.16%
Class I (g)	(1.33)%	2.53%	7.33%	0.52%	7.12%	1.00%	1.18%
Class R (h)	(1.81)%	2.01%	6.81%	0.02%	6.50%	1.50%	1.66%
Class S (i)	(1.33)%	2.53%	7.33%	0.52%	7.12%	1.00%	1.18%
Russell 1000 Growth Index**	(0.75)%	6.33%	9.96%	1.28%	9.13%

Tamarack Mid Cap Growth Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (a)	Net Expense Ratio*	Gross Expense Ratio*

Class A (g)
- Including Maximum Sales Charge of 5.75%	(10.63)%	2.70%	9.10%	5.70%	11.48%
- At Net Asset Value	(5.16)%	4.74%	10.41%	6.33%	11.86%	1.35%	1.47%
Class C (h)
- Including Contingent Deferred Sales Charge of 1.00%	(6.72)%	3.96%	9.60%	5.55%	11.03%
- At Net Asset Value	(5.86)%	3.96%	9.60%	5.55%	11.03%	2.10%	2.23%
Class I (g)	(4.92)%	5.01%	10.69%	6.62%	12.20%	1.10%	1.21%
Class R (h)	(5.36)%	4.49%	10.14%	6.07%	11.59%	1.60%	1.70%
Class S (i)	(4.91)%	5.04%	10.71%	6.63%	12.21%	1.10%	1.21%
Russell Midcap Growth Index**	(4.55)%	7.77%	15.20%	5.15%	11.16%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on pages 9 and 10.

 PERFORMANCE SUMMARY

Tamarack SMID Cap Growth Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (b)	Net Expense Ratio*	Gross Expense Ratio*

Class A (g)
- Including Maximum Sales Charge of 5.75%	(16.28)%	(1.56)%	8.64%	3.54%	8.95%
- At Net Asset Value	(11.15)%	0.39%	9.94%	4.16%	9.43%	1.50%	2.89%
Class C (h)
- Including Contingent Deferred Sales Charge of 1.00%	(12.58)%	(0.35)%	9.11%	3.38%	8.62%
- At Net Asset Value	(11.82)%	(0.35)%	9.11%	3.38%	8.62%	2.25%	3.63%
Class I (g)	(11.05)%	0.60%	10.20%	4.40%	9.73%	1.25%	2.62%
Class R (h)	(11.39)%	0.15%	9.63%	3.88%	9.15%	1.75%	3.06%
Class S (i)	(10.95)%	0.64%	10.21%	4.40%	9.73%	1.25%	2.62%
Russell 2500 Growth Index**	(6.25)%	7.37%	15.45%	4.27%	8.59%
Russell 2000 Growth Index**	(8.94)%	5.74%	14.24%	1.75%	6.10%

Tamarack Enterprise Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (c)	Net Expense Ratio*	Gross Expense Ratio*

Class A (j)
- Including Maximum Sales Charge of 5.75%	(22.91)%	(0.30)%	10.87%	5.97%	11.00%
- At Net Asset Value	(18.20)%	1.68%	12.19%	6.60%	11.27%	1.33%	1.55%
Class C (j)
- Including Contingent Deferred Sales Charge of 1.00%	(19.45)%	0.92%	11.36%	5.81%	10.44%
- At Net Asset Value	(18.76)%	0.92%	11.36%	5.81%	10.44%	2.08%	2.30%
Class I (k)	(18.02)%	1.93%	12.47%	6.87%	11.55%	1.08%	1.30%
Class R (j)	(18.39)%	1.42%	11.90%	6.34%	10.99%	1.58%	1.80%
Class S	(17.99)%	1.93%	12.47%	6.87%	11.55%	1.08%	1.30%
Russell 2000 Index**	(13.00)%	5.06%	14.90%	4.96%	9.39%
Russell 2000 Value Index**	(16.88)%	4.33%	15.45%	7.46%	11.80%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on pages 9 and 10.

 PERFORMANCE SUMMARY

Tamarack Small Cap Core Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (d)	Net Expense Ratio*	Gross Expense Ratio*

Class A (j)
- Including Maximum Sales Charge of 5.75%	(21.37)%	0.47%	11.60%	4.94%	9.95%
- At Net Asset Value	(16.57)%	2.47%	12.93%	5.57%	10.34%	1.55%	1.88%
Class C (j)
- Including Contingent Deferred Sales Charge of 1.00%	(17.59)%	1.83%	12.16%	4.81%	9.54%
- At Net Asset Value	(16.93)%	1.83%	12.16%	4.81%	9.54%	2.30%	2.62%
Class I (l)	(16.10)%	2.83%	13.27%	5.85%	10.63%	1.30%	1.46%
Class R (j)	(16.50)%	2.33%	12.71%	5.33%	10.08%	1.80%	2.12%
Class S	(16.10)%	2.83%	13.27%	5.85%	10.63%	1.30%	1.62%
Russell 2000 Index**	(13.00)%	5.06%	14.90%	4.96%	10.13%

Tamarack Value Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (e)	Net Expense Ratio*	Gross Expense Ratio*

Class A (j)
- Including Maximum Sales Charge of 5.75%	(11.20)%	0.91%	9.62%	2.25%	10.63%
- At Net Asset Value	(5.80)%	2.92%	10.93%	2.86%	10.91%	1.28%	1.51%
Class C (j)
- Including Contingent Deferred Sales Charge of 1.00%	(7.09)%	2.15%	10.09%	2.09%	10.08%
- At Net Asset Value	(6.47)%	2.15%	10.09%	2.09%	10.08%	2.03%	2.25%
Class R (j)	(6.01)%	2.67%	10.64%	2.60%	10.64%	1.53%	1.80%
Class S	(5.54)%	3.19%	11.20%	3.12%	11.19%	1.03%	1.26%
Russell 1000 Value Index**	(9.99)%	6.01%	13.68%	5.54%	12.65%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on pages 9 and 10.

 PERFORMANCE SUMMARY

Tamarack Microcap Value Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (f)	Net Expense Ratio*	Gross Expense Ratio*

Class A (j)
- Including Maximum Sales Charge of 5.75%	(22.76)%	1.24%	14.93%	8.02%	9.29%
- At Net Asset Value	(18.04)%	3.26%	16.30%	8.66%	9.61%	1.32%	1.54%
Class C (j)
- Including Contingent Deferred Sales Charge of 1.00%	(19.46)%	2.47%	15.43%	7.85%	8.79%
- At Net Asset Value	(18.71)%	2.47%	15.43%	7.85%	8.79%	2.07%	2.29%
Class R (j)	(18.29)%	2.97%	16.00%	8.39%	9.33%	1.57%	1.79%
Class S	(17.87)%	3.49%	16.59%	8.93%	9.88%	1.07%	1.28%
Russell 2000 Value Index**	(16.88)%	4.33%	15.45%	7.46%	10.72%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to the most recent month-end go to www.voyageur.net. Please see footnotes on pages 9 and 10.

*The expense ratios are from the Funds’ prospectus dated January 28, 2008. Additional information pertaining to the Funds’ expense ratios as of March 31, 2008 can be found in the financial highlights.

**Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The since inception date (commencement of operations) of the Fund is December 31, 1990.
(b)	The since inception date (commencement of operations) of the Fund is January 1, 1995. The performance of the index since inception of the Fund is calculated from December 31, 1994.
(c)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.
(d)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.
(e)	The since inception date (commencement of operations) of the Fund is September 30, 1984.
(f)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.
(g)	The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds. The quoted performance of the Funds include the performance of a common trust fund (“CTF”) account advised by Voyageur (including its predecessor) and managed the same as the Fund in all material respects, for periods dating prior to the Fund’s commencement of operations (October 1, 1996 for the Large Cap Growth Fund, June 1, 1994 for the Mid Cap Growth Fund, and May 2, 1997 for the SMID Cap Growth Fund), as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. Each CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If each CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
(h)	The inception date for Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).
(i)	The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.

 PERFORMANCE SUMMARY

(j)	The inception date for Class A, Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).
(k)	The inception date for Class I Shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.
(l)	The inception date for Class I Shares of the Fund is August 2, 2007. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid cap companies in the Russell 3000 Index, which have higher price-to-book ratios and higher forecasted growth rates.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of U.S. large cap companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index is an unmanaged index that measures the performance of U.S. large cap companies in the Russell 3000 Index, which have lower price-to-book ratios and lower forecasted growth rates.

The Russell 2000 Growth Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 2000 Index, which have higher price-to-book ratios and higher forecasted growth rates.

The Russell 2000 Value Index is an unmanaged index that measures the performance of small cap companies in the Russell 3000 Index with lower price-to-book ratios and lower forecasted growth rates.

The Russell 2000 Index is an unmanaged index that measures the performance of U.S. small cap companies in the Russell 3000 Index.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

 FUND STATISTICS

Tamarack Large Cap Growth Fund

Investment Objective

Long-term capital appreciation.

Benchmark

Russell 1000 Growth Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Information Technology	18.85%
Health Care	18.29%
Industrials	16.70%
Energy	11.78%
Consumer Discretionary	10.75%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Procter & Gamble Co.	4.26%
General Electric Co.	4.16%
Apache Corp.	4.12%
Danaher Corp.	3.98%
PepsiCo, Inc.	3.61%
United Technologies Corp.	3.60%
State Street Corp.	3.54%
CME Group, Inc.	3.14%
Genzyme Corp.	3.11%
Express Scripts, Inc.	3.09%

*A listing of all portfolio holdings can be found on page 43.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of RBC Large Cap Equity Fund, the predecessor to Tamarack Large Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack Mid Cap Growth Fund

Investment Objective

Long-term capital appreciation.

Benchmark

Russell Midcap Growth Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Industrials	25.45%
Consumer Discretionary	19.16%
Health Care	18.47%
Information Technology	17.91%
Consumer Staples	5.24%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

LKQ Corp.	4.94%
Roper Industries, Inc.	3.90%
Stericycle, Inc.	3.74%
Albemarle Corp.	3.32%
Smith International, Inc.	3.18%
Varian Medical Systems, Inc.	3.07%
Expeditors International of Washington, Inc.	2.94%
FactSet Research Systems, Inc.	2.94%
Chattem, Inc.	2.81%
VCA Antech, Inc.	2.65%

*A listing of all portfolio holdings can be found on page 44.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to Tamarack Mid Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack SMID Cap Growth Fund

Investment Objective

Long-term capital appreciation.

Benchmark

Russell 2500 Growth Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Health Care	26.29%
Industrials	20.70%
Information Technology	17.36%
Consumer Discretionary	14.84%
Energy	5.95%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Express Scripts, Inc.	3.66%
LKQ Corp.	3.46%
Ansys, Inc.	3.45%
Stericycle, Inc.	3.41%
Expeditors International of Washington, Inc.	3.20%
Roper Industries, Inc.	3.11%
Investment Technology Group, Inc.	3.02%
Dolby Laboratories, Inc., Class A	2.96%
Henry Schein, Inc.	2.74%
Charles River Laboratories International, Inc.	2.63%

*A listing of all portfolio holdings can be found beginning on page 45.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a ten year period and is based on Class A shares including the maximum sales charge of 5.75%. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of RBC Small Cap Equity Fund, the predecessor to Tamarack SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack Enterprise Fund

Investment Objective

Long-term growth of capital.

Benchmark

Russell 2000 Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Industrials	24.19%
Information Technology	19.58%
Consumer Discretionary	18.56%
Health Care	8.59%
Materials	9.53%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Steinway Musical Instruments	5.40%
Columbus McKinnon Corp.	4.34%
EMS Technologies, Inc.	4.04%
Movado Group, Inc.	4.01%
Comtech Telecommunications Corp.	3.63%
HMS Holdings Corp.	3.44%
Universal Electronics, Inc.	3.26%
NIC, Inc.	2.60%
Meridian Bioscience, Inc.	2.57%
Landauer, Inc.	2.57%

*A listing of all portfolio holdings can be found beginning on page 46.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to Tamarack Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack Small Cap Core Fund

Investment Objective

Long-term growth of capital.

Benchmark

Russell 2000 Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Industrials	25.84%
Consumer Discretionary	16.04%
Information Technology	13.18%
Financials	11.57%
Health Care	9.58%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Steinway Musical Instruments	4.49%
Gardner Denver, Inc.	3.76%
Interface, Inc., Class A	3.48%
Movado Group, Inc.	3.43%
Columbus McKinnon Corp.	3.07%
Comtech Telecommunications Corp.	3.06%
Manitowoc Co., Inc. (The)	2.77%
PSS World Medical, Inc.	2.39%
Nash Finch Co.	2.24%
West Pharmaceutical Services, Inc.	2.22%

*A listing of all portfolio holdings can be found beginning on page 48.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to Tamarack Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack Value Fund

Investment Objective

Long-term growth of capital and income.

Benchmark

Russell 1000 Value Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Financials	27.20%
Energy	16.43%
Industrials	11.85%
Consumer Staples	9.95%
Health Care	6.78%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Exxon Mobil Corp.	5.12%
AT&T, Inc.	4.50%
General Electric Co.	4.11%
Apache Corp.	3.08%
Kraft Foods, Inc., Class A	2.85%
Johnson & Johnson	2.75%
US Bancorp	2.54%
MetLife, Inc.	2.52%
Bank of America Corp.	2.42%
JPMorgan Chase & Co.	2.29%

*A listing of all portfolio holdings can be found beginning on page 50.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of Babson Value Fund, the predecessor to Tamarack Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FUND STATISTICS

Tamarack Microcap Value Fund

Investment Objective

Long-term growth of capital.

Benchmark

Russell 2000 Value Index

Asset Allocation
(% of fund’s investments)
& Top Five Industries
(% of fund’s net assets)

Top Five Industries

Industrials	20.91%
Financials	18.95%
Consumer Discretionary	16.96%
Information Technology	10.43%
Materials	6.40%

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

NewMarket Corp.	1.07%
iShares Russell Microcap Index Fund	1.05%
Heico Corp., Class A	1.02%
Robbins & Myers, Inc.	0.89%
AMCOL International Corp.	0.86%
Lufkin Industries, Inc.	0.82%
Consolidated Graphics, Inc.	0.71%
CIRCOR International, Inc.	0.67%
Jakks Pacific, Inc.	0.65%
Sanderson Farms, Inc.	0.65%

*A listing of all portfolio holdings can be found beginning on page 52.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 5.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to Tamarack Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

 FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	Tamarack Large Cap Growth Fund	Tamarack Mid Cap Growth Fund	Tamarack SMID Cap Growth Fund	Tamarack Enterprise Fund	Tamarack Small Cap Core Fund	Tamarack Value Fund	Tamarack Microcap Value Fund

Assets:
Investments, at value (cost $89,818,017; $89,634,843; $6,491,501; $229,545,166; $43,342,813; $202,671,991; $308,339,319, respectively)	$99,278,279	$99,774,763	$6,481,888	$237,421,509	$49,187,706	$214,413,986	$303,859,832
Interest and dividends receivable	97,907	17,830	1,570	149,559	18,202	350,234	322,764
Receivable from advisor	-	-	16,411	-	-	-	-
Receivable for capital shares issued	14,915	140,215	693	30,863	1,100	61,467	6,291,361
Receivable for investments sold	-	896,638	-	153,749	752,753	341,762	-
Prepaid expenses	43,020	48,992	40,583	47,655	52,134	46,906	43,926

Total Assets	99,434,121	100,878,438	6,541,145	237,803,335	50,011,895	215,214,355	310,517,883

Liabilities:
Payable for capital shares redeemed	35,283	1,316	4,100	517,518	21,326	134,849	528,235
Payable for investments purchased	-	1,708,225	-	54,510	322,760	3,493,284	-
Accrued expenses and other payables:
Investment advisory fees	18,435	10,617	-	127,044	21,713	97,436	149,344
Administration fees	5,800	5,912	461	14,044	2,933	12,577	17,751
Audit Fees	7,027	6,976	5,708	10,627	3,888	9,147	11,593
Trustee fees	-	-	112	620	282	-	1,011
Distribution fees	760	6,145	876	3,503	540	123	7,222
Shareholder reports	20,864	7,422	3,225	17,799	8,475	34,013	6,996
Transfer agent fees	48,046	55,891	16,886	67,105	24,946	105,997	21,542
Other	8,799	7,755	6,592	6,528	7,108	9,932	34,767

Total Liabilities	145,014	1,810,259	37,960	819,298	413,971	3,897,358	778,461

Net Assets	$99,289,107	$99,068,179	$6,503,185	$236,984,037	$49,597,924	$211,316,997	$309,739,422

Net Assets Consist Of:
Capital	$116,277,728	$86,661,070	$6,424,991	$215,605,316	$42,315,233	$208,561,577	$304,180,957
Undistributed (Accumulated) net investment income (loss)	18,479	(311,723)	(46,534)	(221,339)	(178,633)	806,526	279,243
Accumulated net realized gains (losses) from investment transactions	(26,467,362)	2,578,912	134,341	13,723,717	1,616,431	(9,793,101)	9,758,709
Net unrealized appreciation (depreciation) on investments	9,460,262	10,139,920	(9,613)	7,876,343	5,844,893	11,741,995	(4,479,487)

Net Assets	$99,289,107	$99,068,179	$6,503,185	$236,984,037	$49,597,924	$211,316,997	$309,739,422

Net Assets:
Class A	$3,745,474	$28,672,070	$3,891,676	$11,546,216	$1,160,164	$595,033	$25,495,747
Class I	865,937	67,960,046	2,224,438	32,597,144	83,859	-	-
Class C	32,026	598,487	45,980	1,460,951	392,489	17,122	2,348,147
Class R	9,537	10,194	52,822	36,442	11,166	3,961	527,860
Class S	94,636,133	1,827,382	288,269	191,343,284	47,950,246	210,700,881	281,367,668

Total	$99,289,107	$99,068,179	$6,503,185	$236,984,037	$49,597,924	$211,316,997	$309,739,422

 FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Tamarack Large Cap Growth Fund	Tamarack Mid Cap Growth Fund	Tamarack SMID Cap Growth Fund	Tamarack Enterprise Fund	Tamarack Small Cap Core Fund		Tamarack Value Fund		Tamarack Microcap Value Fund

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	341,781	2,587,287	501,813	658,008	55,242		24,179		1,468,243
Class I	77,731	5,907,681	274,483	1,841,367	3,947		-		-
Class C	3,008	55,821	6,192	86,524	19,347		705		139,162
Class R	879	930	6,922	2,103	536		161		30,593
Class S	8,493,621	158,722	35,609	10,813,123	2,256,619		8,556,183		16,140,196

Total	8,917,020	8,710,441	825,019	13,401,125	2,335,691		8,581,228		17,778,194

Net Asset Values and Redemption Price per Share:
Class A (a)	$10.96	$11.08	$7.76	$17.55	$21.00		$24.61		$17.36

Class I	$11.14	$11.50	$8.10	$17.70	$21.25		-		-

Class C (b)	$10.65	$10.72	$7.43	$16.88	$20.29		$24.29		$16.87

Class R	$10.85	$10.96	$7.63	$17.33	$20.82(c	)	$24.55(d	)	$17.25

Class S	$11.14	$11.51	$8.10	$17.70	$21.25		$24.63		$17.43

Maximum Offering Price Per Share:
Class A	$11.63	$11.76	$8.23	$18.62	$22.28		$26.11		$18.42

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	5.75%		5.75%		5.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected.
(b)	For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected.
(c)	Net asset value is calculated using unrounded net assets of $11,166.10 divided by the unrounded shares outstanding of 536.38.
(d)	Net asset value is calculated using unrounded net assets of $3,961.06 divided by the unrounded shares outstanding of 161.37.

See notes to financial statements.

 FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2008 (Unaudited)

	Tamarack Large Cap Growth Fund	Tamarack Mid Cap Growth Fund	Tamarack SMID Cap Growth Fund	Tamarack Enterprise Fund	Tamarack Small Cap Core Fund	Tamarack Value Fund	Tamarack Microcap Value Fund

Investment Income:
Dividend income	$522,158	$232,098	$17,432	$1,162,826	$176,582	$2,947,974	$2,701,399
Interest income	26,342	54,697	13	192,801	15,340	51,681	231,915

Total Investment Income	548,500	286,795	17,445	1,355,627	191,922	2,999,655	2,933,314

Expenses:
Investment advisory fees	381,037	375,434	32,898	1,364,641	330,958	1,019,038	1,332,098
Administration fees	41,394	40,769	3,575	109,154	21,660	91,215	126,512
Distribution fees - Class A	10,473	78,700	11,467	37,798	3,093	1,332	79,423
Distribution fees - Class C	179	4,844	156	9,709	2,351	92	15,977
Distribution fees - Class R	27	28	146	98	33	10	1,392
Accounting fees	16,215	16,111	12,387	23,545	14,299	21,380	24,973
Audit fees	4,037	3,985	2,640	7,779	3,682	6,260	8,780
Custodian fees	1,767	1,504	1,690	4,603	2,500	5,198	3,318
Insurance fees	3,649	3,663	1,922	4,957	3,633	4,940	4,988
Legal fees	2,071	2,014	188	6,808	1,411	4,874	7,972
Registration and filing fees	19,079	21,912	22,037	18,681	21,929	19,871	18,423
Shareholder reports	25,384	10,669	4,004	39,658	9,164	48,325	38,062
Transfer agent fees	115,175	140,178	38,326	241,452	62,500	238,136	254,747
Trustees’ fees	1,206	1,147	144	4,150	908	2,852	4,946
Other fees	2,863	2,749	966	7,157	2,515	4,736	10,343

Total expenses before fee reductions	624,556	703,707	132,546	1,880,190	480,636	1,468,259	1,931,954
Expenses reduced by:
Adviser	(89,299)	(65,839)	(62,834)	(284,431)	(108,365)	(231,769)	(68,681)
Distributor	(5,236)	(39,350)	(5,733)	(18,899)	(1,546)	(666)	(39,712)

Net Expenses	530,021	598,518	63,979	1,576,860	370,725	1,235,824	1,823,561

Net Investment Income (Loss)	18,479	(311,723)	(46,534)	(221,233)	(178,803)	1,763,831	1,109,753

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	606,064	2,957,195	215,072	18,466,466	2,843,413	(6,131,790)	10,839,452
Net change in unrealized appreciation/depreciation on investments	(13,960,240)	(17,392,112)	(1,879,949)	(82,966,336)	(14,022,782)	(27,550,541)	(69,749,993)

Net realized/unrealized losses from investments	(13,354,176)	(14,434,917)	(1,664,877)	(64,499,870)	(11,179,369)	(33,682,331)	(58,910,541)

Change in net assets resulting from operations	$(13,335,697)	$(14,746,640)	$(1,711,411)	$(64,721,103)	$(11,358,172)	$(31,918,500)	$(57,800,788)

See notes to financial statements.

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Tamarack Large Cap Growth Fund		Tamarack Mid Cap Growth Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$18,479	$(20,359)	$(311,723)	$(730,649)
Net realized gains from investment transactions	606,064	6,927,557	2,957,195	8,568,754
Net change in unrealized appreciation/depreciation on investment transactions	(13,960,240)	9,960,006	(17,392,112)	8,098,332

Change in net assets resulting from operations	(13,335,697)	16,867,204	(14,746,640)	15,936,437

Distributions to Class A Shareholders:
From net realized gains from investment transactions	-	-	(2,669,542)	(1,156,808)
Distributions to Class I Shareholders:
From net realized gains from investment transactions	-	-	(5,977,503)	(1,923,501)
Distributions to Class C Shareholders:
From net realized gains from investment transactions	-	-	(93,838)	(59,163)
Distributions to Class R Shareholders:
From net realized gains from investment transactions	-	-	(950)	(287)
Distributions to Class S Shareholders:
From net realized gains from investment transactions	-	-	(158,104)	(44,185)

Change in net assets resulting from shareholder distributions	-	-	(8,899,937)	(3,183,944)

Capital Transactions:
Proceeds from shares issued	1,043,008	1,497,179	10,437,804	12,165,419
Distributions reinvested	-	-	8,621,751	3,121,844
Cost of shares redeemed	(7,107,063)	(31,342,377)	(9,107,755)	(35,880,188)

Change in net assets resulting from capital transactions	(6,064,055)	(29,845,198)	9,951,800	(20,592,925)

Net decrease in net assets	(19,399,752)	(12,977,994)	(13,694,777)	(7,840,432)
Net Assets:
Beginning of period	118,688,859	131,666,853	112,762,956	120,603,388

End of period	$99,289,107	$118,688,859	$99,068,179	$112,762,956

Undistributed (Accumulated) net investment income (loss)	$18,479	$-	$(311,723)	$-

Share Transactions:
Issued	87,804	130,073	812,768	912,312
Reinvested	-	-	682,843	250,032
Redeemed	(587,193)	(2,713,452)	(719,821)	(2,724,755)

Change in shares resulting from capital transactions	(499,389)	(2,583,379)	775,790	(1,562,411)

See notes to financial statements.

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack SMID Cap Growth Fund		Tamarack Enterprise Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(46,534)	$(115,893)	$(221,233)	$1,145,309
Net realized gains from investment transactions	215,072	1,376,842	18,466,466	40,636,549
Net change in unrealized appreciation/depreciation on investment transactions	(1,879,949)	(210,375)	(82,966,336)	1,256,799

Change in net assets resulting from operations	(1,711,411)	1,050,574	(64,721,103)	43,038,657

Distributions to Class A Shareholders:
From net investment income	-	-	(10,365)	-
From net realized gains from investment transactions	(648,774)	(366,850)	(2,346,496)	(1,650,953)
Distributions to Class I Shareholders:
From net investment income	-	-	(144,909)	(31,267)
From net realized gains from investment transactions	(605,940)	(289,387)	(5,719,952)	(3,012,968)
Distributions to Class C Shareholders:
From net realized gains from investment transactions	(4,232)	(2,627)	(312,649)	(213,776)
Distributions to Class R Shareholders:
From net realized gains from investment transactions	(8,009)	(2,033)	(6,334)	(4,695)
Distributions to Class S Shareholders:
From net investment income	-	-	(889,815)	(258,184)
From net realized gains from investment transactions	(44,689)	(17,047)	(35,123,251)	(24,883,699)

Change in net assets resulting from shareholder distributions	(1,311,644)	(677,944)	(44,553,771)	(30,055,542)

Capital Transactions:
Proceeds from shares issued	375,849	1,950,641	14,878,319	38,549,804
Distributions reinvested	1,279,649	654,225	41,674,838	27,256,559
Cost of shares redeemed	(2,526,227)	(3,297,864)	(56,598,770)	(91,926,578)

Change in net assets resulting from capital transactions	(870,729)	(692,998)	(45,613)	(26,120,215)

Net decrease in net assets	(3,893,784)	(320,368)	(109,320,487)	(13,137,100)
Net Assets:
Beginning of period	10,396,969	10,717,337	346,304,524	359,441,624

End of period	$6,503,185	$10,396,969	$236,984,037	$346,304,524

Undistributed (Accumulated) net investment income (loss)	$(46,534)	$-	$(221,339)	$1,044,983

Share Transactions:
Issued	40,531	180,180	716,648	1,499,406
Reinvested	140,485	64,054	2,045,189	1,111,333
Redeemed	(306,005)	(310,747)	(2,642,942)	(3,542,803)

Change in shares resulting from capital transactions	(124,989)	(66,513)	118,895	(932,064)

See notes to financial statements.

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Small Cap Core Fund		Tamarack Value Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007 (a)	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(178,803)	$479,178	$1,763,831	$3,824,053
Net realized gains (losses) from investment transactions	2,843,413	10,289,064	(6,131,790)	92,851,729
Net change in unrealized appreciation/depreciation on investment transactions	(14,022,782)	(2,756,144)	(27,550,541)	(58,909,477)

Change in net assets resulting from operations	(11,358,172)	8,012,098	(31,918,500)	37,766,305

Distributions to Class A Shareholders:
From net investment income	-	(8,590)	(7,765)	(6,777)
From net realized gains from investment transactions	(232,299)	(258,301)	(157,564)	(51,226)
Distributions to Class I Shareholders:
From net investment income	(139)	-	-	-
From net realized gains from investment transactions	(17,547)	-	-	-
Distributions to Class C Shareholders:
From net investment income	-	-	(142)	(143)
From net realized gains from investment transactions	(95,889)	(46,286)	(6,277)	(2,125)
Distributions to Class R Shareholders:
From net investment income	-	(20)	(61)	(42)
From net realized gains from investment transactions	(2,759)	(1,661)	(1,434)	(348)
Distributions to Class S Shareholders:
From net investment income	(83,916)	(386,343)	(4,736,449)	(4,197,693)
From net realized gains from investment transactions	(10,649,049)	(6,777,480)	(81,783,401)	(24,181,519)

Change in net assets resulting from shareholder distributions	(11,081,598)	(7,478,681)	(86,693,093)	(28,439,873)

Capital Transactions:
Proceeds from shares issued	1,140,389	2,721,354	2,785,652	3,775,506
Distributions reinvested	10,709,260	6,965,827	82,830,286	27,177,009
Cost of shares redeemed	(7,671,765)	(9,873,633)	(25,587,013)	(62,633,370)

Change in net assets resulting from capital transactions	4,177,884	(186,452)	60,028,925	(31,680,855)

Net increase (decrease) in net assets	(18,261,886)	346,965	(58,582,668)	(22,354,423)
Net Assets:
Beginning of period	67,859,810	67,512,845	269,899,665	292,254,088

End of period	$49,597,924	$67,859,810	$211,316,997	$269,899,665

Undistributed (Accumulated) net investment income (loss)	$(178,633)	$84,225	$806,526	$3,787,112

Share Transactions:
Issued	45,899	85,874	95,938	91,465
Reinvested	455,610	234,154	3,079,196	674,035
Redeemed	(291,095)	(308,727)	(852,571)	(1,508,974)

Change in shares resulting from capital transactions	210,414	11,301	2,322,563	(743,474)

(a)	The Tamarack Small Cap Core Fund Class I Shares are for the period from August 2, 2007 (commencement of operations) to September 30, 2007.

See notes to financial statements.

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Microcap Value Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,109,753	$1,231,578
Net realized gains from investment transactions	10,839,452	24,542,918
Net change in unrealized appreciation/depreciation on investment transactions	(69,749,993)	(2,895,030)

Change in net assets resulting from operations	(57,800,788)	22,879,466

Distributions to Class A Shareholders:
From net investment income	(26,401)	-
From net realized gains from investment transactions	(2,294,474)	(2,208,456)
Distributions to Class C Shareholders:
From net realized gains from investment transactions	(252,032)	(170,812)
Distributions to Class R Shareholders:
From net realized gains from investment transactions	(38,888)	(23,707)
Distributions to Class S Shareholders:
From net investment income	(1,248,605)	(425,045)
From net realized gains from investment transactions	(22,588,828)	(19,181,515)

Change in net assets resulting from shareholder distributions	(26,449,228)	(22,009,535)

Capital Transactions:
Proceeds from shares issued	119,644,686	149,173,257
Distributions reinvested	24,817,919	20,913,603
Cost of shares redeemed	(116,937,021)	(97,510,505)

Change in net assets resulting from capital transactions	27,525,584	72,576,355

Net increase (decrease) in net assets	(56,724,432)	73,446,286
Net Assets:
Beginning of period	366,463,854	293,017,568

End of period	$309,739,422	$366,463,854

Undistributed net investment income	$279,243	$444,496

Share Transactions:
Issued	6,164,184	6,453,723
Reinvested	1,322,173	929,897
Redeemed	(6,034,984)	(4,222,123)

Change in shares resulting from capital transactions	1,451,373	3,161,497

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack Large Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$12.43	(0.01	)(a)	(1.46)	(b	)	(1.47)	—	—
Year Ended September 30, 2007	10.85	(0.03)		1.61	(b	)	1.58	—	—
Year Ended September 30, 2006	10.65	(0.03)		0.23	(b	)	0.20	—	—
Year Ended September 30, 2005	9.88	0.01		0.76	(b	)	0.77	—	—
Period Ended September 30, 2004(f)	10.02	(0.01)		(0.13)	(b	)	(0.14)	—	—
Year Ended April 30, 2004	8.33	(0.07)		1.76	—		1.69	—	—
Year Ended April 30, 2003	9.87	—		(1.53)	—		(1.53)	(0.01)	(0.01)
Class I
Six Months Ended March 31, 2008 (Unaudited)	$12.61	(a	)(b)	(1.47)	(b	)	(1.47)	—	—
Year Ended September 30, 2007	10.98	(b	)	1.63	(b	)	1.63	—	—
Year Ended September 30, 2006	10.75	(0.01)		0.24	(b	)	0.23	(b )	(b )
Year Ended September 30, 2005	9.97	0.05		0.75	(b	)	0.80	(0.02)	(0.02)
Period Ended September 30, 2004(f)	10.11	(a	)	(0.14)	(b	)	(0.14)	—	—
Year Ended April 30, 2004	8.38	(0.07)		1.80	—		1.73	—	—
Year Ended April 30, 2003	9.92	0.03		(1.55)	—		(1.52)	(0.02)	(0.02)
Class C
Six Months Ended March 31, 2008 (Unaudited)	$12.11	(0.05	)(a)	(1.41)	(b	)	(1.46)	—	—
Year Ended September 30, 2007	10.65	(0.10)		1.56	(b	)	1.46	—	—
Year Ended September 30, 2006	10.53	(0.10)		0.22	(b	)	0.12	—	—
Year Ended September 30, 2005	9.85	(0.02)		0.70	(b	)	0.68	—	—
Period Ended September 30, 2004(f)	10.02	(0.04)		(0.13)	(b	)	(0.17)	—	—
Period Ended April 30, 2004(g)	10.28	—		(0.26)	—		(0.26)	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$12.31	(0.03	)(a)	(1.43)	(b	)	(1.46)	—	—
Year Ended September 30, 2007	10.78	(0.06)		1.59	(b	)	1.53	—	—
Year Ended September 30, 2006	10.60	(0.05)		0.23	(b	)	0.18	—	—
Year Ended September 30, 2005	9.87	(0.15)		0.89	(b	)	0.74	(0.01)	(0.01)
Period Ended September 30, 2004(f)	10.02	—		(0.15)	(b	)	(0.15)	—	—
Period Ended April 30, 2004(g)	10.28	—		(0.26)	—		(0.26)	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$12.61	(a	)(b)	(1.47)	(b	)	(1.47)	—	—
Year Ended September 30, 2007	10.98	(b	)	1.63	(b	)	1.63	—	—
Year Ended September 30, 2006	10.75	(b	)	0.23	(b	)	0.23	(b )	(b )
Year Ended September 30, 2005	9.97	0.02		0.78	(b	)	0.80	(0.02)	(0.02)
Period Ended September 30, 2004(f)	10.11	—		(0.14)	(b	)	(0.14)	—	—
Period Ended April 30, 2004(g)	10.37	—		(0.26)	—		(0.26)	—	—

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$10.96	(11.83	%)(c)	$3,745	1.21	%(d)	(0.21	%)(d)	1.63	%(d)	11%
Year Ended September 30, 2007	12.43	14.56%		4,458	1.25%		(0.26%)		1.68%		25%
Year Ended September 30, 2006	10.85	1.88%		5,175	1.25%		(0.27%)		1.68%		35%
Year Ended September 30, 2005	10.65	7.79%		6,280	1.15%		0.06%		1.74%		28%
Period Ended September 30, 2004(f)	9.88	(1.40	%)(c)	10,614	1.10	%(d)	(0.27	%)(d)	1.63	%(d)	16%
Year Ended April 30, 2004	10.02	20.29%		10,864	1.54%		(0.85%)		1.79%		264%
Year Ended April 30, 2003	8.33	(15.53%)		7,686	1.46%		(0.07%)		1.71%		90%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$11.14	(11.66	%)(c)	$866	0.96	%(d)	0.04	%(d)	1.13	%(d)	11%
Year Ended September 30, 2007	12.61	14.85%		1,034	1.00%		(0.01%)		1.18%		25%
Year Ended September 30, 2006	10.98	2.18%		1,204	1.00%		(0.08%)		1.19%		35%
Year Ended September 30, 2005	10.75	8.04%		3,636	0.89%		0.35%		1.22%		28%
Period Ended September 30, 2004(f)	9.97	(1.38	%)(c)	19,556	0.85	%(d)	(0.03	%)(d)	1.11	%(d)	16%
Year Ended April 30, 2004	10.11	20.64%		28,454	1.29%		(0.60%)		1.29%		264%
Year Ended April 30, 2003	8.38	(15.34%)		35,379	1.21%		0.20%		(e	)	90%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$10.65	(12.06	%)(c)	$32	1.96	%(d)	(0.95	%)(d)	2.12	%(d)	11%
Year Ended September 30, 2007	12.11	13.71%		39	2.00%		(1.00%)		2.16%		25%
Year Ended September 30, 2006	10.65	1.14%		25	2.00%		(1.01%)		2.17%		35%
Year Ended September 30, 2005	10.53	6.90%		25	1.93%		(0.88%)		2.26%		28%
Period Ended September 30, 2004(f)	9.85	(1.70	%)(c)	3	1.81	%(d)	(0.98	%)(d)	2.13	%(d)	16%
Period Ended April 30, 2004(g)	10.02	(2.53	%)(c)	3	1.88	%(d)	(1.15	%)(d)	(e	)	264%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$10.85	(11.86	%)(c)	$10	1.44	%(d)	(0.43	%)(d)	1.60	%(d)	11%
Year Ended September 30, 2007	12.31	14.30%		11	1.50%		(0.51%)		1.66%		25%
Year Ended September 30, 2006	10.78	1.60%		10	1.50%		(0.53%)		1.66%		35%
Year Ended September 30, 2005	10.60	7.46%		15	1.41%		(0.27%)		1.75%		28%
Period Ended September 30, 2004(f)	9.87	(1.50	%)(c)	65	1.34	%(d)	0.12	%(d)	2.00	%(d)	16%
Period Ended April 30, 2004(g)	10.02	(2.53	%)(c)	3	1.32	%(d)	(0.63	%)(d)	(e	)	264%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$11.14	(11.66	%)(c)	$94,636	0.96	%(d)	0.04	%(d)	1.13	%(d)	11%
Year Ended September 30, 2007	12.61	14.85%		113,147	1.00%		(0.01%)		1.18%		25%
Year Ended September 30, 2006	10.98	2.18%		125,253	1.00%		(0.02%)		1.18%		35%
Year Ended September 30, 2005	10.75	8.04%		145,649	0.91%		0.24%		1.25%		28%
Period Ended September 30, 2004(f)	9.97	(1.38	%)(c)	168,756	0.85	%(d)	(0.02	%)(d)	1.13	%(d)	16%
Period Ended April 30, 2004(g)	10.11	(2.51	%)(c)	190,737	0.85	%(d)	(0.27	%)(d)	(e	)	264%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not annualized.
(d)	Annualized.
(e)	There were no waivers or reimbursements during the period.
(f)	For the period from May 1, 2004 to September 30, 2004.
(g)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack Mid Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$13.90	(0.05	)(a)	(1.66)	(g	)	(1.71)	(1.11)	(1.11)
Year Ended September 30, 2007	12.47	(0.10	)(a)	1.88	(g	)	1.78	(0.35)	(0.35)
Year Ended September 30, 2006	11.71	(0.08	)(a)	1.07	(g	)	0.99	(0.23)	(0.23)
Year Ended September 30, 2005	11.57	(0.14)		1.86	(g	)	1.72	(1.58)	(1.58)
Period Ended September 30, 2004(e)	12.17	(0.04)		(0.56)	(g	)	(0.60)	—	—
Year Ended April 30, 2004	9.46	(0.08)		2.79	—		2.71	—	—
Year Ended April 30, 2003	11.73	(0.03)		(2.15)	—		(2.18)	(0.09)	(0.09)
Class I
Six Months Ended March 31, 2008 (Unaudited)	$14.36	(0.03	)(a)	(1.72)	(g	)	(1.75)	(1.11)	(1.11)
Year Ended September 30, 2007	12.85	(0.07	)(a)	1.93	(g	)	1.86	(0.35)	(0.35)
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.10	(g	)	1.05	(0.23)	(0.23)
Year Ended September 30, 2005	11.81	(0.04)		1.84	(g	)	1.80	(1.58)	(1.58)
Period Ended September 30, 2004(e)	12.41	(0.04)		(0.56)	(g	)	(0.60)	—	—
Year Ended April 30, 2004	9.62	(0.08)		2.87	—		2.79	—	—
Year Ended April 30, 2003	11.91	(0.01)		(2.19)	—		(2.20)	(0.09)	(0.09)
Class C
Six Months Ended March 31, 2008 (Unaudited)	$13.53	(0.09	)(a)	(1.61)	(g	)	(1.70)	(1.11)	(1.11)
Year Ended September 30, 2007	12.24	(0.19	)(a)	1.83	(g	)	1.64	(0.35)	(0.35)
Year Ended September 30, 2006	11.59	(0.17	)(a)	1.05	(g	)	0.88	(0.23)	(0.23)
Year Ended September 30, 2005	11.53	(0.11)		1.75	(g	)	1.64	(1.58)	(1.58)
Period Ended September 30, 2004(e)	12.16	(0.05)		(0.58)	(g	)	(0.63)	—	—
Period Ended April 30, 2004(f)	12.51	—		(0.35)	—		(0.35)	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$13.77	(0.06	)(a)	(1.64)	(g	)	(1.70)	(1.11)	(1.11)
Year Ended September 30, 2007	12.39	(0.13	)(a)	1.86	(g	)	1.73	(0.35)	(0.35)
Year Ended September 30, 2006	11.67	(0.12	)(a)	1.07	(g	)	0.95	(0.23)	(0.23)
Year Ended September 30, 2005	11.55	(0.30)		2.00	(g	)	1.70	(1.58)	(1.58)
Period Ended September 30, 2004(e)	12.17	(0.01)		(0.61)	(g	)	(0.62)	—	—
Period Ended April 30, 2004(f)	12.51	—		(0.34)	—		(0.34)	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$14.38	(0.03	)(a)	(1.73)	(g	)	(1.76)	(1.11)	(1.11)
Year Ended September 30, 2007	12.86	(0.07	)(a)	1.94	(g	)	1.87	(0.35)	(0.35)
Year Ended September 30, 2006	12.03	(0.05	)(a)	1.11	(g	)	1.06	(0.23)	(0.23)
Year Ended September 30, 2005	11.81	(0.02)		1.82	(g	)	1.80	(1.58)	(1.58)
Period Ended September 30, 2004(e)	12.41	(0.01)		(0.59)	(g	)	(0.60)	—	—
Period Ended April 30, 2004(f)	12.76	—		(0.35)	—		(0.35)	—	—

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$11.08	(13.07	%)(b)	$28,672	1.28	%(c)	(0.75	%)(c)	1.66	%(c)	21%
Year Ended September 30, 2007	13.90	14.52%		33,887	1.35%		(0.78%)		1.72%		31%
Year Ended September 30, 2006	12.47	8.52%		43,803	1.35%		(0.66%)		1.73%		23%
Year Ended September 30, 2005	11.71	15.62%		45,359	1.32%		(0.80%)		1.75%		22%
Period Ended September 30, 2004(e)	11.57	(4.93	%)(b)	69,979	1.27	%(c)	(0.88	%)(c)	1.58	%(c)	15%
Year Ended April 30, 2004	12.17	28.65%		74,150	1.38%		(0.78%)		1.64%		93%
Year Ended April 30, 2003	9.46	(18.58%)		48,806	1.40%		(0.37%)		1.65%		28%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$11.50	(12.99	%)(b)	$67,960	1.03	%(c)	(0.50	%)(c)	1.16	%(c)	21%
Year Ended September 30, 2007	14.36	14.89%		75,721	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	12.85	8.71%		72,866	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	12.03	16.02%		62,652	1.07%		(0.54%)		1.25%		22%
Period Ended September 30, 2004(e)	11.81	(4.83	%)(b)	47,778	1.02	%(c)	(0.62	%)(c)	1.07	%(c)	15%
Year Ended April 30, 2004	12.41	29.00%		66,039	1.15%		(0.50%)		1.16%		93%
Year Ended April 30, 2003	9.62	(18.46%)		94,472	1.15%		(0.12%)		(d	)	28%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$10.72	(13.37	%)(b)	$599	2.05	%(c)	(1.53	%)(c)	2.14	%(c)	21%
Year Ended September 30, 2007	13.53	13.73%		1,265	2.10%		(1.52%)		2.23%		31%
Year Ended September 30, 2006	12.24	7.56%		2,054	2.10%		(1.40%)		2.22%		23%
Year Ended September 30, 2005	11.59	14.91%		370	2.09%		(1.53%)		2.28%		22%
Period Ended September 30, 2004(e)	11.53	(5.18	%)(b)	13	2.02	%(c)	(1.65	%)(c)	2.12	%(c)	15%
Period Ended April 30, 2004(f)	12.16	(2.80	%)(b)	3	1.28	%(c)	(1.01	%)(c)	(d	)	93%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$10.96	(13.13	%)(b)	$10	1.52	%(c)	(0.98	%)(c)	1.64	%(c)	21%
Year Ended September 30, 2007	13.77	14.30%		12	1.60%		(1.03%)		1.70%		31%
Year Ended September 30, 2006	12.39	8.12%		10	1.60%		(0.95%)		1.73%		23%
Year Ended September 30, 2005	11.67	15.47%		32	1.57%		(1.04%)		1.76%		22%
Period Ended September 30, 2004(e)	11.55	(5.09	%)(b)	72	1.52	%(c)	(1.20	%)(c)	1.78	%(c)	15%
Period Ended April 30, 2004(f)	12.17	(2.72	%)(b)	3	0.79	%(c)	(0.56	%)(c)	(d	)	93%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$11.51	(12.98	%)(b)	$1,827	1.03	%(c)	(0.50	%)(c)	1.16	%(c)	21%
Year Ended September 30, 2007	14.38	14.88%		1,878	1.10%		(0.53%)		1.21%		31%
Year Ended September 30, 2006	12.86	8.79%		1,870	1.10%		(0.41%)		1.23%		23%
Year Ended September 30, 2005	12.03	16.02%		1,515	1.08%		(0.52%)		1.27%		22%
Period Ended September 30, 2004(e)	11.81	(4.83	%)(b)	225	1.03	%(c)	(0.71	%)(c)	1.15	%(c)	15%
Period Ended April 30, 2004(f)	12.41	(2.74	%)(b)	4	0.25	%(c)	(0.06	%)(c)	(d	)	93%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no waivers or reimbursements during the period.
(e)	For the period from May 1, 2004 to September 30, 2004.
(f)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Loss		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$10.74	(0.05	)(a)	(1.53)	(g	)	(1.58)	(1.40)	(1.40)
Year Ended September 30, 2007	10.39	(0.12	)(a)	1.17	(g	)	1.05	(0.70)	(0.70)
Year Ended September 30, 2006	13.51	(0.14	)(a)	0.68	(g	)	0.54	(3.66)	(3.66)
Year Ended September 30, 2005	13.78	(0.19)		2.11	(g	)	1.92	(2.19)	(2.19)
Period Ended September 30, 2004(e)	13.19	(0.07)		0.66	(g	)	0.59	—	—
Year Ended April 30, 2004	10.11	(0.15)		3.23	—		3.08	—	—
Year Ended April 30, 2003	12.32	(0.12)		(2.09)	—		(2.21)	—	—
Class I
Six Months Ended March 31, 2008 (Unaudited)	$11.15	(0.04	)(a)	(1.61)	(g	)	(1.65)	(1.40)	(1.40)
Year Ended September 30, 2007	10.73	(0.10	)(a)	1.22	(g	)	1.12	(0.70)	(0.70)
Year Ended September 30, 2006	13.81	(0.12	)(a)	0.70	(g	)	0.58	(3.66)	(3.66)
Year Ended September 30, 2005	14.01	(0.21)		2.20	(g	)	1.99	(2.19)	(2.19)
Period Ended September 30, 2004(e)	13.40	(0.08)		0.69	(g	)	0.61	—	—
Year Ended April 30, 2004	10.25	(0.17)		3.32	—		3.15	—	—
Year Ended April 30, 2003	12.45	(0.09)		(2.11)	—		(2.20)	—	—
Class C
Six Months Ended March 31, 2008 (Unaudited)	$10.38	(0.07	)(a)	(1.48)	(g	)	(1.55)	(1.40)	(1.40)
Year Ended September 30, 2007	10.13	(0.20	)(a)	1.15	(g	)	0.95	(0.70)	(0.70)
Year Ended September 30, 2006	13.34	(0.22	)(a)	0.67	(g	)	0.45	(3.66)	(3.66)
Year Ended September 30, 2005	13.74	(1.00)		2.79	(g	)	1.79	(2.19)	(2.19)
Period Ended September 30, 2004(e)	13.19	(0.09)		0.64	(g	)	0.55	—	—
Period Ended April 30, 2004(f)	13.63	(0.02)		(0.42)	—		(0.44)	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$10.61	(0.06	)(a)	(1.52)	(g	)	(1.58)	(1.40)	(1.40)
Year Ended September 30, 2007	10.29	(0.14	)(a)	1.16	(g	)	1.02	(0.70)	(0.70)
Year Ended September 30, 2006	13.44	(0.17	)(a)	0.68	(g	)	0.51	(3.66)	(3.66)
Year Ended September 30, 2005	13.76	(0.17)		2.04	(g	)	1.87	(2.19)	(2.19)
Period Ended September 30, 2004(e)	13.19	(0.02)		0.59	(g	)	0.57	—	—
Period Ended April 30, 2004(f)	13.63	(0.02)		(0.42)	—		(0.44)	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$11.14	(0.04	)(a)	(1.60)	(g	)	(1.64)	(1.40)	(1.40)
Year Ended September 30, 2007	10.72	(0.10	)(a)	1.22	(g	)	1.12	(0.70)	(0.70)
Year Ended September 30, 2006	13.80	(0.12	)(a)	0.70	(g	)	0.58	(3.66)	(3.66)
Year Ended September 30, 2005	14.01	(0.08)		2.06	(g	)	1.98	(2.19)	(2.19)
Period Ended September 30, 2004(e)	13.40	(0.02)		0.63	(g	)	0.61	—	—
Period Ended April 30, 2004 (f)	13.84	(0.02)		(0.42)	—		(0.44)	—	—

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Loss to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$7.76	(16.52	%)(b)	$3,892	1.45	%(c)	(1.08	%)(c)	3.09	%(c)	47%
Year Ended September 30, 2007	10.74	10.64%		5,049	1.68%		(1.23%)		3.14%		92%
Year Ended September 30, 2006	10.39	4.12%		5,728	1.68%		(1.28%)		3.07%		23%
Year Ended September 30, 2005	13.51	14.56%		7,476	1.68%		(1.34%)		2.80%		23%
Period Ended September 30, 2004(e)	13.78	4.47	%(b)	8,140	1.68	%(c)	(1.28	%)(c)	2.76	%(c)	11%
Year Ended April 30, 2004	13.19	30.46%		7,488	1.81%		(1.52%)		2.06%		40%
Year Ended April 30, 2003	10.11	(17.94%)		4,359	1.70%		(1.12%)		1.95%		120%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$8.10	(16.48	%)(b)	$2,224	1.27	%(c)	(0.89	%)(c)	2.54	%(c)	47%
Year Ended September 30, 2007	11.15	10.87%		4,885	1.43%		(0.97%)		2.62%		92%
Year Ended September 30, 2006	10.73	4.36%		4,604	1.43%		(1.03%)		2.58%		23%
Year Ended September 30, 2005	13.81	14.85%		4,363	1.43%		(1.10%)		2.26%		23%
Period Ended September 30, 2004(e)	14.01	4.55	%(b)	9,952	1.43	%(c)	(1.04	%)(c)	2.13	%(c)	11%
Year Ended April 30, 2004	13.40	30.73%		14,094	1.55%		(1.23%)		(d	)	40%
Year Ended April 30, 2003	10.25	(17.67%)		16,621	1.45%		(0.87%)		(d	)	120%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$7.43	(16.83	%)(b)	$46	2.07	%(c)	(1.68	%)(c)	3.69	%(c)	47%
Year Ended September 30, 2007	10.38	9.77%		32	2.43%		(1.99%)		3.63%		92%
Year Ended September 30, 2006	10.13	3.41%		41	2.43%		(2.04%)		3.59%		23%
Year Ended September 30, 2005	13.34	13.55%		54	2.43%		(2.11%)		3.26%		23%
Period Ended September 30, 2004(e)	13.74	4.17	%(b)	214	2.43	%(c)	(2.01	%)(c)	3.39	%(c)	11%
Period Ended April 30, 2004(f)	13.19	(3.23	%)(b)	3	2.49	%(c)	(5.27	%)(c)	(d	)	40%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$7.63	(16.65	%)(b)	$53	1.69	%(c)	(1.32	%)(c)	3.09	%(c)	47%
Year Ended September 30, 2007	10.61	10.34%		71	1.93%		(1.43%)		3.06%		92%
Year Ended September 30, 2006	10.29	3.86%		28	1.93%		(1.50%)		3.09%		23%
Year Ended September 30, 2005	13.44	14.18%		70	1.93%		(1.60%)		2.89%		23%
Period Ended September 30, 2004(e)	13.76	4.32	%(b)	22	1.93	%(c)	(1.48	%)(c)	3.22	%(c)	11%
Period Ended April 30, 2004(f)	13.19	(3.23	%)(b)	5	1.94	%(c)	(5.14	%)(c)	(d	)	40%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$8.10	(16.39	%)(b)	$288	1.20	%(c)	(0.83	%)(c)	2.60	%(c)	47%
Year Ended September 30, 2007	11.14	10.88%		361	1.43%		(0.97%)		2.62%		92%
Year Ended September 30, 2006	10.72	4.37%		316	1.43%		(1.02%)		2.58%		23%
Year Ended September 30, 2005	13.80	14.77%		156	1.43%		(1.07%)		2.45%		23%
Period Ended September 30, 2004(e)	14.01	4.55	%(b)	21	1.42	%(c)	(0.94	%)(c)	3.19	%(c)	11%
Period Ended April 30, 2004 (f)	13.40	(3.18	%)(b)	3	1.47	%(c)	(4.34	%)(c)	(d	)	40%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no waivers or reimbursements during the period.
(e)	For the period from May 1, 2004 to September 30, 2004.
(f)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$25.86	(0.04	)(a)	(4.75)	(h	)	(4.79)	(0.02)	(3.50)	(3.52)
Year Ended September 30, 2007	25.12	0.03	(a)	2.95	(h	)	2.98	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.46	(0.04	)(a)	1.80	(h	)	1.76	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.81	(0.06)		3.66	(h	)	3.60	—	(0.95)	(0.95)
Period Ended September 30, 2004(d)	23.89	(0.02)		(0.06)	(h	)	(0.08)	—	—	—
Period Ended June 30, 2004(e)	24.01	—		(0.12)	—		(0.12)	—	—	—
Class I
Six Months Ended March 31, 2008 (Unaudited)	$26.10	(0.01	)(a)	(4.80)	(h	)	(4.81)	(0.09)	(3.50)	(3.59)
Year Ended September 30, 2007	25.31	0.09	(a)	2.96	(h	)	3.05	(0.02)	(2.24)	(2.26)
Year Ended September 30, 2006	26.57	0.02	(a)	1.82	(h	)	1.84	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.85	(0.02)		3.69	(h	)	3.67	—	(0.95)	(0.95)
Period Ended September 30, 2004 (f)	23.85	—		—	(h	)	—	—	—	—
Class C
Six Months Ended March 31, 2008 (Unaudited)	$25.09	(0.12	)(a)	(4.59)	(h	)	(4.71)	—	(3.50)	(3.50)
Year Ended September 30, 2007	24.62	(0.16	)(a)	2.87	(h	)	2.71	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.17	(0.21	)(a)	1.76	(h	)	1.55	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.74	(0.15)		3.53	(h	)	3.38	—	(0.95)	(0.95)
Period Ended September 30, 2004(d)	23.85	(0.04)		(0.07)	(h	)	(0.11)	—	—	—
Period Ended June 30, 2004 (e)	24.01	(0.01)		(0.15)	—		(0.16)	—	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$25.59	(0.07	)(a)	(4.69)	(h	)	(4.76)	—	(3.50)	(3.50)
Year Ended September 30, 2007	24.95	(0.04	)(a)	2.92	(h	)	2.88	—	(2.24)	(2.24)
Year Ended September 30, 2006	26.35	(0.11	)(a)	1.81	(h	)	1.70	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.78	(0.12)		3.64	(h	)	3.52	—	(0.95)	(0.95)
Period Ended September 30, 2004(d)	23.87	(0.02)		(0.07)	(h	)	(0.09)	—	—	—
Period Ended June 30, 2004(e)	24.01	(0.02)		(0.12)	—		(0.14)	—	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$26.09	(0.01	)(a)	(4.79)	(h	)	(4.80)	(0.09)	(3.50)	(3.59)
Year Ended September 30, 2007	25.30	0.09	(a)	2.96	(h	)	3.05	(0.02)	(2.24)	(2.26)
Year Ended September 30, 2006	26.56	0.02	(a)	1.82	(h	)	1.84	—	(3.10)	(3.10)
Year Ended September 30, 2005	23.85	(0.02)		3.68	(h	)	3.66	—	(0.95)	(0.95)
Period Ended September 30, 2004(d)	23.91	(0.01)		(0.05)	(h	)	(0.06)	—	—	—
Year Ended June 30, 2004(g)	17.66	(0.02)		6.27	—		6.25	—	—	—
Year Ended June 30, 2003	17.98	0.04		(0.31)	—		(0.27)	(0.03)	(0.02)	(0.05)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$17.55	(20.35	%)(b)	$11,546	1.33	%(c)	(0.39	%)(c)	1.78	%(c)	15%
Year Ended September 30, 2007	25.86	12.40%		18,933	1.33%		0.09%		1.80%		22%
Year Ended September 30, 2006	25.12	7.72%		17,586	1.33%		(0.17%)		1.77%		27%
Year Ended September 30, 2005	26.46	15.34%		12,856	1.33%		(0.29%)		1.88%		33%
Period Ended September 30, 2004(d)	23.81	(0.33	%)(b)	3,359	1.33	%(c)	(0.35	%)(c)	1.73	%(c)	7%
Period Ended June 30, 2004(e)	23.89	(0.50	%)(b)	1,872	1.33	%(c)	(0.07	%)(c)	1.72	%(c)	28%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$17.70	(20.25	%)(b)	$32,597	1.08	%(c)	(0.13	%)(c)	1.28	%(c)	15%
Year Ended September 30, 2007	26.10	12.62%		43,096	1.08%		0.35%		1.30%		22%
Year Ended September 30, 2006	25.31	8.02%		34,478	1.08%		0.08%		1.27%		27%
Year Ended September 30, 2005	26.57	15.61%		29,554	1.08%		(0.08)%		1.36%		33%
Period Ended September 30, 2004 (f)	23.85	0.00	%(b)	26,707	0.00	%(c)	0.00	%(c)	0.00	%(c)	7%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$16.88	(20.61	%)(b)	$1,461	2.08	%(c)	(1.13	%)(c)	2.28	%(c)	15%
Year Ended September 30, 2007	25.09	11.50%		2,356	2.08%		(0.66%)		2.30%		22%
Year Ended September 30, 2006	24.62	6.93%		2,366	2.08%		(0.86%)		2.26%		27%
Year Ended September 30, 2005	26.17	14.43%		801	2.08%		(1.01%)		2.39%		33%
Period Ended September 30, 2004(d)	23.74	(0.46	%)(b)	75	2.08	%(c)	(1.09	%)(c)	2.25	%(c)	7%
Period Ended June 30, 2004 (e)	23.85	(0.67	%)(b)	23	2.07	%(c)	(0.67	%)(c)	2.22	%(c)	28%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$17.33	(20.43	%)(b)	$36	1.57	%(c)	(0.62	%)(c)	1.77	%(c)	15%
Year Ended September 30, 2007	25.59	12.06%		53	1.58%		(0.18%)		1.80%		22%
Year Ended September 30, 2006	24.95	7.50%		52	1.58%		(0.44%)		1.77%		27%
Year Ended September 30, 2005	26.35	15.01%		59	1.58%		(0.54%)		1.88%		33%
Period Ended September 30, 2004(d)	23.78	(0.38	%)(b)	6	1.57	%(c)	(0.61	%)(c)	1.77	%(c)	7%
Period Ended June 30, 2004(e)	23.87	(0.58	%)(b)	3	1.54	%(c)	(0.38	%)(c)	1.61	%(c)	28%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$17.70	(20.22	%)(b)	$191,343	1.08	%(c)	(0.13	%)(c)	1.28	%(c)	15%
Year Ended September 30, 2007	26.09	12.62%		281,867	1.08%		0.33%		1.30%		22%
Year Ended September 30, 2006	25.30	8.02%		304,960	1.08%		0.06%		1.27%		27%
Year Ended September 30, 2005	26.56	15.57%		327,641	1.08%		(0.08)%		1.36%		33%
Period Ended September 30, 2004(d)	23.85	(0.21	%)(b)	345,451	1.08	%(c)	(0.12	%)(c)	1.21	%(c)	7%
Year Ended June 30, 2004(g)	23.91	35.35%		365,930	1.08%		(0.09%)		1.22%		28%
Year Ended June 30, 2003	17.66	(1.48%)		208,651	1.08%		0.21%		1.14%		13%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For the period from July 1, 2004 to September 30, 2004.
(e)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f)	For the period from September 30, 2004 (commencement of operations) to September 30, 2004.
(g)	The existing class of shares was designated Class S shares as of April 19, 2004.
(h)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$31.72	(0.11	)(a)	(5.12)	(g	)	(5.23)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.74	0.16	(a)	3.34	(g	)	3.50	(0.11)	(3.41)	(3.52)
Year Ended September 30, 2006	32.96	(0.15	)(a)	4.03	(g	)	3.88	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.59	(0.24)		3.10	(g	)	2.86	—	(2.49)	(2.49)
Period Ended September 30, 2004(d)	32.69	(0.05)		(0.05)	(g	)	(0.10)	—	—	—
Period Ended June 30, 2004(e)	32.36	(0.03)		0.36	—		0.33	—	—	—
Class I
Six Months Ended March 31, 2008 (Unaudited)	$31.94	(0.08	)(a)	(5.08)	(g	)	(5.16)	(0.04)	(5.49)	(5.53)
Period Ended September 30, 2007(h)	31.30	(0.02	)(a)	0.66	(g	)	0.64	—	—	—
Class C
Six Months Ended March 31, 2008 (Unaudited)	$30.86	(0.20	)(a)	(4.88)	(g	)	(5.08)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.08	(0.12	)(a)	3.31	(g	)	3.19	—	(3.41)	(3.41)
Year Ended September 30, 2006	32.59	(0.38	)(a)	3.97	(g	)	3.59	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.47	(0.24)		2.85	(g	)	2.61	—	(2.49)	(2.49)
Period Ended September 30, 2004(d)	32.63	(0.12)		(0.04)	(g	)	(0.16)	—	—	—
Period Ended June 30, 2004(e)	32.36	(0.06)		0.33	—		0.27	—	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$31.44	(0.14	)(a)	(4.99)	(g	)	(5.13)	—	(5.49)	(5.49)
Year Ended September 30, 2007	31.50	0.07	(a)	3.32	(g	)	3.39	(0.04)	(3.41)	(3.45)
Year Ended September 30, 2006	32.81	(0.23	)(a)	4.02	(g	)	3.79	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.54	(0.28)		3.04	(g	)	2.76	—	(2.49)	(2.49)
Period Ended September 30, 2004(d)	32.66	(0.08)		(0.04)	(g	)	(0.12)	—	—	—
Period Ended June 30, 2004(e)	32.36	(0.06)		0.36	—		0.30	—	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$31.94	(0.08	)(a)	(5.08)	(g	)	(5.16)	(0.04)	(5.49)	(5.53)
Year Ended September 30, 2007	31.95	0.23	(a)	3.36	(g	)	3.59	(0.19)	(3.41)	(3.60)
Year Ended September 30, 2006	33.06	(0.07	)(a)	4.06	(g	)	3.99	—	(5.10)	(5.10)
Year Ended September 30, 2005	32.62	(0.19)		3.12	(g	)	2.93	—	(2.49)	(2.49)
Period Ended September 30, 2004(d)	32.70	(0.05)		(0.03)	(g	)	(0.08)	—	—	—
Year Ended June 30, 2004(f)	23.78	(0.14)		9.06	—		8.92	—	—	—
Year Ended June 30, 2003	25.62	(0.04)		(1.29)	—		(1.33)	—	(0.51)	(0.51)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$21.00	(18.20	%)(b)	$1,160	1.54	%(c)	(0.86	%)(c)	2.18	%(c)	23%
Year Ended September 30, 2007	31.72	11.86%		1,401	1.55%		0.49%		2.13%		44%
Year Ended September 30, 2006	31.74	13.85%		2,382	1.55%		(0.49%)		2.15%		35%
Year Ended September 30, 2005	32.96	8.67%		2,793	1.55%		(0.77%)		2.13%		33%
Period Ended September 30, 2004(d)	32.59	(0.31	%)(b)	1,771	1.55	%(c)	(0.80	%)(c)	1.94	%(c)	8%
Period Ended June 30, 2004(e)	32.69	1.02	%(b)	882	1.54	%(c)	(1.08	%)(c)	2.64	%(c)	33%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$21.25	(17.81	%)(b)	$84	1.29	%(c)	(0.61	%)(c)	1.68	%(c)	23%
Period Ended September 30, 2007(h)	31.94	2.04%		102	1.30	%(c)	(0.35	%)(c)	1.46	%(c)	44%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$20.29	(18.24	%)(b)	$392	2.29	%(c)	(1.62	%)(c)	2.67	%(c)	23%
Year Ended September 30, 2007	30.86	11.01%		570	2.30%		(0.41%)		2.62%		44%
Year Ended September 30, 2006	31.08	13.01%		366	2.30%		(1.24%)		2.65%		35%
Year Ended September 30, 2005	32.59	7.89%		473	2.30%		(1.47%)		2.64%		33%
Period Ended September 30, 2004(d)	32.47	(0.49	%)(b)	196	2.30	%(c)	(1.58	%)(c)	2.52	%(c)	8%
Period Ended June 30, 2004(e)	32.63	0.83	%(b)	202	2.30	%(c)	(1.88	%)(c)	3.18	%(c)	33%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$20.82	(18.01	%)(b)	$11	1.77	%(c)	(1.09	%)(c)	2.15	%(c)	23%
Year Ended September 30, 2007	31.44	11.52%		16	1.80%		0.21%		2.12%		44%
Year Ended September 30, 2006	31.50	13.61%		15	1.80%		(0.73%)		2.15%		35%
Year Ended September 30, 2005	32.81	8.36%		18	1.80%		(1.01%)		2.15%		33%
Period Ended September 30, 2004(d)	32.54	(0.37	%)(b)	3	1.76	%(c)	(1.05	%)(c)	1.95	%(c)	8%
Period Ended June 30, 2004(e)	32.66	0.93	%(b)	3	1.82	%(c)	(0.98	%)(c)	2.38	%(c)	33%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$21.25	(17.84	%)(b)	$47,950	1.29	%(c)	(0.62	%)(c)	1.67	%(c)	23%
Year Ended September 30, 2007	31.94	12.10%		65,771	1.30%		0.70%		1.62%		44%
Year Ended September 30, 2006	31.95	14.18%		64,750	1.30%		(0.22%)		1.65%		35%
Year Ended September 30, 2005	33.06	8.89%		68,071	1.30%		(0.53%)		1.63%		33%
Period Ended September 30, 2004(d)	32.62	(0.24	%)(b)	74,165	1.30	%(c)	(0.57	%)(c)	1.53	%(c)	8%
Year Ended June 30, 2004(f)	32.70	37.57%		76,036	1.30%		(0.48%)		1.54%		33%
Year Ended June 30, 2003	23.78	(5.22%)		53,261	1.30%		(0.18%)		1.38%		25%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For the period from July 1, 2004 to September 30, 2004.
(e)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f)	The existing class of shares was designated Class S shares as of April 19, 2004.
(g)	Less than $0.01 or $(0.01) per share.
(h)	For the period August 2, 2007 (commencement of operations) to September 30, 2007.

 FINANCIAL HIGHLIGHTS

Tamarack Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$43.03	0.19	(a)	(4.41)	(g	)	(4.22)	(0.67)	(13.53)	(14.20)
Year Ended September 30, 2007	41.61	0.48	(a)	5.03	(g	)	5.51	(0.48)	(3.61)	(4.09)
Year Ended September 30, 2006	45.66	0.41	(a)	3.10	(g	)	3.51	(0.51)	(7.05)	(7.56)
Year Ended September 30, 2005	45.01	0.43		4.53	(g	)	4.96	(0.41)	(3.90)	(4.31)
Period Ended September 30, 2004(d)	44.18	(0.01)		0.84	(g	)	0.83	—	—	—
Period Ended June 30, 2004(e)	44.16	0.08		(0.06)	—		0.02	—	—	—
Class C
Six Months Ended March 31, 2008 (Unaudited)	$42.41	0.07	(a)	(4.35)	(g	)	(4.28)	(0.31)	(13.53)	(13.84)
Year Ended September 30, 2007	41.13	0.17	(a)	4.96	(g	)	5.13	(0.24)	(3.61)	(3.85)
Year Ended September 30, 2006	45.22	0.13	(a)	3.04	(g	)	3.17	(0.21)	(7.05)	(7.26)
Year Ended September 30, 2005	44.85	0.02		4.58	(g	)	4.60	(0.33)	(3.90)	(4.23)
Period Ended September 30, 2004(d)	44.11		(g)	0.74	(g	)	0.74	—	—	—
Period Ended June 30, 2004(e)	44.16	0.04		(0.09)	—		(0.05)	—	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$42.90	0.15	(a)	(4.39)	—		(4.24)	(0.58)	(13.53)	(14.11)
Year Ended September 30, 2007	41.56	0.37	(a)	5.02	(g	)	5.39	(0.44)	(3.61)	(4.05)
Year Ended September 30, 2006	45.59	0.35	(a)	3.05	(g	)	3.40	(0.38)	(7.05)	(7.43)
Year Ended September 30, 2005	44.95	0.44		4.40	(g	)	4.84	(0.30)	(3.90)	(4.20)
Period Ended September 30, 2004(d)	44.16	0.08		0.71	(g	)	0.79	—	—	—
Period Ended June 30, 2004(e)	44.16	0.09		(0.09)	—		—	—	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$43.12	0.23	(a)	(4.41)	(g	)	(4.18)	(0.78)	(13.53)	(14.31)
Year Ended September 30, 2007	41.74	0.58	(a)	5.04	(g	)	5.62	(0.63)	(3.61)	(4.24)
Year Ended September 30, 2006	45.78	0.55	(a)	3.07	(g	)	3.62	(0.61)	(7.05)	(7.66)
Year Ended September 30, 2005	45.05	0.74		4.35	(g	)	5.09	(0.46)	(3.90)	(4.36)
Period Ended September 30, 2004(d)	44.20	0.14		0.71	(g	)	0.85	—	—	—
Year Ended June 30, 2004(f)	37.98	0.56		6.47	—		7.03	(0.41)	(0.40)	(0.81)
Year Ended June 30, 2003	42.85	0.45		(4.88)	—		(4.43)	(0.44)	—	(0.44)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$24.61	(12.62	%)(b)	$595	1.28	%(c)	1.23	%(c)	1.73	%(c)	84%
Year Ended September 30, 2007	43.03	13.91%		507	1.28%		1.11%		1.76%		136%
Year Ended September 30, 2006	41.61	8.84%		565	1.31%		0.98%		1.73%		38%
Year Ended September 30, 2005	45.66	11.12%		2,136	1.28%		1.16%		1.77%		35%
Period Ended September 30, 2004(d)	45.01	1.88	%(b)	717	1.21	%(c)	1.08	%(c)	1.65	%(c)	5%
Period Ended June 30, 2004(e)	44.18	0.05	%(b)	295	1.21	%(c)	1.43	%(c)	1.72	%(c)	14%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$24.29	(12.94	%)(b)	$17	2.02	%(c)	0.48	%(c)	2.22	%(c)	84%
Year Ended September 30, 2007	42.41	13.03%		20	2.03%		0.37%		2.25%		136%
Year Ended September 30, 2006	41.13	8.04%		23	2.05%		0.32%		2.21%		38%
Year Ended September 30, 2005	45.22	10.29%		27	2.02%		0.43%		2.26%		35%
Period Ended September 30, 2004(d)	44.85	1.68	%(b)	5	1.96	%(c)	0.21	%(c)	2.17	%(c)	5%
Period Ended June 30, 2004(e)	44.11	(0.11	%)(b)	5	1.97	%(c)	0.57	%(c)	2.20	%(c)	14%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$24.55	(12.73	%)(b)	$4	1.51	%(c)	0.98	%(c)	1.71	%(c)	84%
Year Ended September 30, 2007	42.90	13.63%		5	1.54%		0.84%		1.80%		136%
Year Ended September 30, 2006	41.56	8.56%		4	1.53%		0.85%		1.68%		38%
Year Ended September 30, 2005	45.59	10.85%		4	1.52%		0.99%		1.77%		35%
Period Ended September 30, 2004(d)	44.95	1.79	%(b)	3	1.44	%(c)	0.74	%(c)	1.65	%(c)	5%
Period Ended June 30, 2004(e)	44.16	0.00	%(b)	3	1.45	%(c)	1.08	%(c)	1.72	%(c)	14%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$24.63	(12.50	%)(b)	$210,701	1.03	%(c)	1.47	%(c)	1.22	%(c)	84%
Year Ended September 30, 2007	43.12	14.19%		269,368	1.03%		1.36%		1.26%		136%
Year Ended September 30, 2006	41.74	9.10%		291,662	1.05%		1.33%		1.22%		38%
Year Ended September 30, 2005	45.78	11.42%		366,952	1.01%		1.52%		1.25%		35%
Period Ended September 30, 2004(d)	45.05	1.92	%(b)	379,023	0.96	%(c)	1.22	%(c)	1.15	%(c)	5%
Year Ended June 30, 2004(f)	44.20	18.60%		386,932	0.96%		1.30%		1.14%		14%
Year Ended June 30, 2003	37.98	(10.26%)		373,781	0.96%		1.24%		0.99%		78%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(e)	The existing class of shares was designated Class S shares as of April 19, 2004.
(f)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

 FINANCIAL HIGHLIGHTS

Tamarack Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$22.34	0.04	(a)	(3.50)	—		(3.46)	(0.02)	(1.50)	(1.52)
Year Ended September 30, 2007	22.17	0.03	(a)	1.68	(g	)	1.71	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.52	0.00	(a)	2.53	(g	)	2.53	(0.04)	(1.84)	(1.88)
Year Ended September 30, 2005	18.83	0.07		3.57	(g	)	3.64	(0.15)	(0.80)	(0.95)
Period Ended September 30, 2004(d)	19.12	(0.01)		(0.28)	(g	)	(0.29)	—	—	—
Period Ended June 30, 2004(e)	19.04	—		0.08	—		0.08	—	—	—
Class C
Six Months Ended March 31, 2008 (Unaudited)	$21.82	(0.03	)(a)	(3.42)	—		(3.45)	—	(1.50)	(1.50)
Year Ended September 30, 2007	21.84	(0.13	)(a)	1.65	(g	)	1.52	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.33	(0.16	)(a)	2.51	(g	)	2.35	—	(1.84)	(1.84)
Year Ended September 30, 2005	18.77	(0.08)		3.54	(g	)	3.46	(0.10)	(0.80)	(0.90)
Period Ended September 30, 2004(d)	19.09	(0.02)		(0.30)	(g	)	(0.32)	—	—	—
Period Ended June 30, 2004(e)	19.04	(0.02)		0.07	—		0.05	—	—	—
Class R
Six Months Ended March 31, 2008 (Unaudited)	$22.21	0.02	(a)	(3.48)	—		(3.46)	—	(1.50)	(1.50)
Year Ended September 30, 2007	22.11	(0.02	)(a)	1.66	(g	)	1.64	—	(1.54)	(1.54)
Year Ended September 30, 2006	21.47	(0.06	)(a)	2.54	(g	)	2.48	—	(1.84)	(1.84)
Year Ended September 30, 2005	18.81	(0.03)		3.60	(g	)	3.57	(0.11)	(0.80)	(0.91)
Period Ended September 30, 2004(d)	19.11	(0.01)		(0.29)	(g	)	(0.30)	—	—	—
Period Ended June 30, 2004(e)	19.04	—		0.07	—		0.07	—	—	—
Class S
Six Months Ended March 31, 2008 (Unaudited)	$22.47	0.07	(a)	(3.53)	—		(3.46)	(0.08)	(1.50)	(1.58)
Year Ended September 30, 2007	22.27	0.09	(a)	1.68	(g	)	1.77	(0.03)	(1.54)	(1.57)
Year Ended September 30, 2006	21.59	0.05	(a)	2.55	(g	)	2.60	(0.08)	(1.84)	(1.92)
Year Ended September 30, 2005	18.86	0.04		3.65	(g	)	3.69	(0.16)	(0.80)	(0.96)
Period Ended September 30, 2004(d)	19.14	0.01		(0.29)	(g	)	(0.28)	—	—	—
Year Ended June 30, 2004(f)	13.60	0.05		5.60	—		5.65	(0.05)	(0.06)	(0.11)
Year Ended June 30, 2003	14.60	0.05		(0.72)	—		(0.67)	(0.04)	(0.29)	(0.33)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate ***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$17.36	(15.95	%)(b)	$25,496	1.31	%(c)	0.40	%(c)	1.60	%(c)	2%
Year Ended September 30, 2007	22.34	7.68%		43,004	1.32%		0.14%		1.78%		17%
Year Ended September 30, 2006	22.17	12.67%		29,186	1.33%		0.01%		1.74%		20%
Year Ended September 30, 2005	21.52	19.62%		10,328	1.33%		(0.04%)		1.73%		8%
Period Ended September 30, 2004(d)	18.83	(1.52	%)(b)	1,522	1.28	%(c)	0.04	%(c)	1.63	%(c)	3%
Period Ended June 30, 2004(e)	19.12	0.42	%(b)	405	1.26	%(c)	0.00	%(c)	1.91	%(c)	11%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$16.87	(16.33	%)(b)	$2,348	2.06	%(c)	(0.34	%)(c)	2.10	%(c)	2%
Year Ended September 30, 2007	21.82	6.89%		3,981	2.07%		(0.60%)		2.28%		17%
Year Ended September 30, 2006	21.84	11.86%		2,073	2.08%		(0.73%)		2.25%		20%
Year Ended September 30, 2005	21.33	18.72%		506	2.08%		(0.77%)		2.22%		8%
Period Ended September 30, 2004(d)	18.77	(1.68	%)(b)	167	2.03	%(c)	(0.70	%)(c)	2.06	%(c)	3%
Period Ended June 30, 2004(e)	19.09	0.26	%(b)	4	2.03	%(c)	(0.62	%)(c)	2.22	%(c)	11%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$17.25	(16.11	%)(b)	$528	1.57	%(c)	0.22	%(c)	1.61	%(c)	2%
Year Ended September 30, 2007	22.21	7.42%		532	1.57%		(0.08%)		1.78%		17%
Year Ended September 30, 2006	22.11	12.42%		164	1.59%		(0.27%)		1.73%		20%
Year Ended September 30, 2005	21.47	19.27%		143	1.57%		(0.27%)		1.72%		8%
Period Ended September 30, 2004(d)	18.81	(1.57	%)(b)	94	1.53	%(c)	(0.29	%)(c)	1.67	%(c)	3%
Period Ended June 30, 2004(e)	19.11	0.37	%(b)	104	1.49	%(c)	0.15	%(c)	2.17	%(c)	11%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$17.43	(15.89	%)(b)	$281,368	1.06	%(c)	0.71	%(c)	1.10	%(c)	2%
Year Ended September 30, 2007	22.47	7.95%		318,947	1.07%		0.39%		1.27%		17%
Year Ended September 30, 2006	22.27	12.97%		261,594	1.09%		0.24%		1.23%		20%
Year Ended September 30, 2005	21.59	19.89%		232,912	1.07%		0.23%		1.22%		8%
Period Ended September 30, 2004(d)	18.86	(1.46	%)(b)	218,871	1.03	%(c)	0.22	%(c)	1.16	%(c)	3%
Year Ended June 30, 2004(f)	19.14	41.63%		234,956	1.03%		0.31%		1.20%		11%
Year Ended June 30, 2003	13.60	(4.55%)		92,202	1.03%		0.36%		1.08%		17%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***

Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investments income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For the period from July 1, 2004 to September 30, 2004.
(e)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f)	The existing class of shares was designated Class S shares as of April 19, 2004.
(g)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following seven investment portfolios (“Funds”):

- Tamarack Large Cap Growth Fund (“Large Cap Growth Fund”)

- Tamarack Mid Cap Growth Fund (“Mid Cap Growth Fund”)

- Tamarack SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- Tamarack Enterprise Fund (“Enterprise Fund”)

- Tamarack Small Cap Core Fund (“Small Cap Core Fund”)

- Tamarack Value Fund (“Value Fund”)

- Tamarack Microcap Value Fund (“Microcap Value Fund”)

The Large Cap Growth, Mid Cap Growth, SMID Cap Growth, Enterprise and Small Cap Core Funds offer five share classes: Class A, Class C, Class R, Class I and Class S shares. The Value and Microcap Value Funds offer four share classes: Class A, Class C, Class R and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PFPC, Inc. (“PFPC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Recent Accounting Standard:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

 NOTES TO FINANCIAL STATEMENTS

Security Valuation:
Equity securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the (“Valuation Time”). Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Fund’s approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Repurchase Agreements:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Investment Transactions and Income:
Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or portfolio management fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Financial Instruments:
The Funds may enter into futures contracts in an effort to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

 NOTES TO FINANCIAL STATEMENTS

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments. The Funds did not enter into futures contracts during the six months ended March 31, 2008.

Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known or estimated to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Distributions to Shareholders:
Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, expiring capital loss carry forward and foreign currency transactions), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights. The Value Fund utilizes earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate

Large Cap Growth Fund	All Net Assets	0.70%
Mid Cap Growth Fund	All Net Assets	0.70%
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 million	1.40%
	Over $30 million	0.90%
Small Cap Core Fund	Up to $30 million	1.40%
	Over $30 million	0.90%
Value Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S and Class I shares of each fund to the following levels:

Annual Rate

Large Cap Growth Fund	1.00%
Mid Cap Growth Fund	1.10%
SMID Cap Growth Fund	1.25%
Enterprise Fund	1.08%
Small Cap Core Fund	1.30%
Value Fund	1.03%
Microcap Value Fund	1.07%

 NOTES TO FINANCIAL STATEMENTS

Classes A, C, and R vary from these limits only by the addition of class- specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2009. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as co-administrator to the Funds. Effective October 8, 2007, PFPC became the Funds’ co-administrator and fund accounting agent. Prior to October 8, 2007, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) served as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. PFPC receives a fee for its services payable by the Funds based on the Funds’ average net assets. Voyageur’s fee is listed as “Administration fees” in the Statements of Operations. PFPC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A		Class C	Class R

12b-1 Plan Fee	0.25	%*	1.00%	0.50%

*The maximum Plan fee rate for Class A shares is 0.50%.The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A at least through January 31, 2009.

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2008, the Distributor received commissions of $33,534 from front-end sales charges of Class A shares of the Funds, of which $7,233 was paid to affiliated broker-dealers, the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor. The Distributor also received $391 from CDSC fees from Class C shares of the Funds. The Distributor received no CDSC fees from Class A shares of the Funds during the six months ended March 31, 2008.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2008 were as follows:

 NOTES TO FINANCIAL STATEMENTS

	Purchases	Sales

Large Cap Growth Fund	$12,164,752	$17,226,244
Mid Cap Growth Fund	27,145,562	24,521,763
SMID Cap Growth Fund	4,299,039	6,294,761
Enterprise Fund	41,942,414	62,144,704
Small Cap Core Fund	12,830,381	18,058,516
Value Fund	201,465,166	232,679,326
Microcap Value Fund	26,895,654	17,452,713

Within the guidelines, established by the Funds, to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains and losses from investment transactions in the financial statements.

6. Capital Share Transactions

Tamarack is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized on the following pages:

 NOTES TO FINANCIAL STATEMENTS

	Tamarack Large Cap Growth Fund		Tamarack Mid Cap Growth Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$352,479	$628,900	$1,658,436	$2,072,854
Distributions reinvested	-	-	2,640,566	1,144,886
Cost of shares redeemed	(536,558)	(1,957,230)	(2,513,197)	(17,325,889)

Change in Class A	$(184,079)	$(1,328,330)	$1,785,805	$(14,108,149)

Class I
Proceeds from shares issued	$9,050	$57,836	$8,484,768	$9,765,209
Distributions reinvested	-	-	5,730,437	1,874,960
Cost of shares redeemed	(61,807)	(388,159)	(5,993,599)	(16,967,814)

Change in Class I	$(52,757)	$(330,323)	$8,221,606	$(5,327,645)

Class C
Proceeds from shares issued	$-	$9,000	$-	$62,580
Distributions reinvested	-	-	91,961	58,278
Cost of shares redeemed	(1,967)	(17)	(523,699)	(1,087,113)

Change in Class C	$(1,967)	$8,983	$(431,738)	$(966,255)

Class R
Distributions reinvested	$-	$-	$948	$286
Cost of shares redeemed	(486)	-	-	-

Change in Class R	$(486)	$-	$948	$286

Class S
Proceeds from shares issued	$681,479	$801,443	$294,600	$264,776
Distributions reinvested	-	-	157,839	43,434
Cost of shares redeemed	(6,506,245)	(28,996,971)	(77,260)	(499,372)

Change in Class S	$(5,824,766)	$(28,195,528)	$375,179	$(191,162)

Change in net assets resulting from capital transactions	$(6,064,055)	$(29,845,198)	$9,951,800	$(20,592,925)

SHARE TRANSACTIONS:
Class A
Issued	29,556	54,866	134,599	162,519
Reinvested	-	-	214,331	93,384
Redeemed	(46,550)	(173,165)	(199,984)	(1,328,930)

Change in Class A	(16,994)	(118,299)	148,946	(1,073,027)

Class I
Issued	792	5,116	656,292	725,294
Reinvested	-	-	448,391	148,335
Redeemed	(5,020)	(32,869)	(468,371)	(1,273,964)

Change in Class I	(4,228)	(27,753)	636,312	(400,335)

Class C
Issued	-	819	-	5,063
Reinvested	-	-	7,702	4,856
Redeemed	(182)	-	(45,354)	(84,202)

Change in Class C	(182)	819	(37,652)	(74,283)

Class R
Reinvested	-	-	78	23
Redeemed	(43)	-	-	-

Change in Class R	(43)	-	78	23

Class S
Issued	57,456	69,272	21,877	19,436
Reinvested	-	-	12,341	3,434
Redeemed	(535,398)	(2,507,418)	(6,112)	(37,659)

Change in Class S	(477,942)	(2,438,146)	28,106	(14,789)

Change in shares resulting from capital transactions	(499,389)	(2,583,379)	775,790	(1,562,411)

 NOTES TO FINANCIAL STATEMENTS

	Tamarack SMID Cap Growth Fund		Tamarack Enterprise Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$339,274	$700,806	$649,475	$3,737,995
Distributions reinvested	642,370	361,996	2,151,734	1,472,750
Cost of shares redeemed	(673,900)	(1,926,741)	(4,403,088)	(4,461,071)

Change in Class A	$307,744	$(863,939)	$(1,601,879)	$749,674

Class I
Proceeds from shares issued	$4,352	$1,093,278	$1,523,438	$9,565,365
Distributions reinvested	580,884	270,792	5,864,860	3,044,157
Cost of shares redeemed	(1,817,878)	(1,251,313)	(3,447,229)	(5,538,851)

Change in Class I	$(1,232,642)	$112,757	$3,941,069	$7,070,671

Class C
Proceeds from shares issued	$20,000	$101	$115,486	$541,137
Distributions reinvested	3,702	2,362	298,946	204,733
Cost of shares redeemed	(20)	(12,683)	(544,979)	(813,124)

Change in Class C	$23,682	$(10,220)	$(130,547)	$(67,254)

Class R
Proceeds from shares issued	$3,540	$38,341	$4,442	$1,702
Distributions reinvested	8,006	2,031	868	366
Cost of shares redeemed	(11,001)	(40)	(7,148)	(2,405)

Change in Class R	$545	$40,332	$(1,838)	$(337)

Class S
Proceeds from shares issued	$8,683	$118,115	$12,585,478	$24,703,605
Distributions reinvested	44,687	17,044	33,358,430	22,534,553
Cost of shares redeemed	(23,428)	(107,087)	(48,196,326)	(81,111,127)

Change in Class S	$29,942	$28,072	$(2,252,418)	$(33,872,969)

Change in net assets resulting from capital transactions	$(870,729)	$(692,998)	$(45,613)	$(26,120,215)

SHARE TRANSACTIONS:
Class A
Issued	36,048	66,929	31,931	145,010
Reinvested	72,014	35,984	106,311	60,433
Redeemed	(76,118)	(184,312)	(212,498)	(173,141)

Change in Class A	31,944	(81,399)	(74,256)	32,302

Class I
Issued	501	98,520	70,252	378,667
Reinvested	62,327	25,988	287,493	123,998
Redeemed	(226,344)	(115,496)	(167,529)	(213,990)

Change in Class I	(163,516)	9,012	190,216	288,675

Class C
Issued	2,728	10	5,549	21,432
Reinvested	432	241	15,323	8,609
Redeemed	(2)	(1,266)	(28,240)	(32,260)

Change in Class C	3,158	(1,015)	(7,368)	(2,219)

Class R
Issued	389	3,700	254	68
Reinvested	912	204	43	15
Redeemed	(1,031)	-	(273)	(100)

Change in Class R	270	3,904	24	(17)

Class S
Issued	865	11,021	608,662	954,229
Reinvested	4,800	1,637	1,636,019	918,278
Redeemed	(2,510)	(9,673)	(2,234,402)	(3,123,312)

Change in Class S	3,155	2,985	10,279	(1,250,805)

Change in shares resulting from capital transactions	(124,989)	(66,513)	118,895	(932,064)

 NOTES TO FINANCIAL STATEMENTS

	Tamarack Small Cap Core Fund		Tamarack Value Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007 (a)	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$142,784	$699,107	$299,799	$120,993
Distributions reinvested	225,429	247,641	108,540	43,523
Cost of shares redeemed	(129,376)	(2,006,483)	(76,427)	(238,045)

Change in Class A	$238,837	$(1,059,735)	$331,912	$(73,529)

Class I
Proceeds from shares issued	$-	$100,000
Distributions reinvested	17,685	-

Change in Class I	$17,685	$100,000

Class C
Proceeds from shares issued	$-	$250,431	$-	$1,000
Distributions reinvested	95,884	46,062	6,411	2,266
Cost of shares redeemed	(79,478)	(94,594)	(250)	(7,740)

Change in Class C	$16,406	$201,899	$6,161	$(4,474)

Class R
Distributions reinvested	$784	$440	$1,487	$388

Change in Class R	$784	$440	$1,487	$388

Class S
Proceeds from shares issued	$997,605	$1,671,816	$2,485,853	$3,653,513
Distributions reinvested	10,369,478	6,671,684	82,713,848	27,130,832
Cost of shares redeemed	(7,462,911)	(7,772,556)	(25,510,336)	(62,387,585)

Change in Class S	$3,904,172	$570,944	$59,689,365	$(31,603,240)

Change in net assets resulting from capital transactions	$4,177,884	$(186,452)	$60,028,925	$(31,680,855)

SHARE TRANSACTIONS:
Class A
Issued	5,805	22,036	11,319	2,859
Reinvested	9,688	8,366	4,035	1,080
Redeemed	(4,424)	(61,275)	(2,951)	(5,732)

Change in Class A	11,069	(30,873)	12,403	(1,793)

Class I
Issued	-	3,195
Reinvested	752	-

Change in Class I	752	3,195

Class C
Issued	-	8,142	-	24
Reinvested	4,257	1,590	241	57
Redeemed	(3,382)	(3,023)	(6)	(182)

Change in Class C	875	6,709	235	(101)

Class R
Reinvested	34	15	55	10

Change in Class R	34	15	55	10

Class S
Issued	40,094	52,501	84,619	88,582
Reinvested	440,879	224,183	3,074,865	672,888
Redeemed	(283,289)	(244,429)	(849,614)	(1,503,060)

Change in Class S	197,684	32,255	2,309,870	(741,590)

Change in shares resulting from capital transactions	210,414	11,301	2,322,563	(743,474)

(a)	The Tamarack Small Cap Core Fund Class I Shares are for the period from August 2, 2007 (commencement of operations) to September 30, 2007.

 NOTES TO FINANCIAL STATEMENTS

	Tamarack Microcap Value Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,939,075	$21,788,187
Distributions reinvested	1,658,167	1,656,596
Cost of shares redeemed	(16,242,898)	(9,355,958)

Change in Class A	$(9,645,656)	$14,088,825

Class C
Proceeds from shares issued	$232,800	$2,252,195
Distributions reinvested	226,017	138,761
Cost of shares redeemed	(1,248,851)	(417,303)

Change in Class C	$(790,034)	$1,973,653

Class R
Proceeds from shares issued	$261,189	$552,901
Distributions reinvested	38,763	23,703
Cost of shares redeemed	(166,646)	(199,949)

Change in Class R	$133,306	$376,655

Class S
Proceeds from shares issued	$114,211,622	$124,579,974
Distributions reinvested	22,894,972	19,094,543
Cost of shares redeemed	(99,278,626)	(87,537,295)

Change in Class S	$37,827,968	$56,137,222

Change in net assets resulting from capital transactions	$27,525,584	$72,576,355

SHARE TRANSACTIONS:
Class A
Issued	264,104	942,583
Reinvested	88,578	73,889
Redeemed	(809,246)	(408,013)

Change in Class A	(456,564)	608,459

Class C
Issued	11,918	100,164
Reinvested	12,398	6,301
Redeemed	(67,637)	(18,917)

Change in Class C	(43,321)	87,548

Class R
Issued	13,623	24,124
Reinvested	2,083	1,061
Redeemed	(9,077)	(8,659)

Change in Class R	6,629	16,526

Class S
Issued	5,874,539	5,386,852
Reinvested	1,219,114	848,646
Redeemed	(5,149,024)	(3,786,534)

Change in Class S	1,944,629	2,448,964

Change in shares resulting from capital transactions	1,451,373	3,161,497

 NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 30, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2008, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

As of March 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Large Cap Growth Fund	$89,818,017	$16,445,165	$(6,984,903)	$9,460,262
Mid Cap Growth Fund	89,658,721	18,340,340	(8,224,298)	10,116,042
SMID Cap Growth Fund	6,506,046	786,019	(810,177)	(24,158)
Enterprise Fund	229,699,899	58,705,199	(50,983,589)	7,721,610
Small Cap Core Fund	43,515,024	11,762,226	(6,089,544)	5,672,682
Value Fund	204,501,067	21,550,547	(11,637,628)	9,912,919
Microcap Value Fund	308,394,994	67,787,359	(72,322,521)	(4,535,162)

The tax character of distributions during the fiscal year ended September 30, 2007 were as follows:

	Distributions Paid From

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid*

Mid Cap Growth Fund	$60,768	$3,123,176	$3,183,944	$3,183,944
SMID Cap Growth Fund	-	677,944	677,944	677,944
Enterprise Fund	8,366,757	21,688,785	30,055,542	30,055,542
Small Cap Core Fund	1,235,665	6,243,016	7,478,681	7,478,681
Value Fund	4,204,655	24,235,218	28,439,873	28,439,873
Microcap Value Fund	1,852,038	20,157,497	22,009,535	22,009,535

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2008.

 NOTES TO FINANCIAL STATEMENTS

As of September 30, 2007, the following Fund had net capital loss carryforwards as successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

	Capital Loss Carryforward	Expires

Large Cap Growth Fund	$14,484,487	2008
	9,673,722	2009
	2,915,217	2010

8. Market Timing

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of Tamarack’s policies on market timing and/or excessive trading. During the six months ended March 31, 2008, the redemption fees collected by each Fund were as follows:

Redemption Fees

Large Cap Growth Fund	$540
Mid Cap Growth Fund	2,336
SMID Cap Growth Fund	3
Enterprise Fund	2,012
Small Cap Core Fund	312
Value Fund	77
Microcap Value Fund	-

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. Voyageur has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2008 certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Large Cap Growth Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 98.63%
Consumer Discretionary – 10.75%
82,570	Johnson Controls, Inc.	$2,790,866
33,470	Kohl’s Corp.*	1,435,528
34,140	McGraw-Hill Cos., Inc. (The)	1,261,473
48,850	Omnicom Group, Inc.	2,158,193
89,310	Starbucks Corp.*	1,562,925
28,870	Target Corp.	1,463,132

		10,672,117

Consumer Staples – 7.87%
49,600	PepsiCo, Inc.	3,581,120
60,360	Procter & Gamble Co.	4,229,425

		7,810,545

Energy – 11.78%
33,820	Apache Corp.	4,086,132
24,530	EOG Resources, Inc.	2,943,600
47,550	Smith International, Inc.	3,054,137
22,200	Weatherford International Ltd.*	1,608,834

		11,692,703

Financials – 9.98%
44,340	American Express Co.	1,938,545
6,640	CME Group, Inc.	3,114,824
13,910	Franklin Resources, Inc.	1,349,131
44,430	State Street Corp.	3,509,970

		9,912,470

Health Care – 18.29%
31,090	Abbott Laboratories	1,714,614
27,600	Allergan, Inc.	1,556,364
47,660	Express Scripts, Inc.*	3,065,492
41,430	Genzyme Corp.*	3,088,192
38,090	Medtronic, Inc.	1,842,413
45,780	Stryker Corp.	2,977,988
53,380	Thermo Fisher Scientific, Inc.*	3,034,119
19,980	WellPoint, Inc.*	881,717

		18,160,899

Industrials – 16.70%
52,000	Danaher Corp.	3,953,561
111,540	General Electric Co.	4,128,095
61,300	Illinois Tool Works, Inc.	2,956,499
19,290	Precision Castparts Corp.	1,969,123
51,950	United Technologies Corp.	3,575,199

		16,582,477

Information Technology – 18.85%
85,900	Adobe Systems, Inc.*	3,057,181
13,360	Apple, Inc.*	1,917,160
43,820	Autodesk, Inc.*	1,379,454
109,080	Cisco Systems, Inc.*	2,627,737
47,000	Cognizant Technology Solutions Corp., Class A*	$1,355,010
68,660	eBay, Inc.*	2,048,814
4,100	Google, Inc., Class A*	1,805,927
65,400	Microsoft Corp.	1,856,052
77,990	Paychex, Inc.	2,671,937

		18,719,272

Materials – 4.41%
52,450	Ecolab, Inc.	2,277,904
24,900	Praxair, Inc.	2,097,327

		4,375,231

Total Common Stocks (Cost $88,465,452)		97,925,714

Investment Company – 0.35%
352,565	Wells Fargo Prime Investment Money Market Fund	352,565

Total Investment Company (Cost $352,565)		352,565

Principal Amount

Repurchase Agreement – 1.01%
$1,000,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at – 2.55% with maturity value of $1,000,071 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	1,000,000

Total Repurchase Agreement (Cost $1,000,000)		1,000,000

Total Investments (Cost $89,818,017) (a) – 99.99%		99,278,279
Other assets in excess of liabilities – 0.01%		10,828

NET ASSETS – 100.00%		$99,289,107

*Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Mid Cap Growth Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 97.33%
Consumer Discretionary – 19.16%
63,000	Aeropostale, Inc.*	$1,707,930
94,000	Dick’s Sporting Goods, Inc.*	2,517,320
48,000	Life Time Fitness, Inc.*	1,498,080
218,000	LKQ Corp.*	4,898,460
73,800	O’Reilly Automotive, Inc.*	2,104,776
71,000	PetSmart, Inc.	1,451,240
74,000	Sonic Corp.*	1,630,960
38,310	Tractor Supply Co.*	1,514,011
106,000	Zumiez, Inc.*	1,663,140

		18,985,917

Consumer Staples – 5.24%
53,000	Alberto-Culver Co.	1,452,730
42,000	Chattem, Inc.*	2,786,280
27,000	Hansen Natural Corp.*	953,100

		5,192,110

Energy – 5.10%
16,000	Core Laboratories NV*	1,908,800
49,000	Smith International, Inc.	3,147,270

		5,056,070

Financials – 1.10%
61,510	East West Bancorp, Inc.	1,091,803

Health Care – 18.47%
45,000	Arthrocare Corp.*	1,500,750
25,000	Charles River Laboratories International, Inc.*	1,473,500
24,000	Express Scripts, Inc.*	1,543,680
41,000	Henry Schein, Inc.*	2,353,400
55,000	Pharmaceutical Product Development, Inc.	2,304,500
39,000	Quest Diagnostics, Inc.	1,765,530
40,000	ResMed, Inc.*	1,687,200
65,000	Varian Medical Systems, Inc.*	3,044,600
96,000	VCA Antech, Inc.*	2,625,600

		18,298,760

Industrials – 25.46%
53,000	Actuant Corp., Class A	1,601,130
52,000	Barnes Group, Inc.	1,193,400
13,000	Bucyrus International, Inc., Class A	1,321,450
54,000	Donaldson Co., Inc.	2,175,120
64,480	Expeditors International of Washington, Inc.	2,913,206
52,920	Fastenal Co.	2,430,616
40,000	Graco, Inc.	1,450,400
23,000	Huron Consulting Group, Inc.*	955,650
28,000	IHS, Inc., Class A*	1,800,680
109,500	Knight Transportation, Inc.	1,802,370
65,000	Roper Industries, Inc.	3,863,600
72,000	Stericycle, Inc.*	$3,708,000

		25,215,622

Information Technology – 17.91%
54,000	Amdocs Ltd.*	1,531,440
71,220	Ansys, Inc.*	2,458,514
56,000	Blackbaud, Inc.	1,359,680
75,000	Cognizant Technology Solutions Corp., Class A*	2,162,250
52,000	Dolby Laboratories, Inc., Class A*	1,885,520
22,000	DST Systems, Inc.*	1,446,280
54,000	FactSet Research Systems, Inc.	2,908,980
62,000	Microchip Technology, Inc.	2,029,260
56,000	VistaPrint Ltd.*	1,957,200

		17,739,124

Materials – 4.89%
90,000	Albemarle Corp.	3,286,800
23,000	Greif, Inc., Class A	1,562,390

		4,849,190

Total Common Stocks (Cost $86,288,676)		96,428,596

Investment Company – 0.35%
346,167	Wells Fargo Prime Investment Money Market Fund	346,167

Total Investment Company (Cost $346,167)		346,167

Principal Amount

Repurchase Agreement – 3.03%
$3,000,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at 2.55% with maturity value of $3,000,213 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	3,000,000

Total Repurchase Agreement (Cost $3,000,000)		3,000,000
Total Investments (Cost $89,634,843) (a) – 100.71%		99,774,763

Liabilities in excess of other assets – (0.71)%		(706,584)

NET ASSETS – 100.00%		$99,068,179

*Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack SMID Cap Growth Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 99.04%
Consumer Discretionary – 14.84%
3,700	Aeropostale, Inc.*	$100,307
5,200	DG FastChannel, Inc.*	99,736
5,900	Dick’s Sporting Goods, Inc.*	158,002
10,000	LKQ Corp.*	224,700
3,400	O’Reilly Automotive, Inc.*	96,968
4,800	PetSmart, Inc.	98,112
2,400	Tractor Supply Co.*	94,848
5,900	Zumiez, Inc.*	92,571

		965,244

Consumer Staples – 4.67%
3,500	Alberto-Culver Co.	95,935
1,800	Chattem, Inc.*	119,412
2,500	Hansen Natural Corp.*	88,250

		303,597

Energy – 5.95%
2,950	Berry Petroleum Co., Class A	137,146
800	Core Laboratories NV*	95,440
2,400	Smith International, Inc.	154,152

		386,738

Financials – 5.47%
3,500	East West Bancorp, Inc.	62,125
4,300	HCC Insurance Holdings, Inc.	97,567
4,250	Investment Technology Group, Inc.*	196,265

		355,957

Health Care – 26.29%
10,500	Allscripts Healthcare Solutions, Inc.*	108,360
3,700	Arthrocare Corp.*	123,395
2,900	Charles River Laboratories International, Inc.*	170,926
3,700	Express Scripts, Inc.*	237,984
6,500	HealthExtras, Inc.*	161,460
3,100	Henry Schein, Inc.*	177,940
3,200	MWI Veterinary Supply, Inc.*	112,832
3,900	Pharmaceutical Product Development, Inc.	163,410
3,800	ResMed, Inc.*	160,284
3,100	Varian Medical Systems, Inc.*	145,204
5,400	VCA Antech, Inc.*	147,690

		1,709,485

Industrials – 20.70%
3,200	Actuant Corp., Class A	96,672
4,100	Barnes Group, Inc.	94,095
1,900	Donaldson Co., Inc.	76,532
2,050	DRS Technologies, Inc.	119,474
4,600	Expeditors International of Washington, Inc.	207,828
2,200	Fastenal Co.	101,046
1,600	Huron Consulting Group, Inc.*	66,480
2,500	IHS, Inc., Class A*	$160,775
3,400	Roper Industries, Inc.	202,096
4,300	Stericycle, Inc.*	221,450

		1,346,448

Information Technology – 17.36%
6,500	Ansys, Inc.*	224,380
4,600	Blackbaud, Inc.	111,688
4,600	Cognizant Technology Solutions Corp., Class A*	132,618
4,500	Diodes, Inc.*	98,820
5,300	Dolby Laboratories, Inc., Class A*	192,178
1,400	DST Systems, Inc.*	92,036
3,000	FactSet Research Systems, Inc.	161,610
3,300	VistaPrint Ltd.*	115,335

		1,128,665

Materials – 3.76%
4,100	Albemarle Corp.	149,732
1,400	Greif, Inc., Class A	95,102

		244,834

Total Common Stocks (Cost $6,450,581)		6,440,968

Investment Company – 0.63%
40,920	Wells Fargo Prime Investment Money Market Fund	40,920

Total Investment Company (Cost $40,920)		40,920

Total Investments (Cost $6,491,501) (a) – 99.67%		6,481,888

Other assets in excess of liabilities – 0.33%		21,297

NET ASSETS – 100.00%		$6,503,185

* Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 98.83%
Consumer Discretionary – 18.56%
275,000	Benihana, Inc., Class A*	$3,099,250
197,250	Cache, Inc.*	2,226,953
688,000	Casual Male Retail Group, Inc.*	2,889,600
196,200	Dixie Group, Inc.*	1,644,156
224,900	McCormick & Schmick’s Seafood Restaurants, Inc.*	2,620,085
488,191	Movado Group, Inc.	9,514,843
202,900	Regent Communications, Inc.*	253,625
448,500	Steinway Musical Instruments*	12,791,219
275,000	Tefron Ltd.*	1,215,500
319,100	Universal Electronics, Inc.*	7,725,411

		43,980,642

Consumer Staples – 0.20%
500,000	NutraCea*	485,000

Energy – 3.15%
79,300	Goodrich Petroleum Corp.*	2,385,344
79,000	Gulf Island Fabrication, Inc.	2,268,880
41,000	OYO Geospace Corp.*	1,862,220
59,800	Tetra Technologies, Inc.*	947,232

		7,463,676

Financials – 8.63%
301,300	Asta Funding, Inc.	4,197,109
100,100	Boston Private Financial Holdings, Inc.	1,060,059
82,009	Capital Corp. of the West	657,712
95,259	CoBiz Financial, Inc.	1,240,272
112,157	Dearborn Bancorp, Inc.*	852,393
110,900	Firstcity Financial Corp.*	698,670
74,096	Hanmi Financial Corp.	547,569
131,845	Harrington West Financial Group, Inc.	1,077,174
78,391	Mercantile Bank Corp.	808,995
123,289	MetroCorp Bancshares, Inc.	1,576,867
110,700	National Interstate Corp.	2,584,845
63,427	Northrim BanCorp, Inc.	1,153,103
160,666	Sanders Morris Harris Group, Inc.	1,311,035
219,900	SWS Group, Inc.	2,689,377

		20,455,180

Health Care – 8.59%
285,832	HMS Holdings Corp.*	8,160,504
120,000	Kensey Nash Corp.*	3,474,000
182,100	Meridian Bioscience, Inc.	6,087,603
175,100	Omrix Biopharmaceuticals, Inc.*	2,451,400
70,275	Penwest Pharmaceuticals Co.*	182,715

		20,356,222

Industrials – 24.19%
340,870	Allied Defense Group, Inc. (The)*	2,017,950
140,400	AZZ, Inc.*	4,995,432
490,000	C&D Technologies, Inc.*	2,459,800
331,725	Columbus McKinnon Corp.*	$10,276,840
190,200	Ennis, Inc.	3,191,556
239,800	Gehl Co.*	4,062,212
85,000	Hardinge, Inc.	1,169,600
486,400	LaBarge, Inc.*	5,865,984
176,000	Mac-Gray Corp.*	2,009,920
206,300	NN, Inc.	2,007,299
116,200	Old Dominion Freight Line, Inc.*	3,698,646
200,000	PGT, Inc.*	548,000
65,010	Quixote Corp.	542,834
185,589	Rush Enterprises, Inc., Class A*	2,939,730
150,800	Saia, Inc.*	2,391,688
200,578	Standard Parking Corp.*	4,204,115
168,600	Sun Hydraulics Corp.	4,934,922

		57,316,528

Information Technology – 19.58%
220,700	Comtech Telecommunications Corp.*	8,607,300
280,000	DivX, Inc.*	1,960,000
498,749	Edgewater Technology, Inc.*	2,628,407
496,300	Hypercom Corp.*	2,153,942
70,000	Interactive Intelligence, Inc.*	823,900
120,900	Landauer, Inc.	6,086,106
360,000	Lionbridge Technologies, Inc.*	1,206,000
865,600	NIC, Inc.	6,154,416
306,490	NU Horizons Electronics Corp.*	1,924,757
380,000	Sonic Solutions, Inc.*	3,667,000
715,400	Spectrum Control, Inc.*	6,052,284
366,800	Tyler Technologies, Inc.*	5,127,864

		46,391,976

Materials – 9.53%
1,124,600	Birch Mountain Resources Ltd.*	551,054
624,900	Intertape Polymer Group, Inc.*	1,481,013
120,000	Koppers Holdings, Inc.	5,317,200
504,500	Omnova Solutions, Inc.*	2,012,955
232,250	Penford Corp.	5,046,793
198,088	Universal Stainless & Alloy*	5,885,194
603,300	US Concrete, Inc.*	2,292,540

		22,586,749

Telecommunication Services – 4.04%
353,200	EMS Technologies, Inc.*	9,585,848

Utilities – 2.36%
115,400	Central Vermont Public Service Corp.	2,758,060
104,800	Unitil Corp.	2,824,360

		5,582,420

Total Common Stocks (Cost $226,327,898)		234,204,241

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Enterprise Fund (cont.)

Shares		Value

Investment Company – 0.13%
317,268	Wells Fargo Prime Investment Money Market Fund	$317,268

Total Investment Company (Cost $317,268)		317,268

Principal Amount

Repurchase Agreement – 1.22%
$2,900,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at 2.55% with maturity value of $2,900,205 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	2,900,000

Total Repurchase Agreement (Cost $2,900,000)		2,900,000

Total Investments (Cost $229,545,166) (a) – 100.18%		237,421,509
Liabilities in excess of other assets – (0.18)%		(437,472)

NET ASSETS – 100.00%		$236,984,037

* Non-income producing security.

(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 95.46%
Consumer Discretionary – 16.04%
125,300	Casual Male Retail Group, Inc.*	$526,260
20,300	Dress Barn, Inc.*	262,682
34,400	Jo-Ann Stores, Inc.*	506,712
22,100	McCormick & Schmick’s Seafood Restaurants, Inc.*	257,465
30,050	Men’s Wearhouse, Inc. (The)	699,264
87,200	Movado Group, Inc.	1,699,528
16,025	Pool Corp.	302,712
78,100	Steinway Musical Instruments*	2,227,412
43,500	Steven Madden Ltd.*	745,155
30,100	Universal Electronics, Inc.*	728,721

		7,955,911

Consumer Staples – 4.07%
19,400	Alberto-Culver Co.	531,754
5,000	BJ’s Wholesale Club, Inc.*	178,450
32,700	Nash Finch Co.	1,111,146
28,900	Sally Beauty Holdings, Inc.*	199,410

		2,020,760

Energy – 2.34%
8,300	CARBO Ceramics, Inc.	332,830
13,800	Tesco Corp.*	330,510
17,800	World Fuel Services Corp.	499,646

		1,162,986

Financials – 11.57%
43,400	Amerisafe, Inc.*	548,576
12,861	Argo Group International Holdings Ltd.*	456,823
35,600	Asta Funding, Inc.	495,908
6,800	Cadence Financial Corp.	108,596
13,508	Cash America International, Inc.	491,691
38,300	Compass Diversified Holdings	503,645
30,325	Delphi Financial Group, Inc., Class A	886,400
54,000	KKR Financial Holdings LLC	683,640
11,700	ProAssurance Corp.*	629,811
16,300	SWS Group, Inc.	199,349
20,300	Thomas Weisel Partners Group, Inc.*	134,386
9,972	Trico Bancshares	172,615
54,900	UCBH Holdings, Inc.	426,024

		5,737,464

Health Care – 9.58%
18,800	Emergency Medical Services Corp., Class A*	464,172
32,000	Invacare Corp.	712,960
27,400	Inverness Medical Innovations, Inc.*	824,740
31,900	Omrix Biopharmaceuticals, Inc.*	446,600
72,175	PSS World Medical, Inc.*	1,202,436
24,900	West Pharmaceutical Services, Inc.	1,101,327

		4,752,235

Industrials – 25.84%
20,200	AZZ, Inc.*	$718,716
83,200	C&D Technologies, Inc.*	417,664
16,900	Carlisle Cos., Inc.	565,136
21,700	Chart Industries, Inc.*	734,328
49,100	Columbus McKinnon Corp.*	1,521,118
19,700	Forward Air Corp.	698,168
11,300	Franklin Electric Co., Inc.	386,121
50,300	Gardner Denver, Inc.*	1,866,130
36,900	Gehl Co.*	625,086
42,100	Insteel Industries, Inc.	489,623
123,800	Interface, Inc., Class A	1,739,390
33,700	Manitowoc Co., Inc. (The)	1,374,960
9,500	NCI Building Systems, Inc.*	229,900
29,600	Sun Hydraulics Corp.	866,392
15,400	Wabtec Corp.	579,964

		12,812,696

Information Technology – 13.18%
58,900	Aspen Technology, Inc.*	750,975
38,900	Comtech Telecommunications Corp.*	1,517,100
26,500	Daktronics, Inc.	474,615
125,700	Skyworks Solutions, Inc.*	915,096
61,800	Sonic Solutions, Inc.*	596,370
107,100	Spectrum Control, Inc.*	906,066
17,500	Technitrol, Inc.	404,775
54,300	Xyratex Ltd.*	974,142

		6,539,139

Materials – 7.04%
25,000	HB Fuller Co.	510,250
53,700	Hercules, Inc.	982,173
59,900	Intertape Polymer Group, Inc.*	141,963
12,800	Koppers Holdings, Inc.	567,168
20,000	Rock-Tenn Co., Class A	599,400
23,200	Universal Stainless & Alloy*	689,272

		3,490,226

Telecommunication Services – 3.90%
32,900	EMS Technologies, Inc.*	892,906
72,600	Premiere Global Services, Inc.*	1,041,084

		1,933,990

Utilities – 1.90%
15,100	Energen Corp.	940,730

Total Common Stocks (Cost $41,501,244)		47,346,137

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Small Cap Core Fund (cont.)

Shares		Value

Investment Company – 0.69%
341,569	Wells Fargo Prime Investment Money Market Fund	$341,569

Total Investment Company (Cost $341,569)		341,569

Principal Amount

Repurchase Agreement – 3.02%
$1,500,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at 2.55% with maturity value of $1,500,106 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	1,500,000

Total Repurchase Agreement (Cost $1,500,000)		1,500,000

Total Investments (Cost $43,342,813) (a) – 99.17%		49,187,706
Other assets in excess of liabilities – 0.83%		410,218

NET ASSETS – 100.00%		$49,597,924

* Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 99.29%
Consumer Discretionary – 6.77%
46,210	BorgWarner, Inc.	$1,988,416
39,600	Carnival Corp.	1,603,008
249,530	Comcast Corp., Class A	4,825,910
73,030	Macy’s, Inc.	1,684,072
111,610	News Corp., Class A	2,092,688
64,040	TJX Cos., Inc.	2,117,803

		14,311,897

Consumer Staples – 9.95%
75,310	Avon Products, Inc.	2,977,757
60,610	Coca-Cola Co. (The)	3,689,331
193,950	Kraft Foods, Inc., Class A	6,014,389
65,150	Procter & Gamble Co.	4,565,061
71,760	Wal-Mart Stores, Inc.	3,780,317

		21,026,855

Energy – 16.43%
53,860	Apache Corp.	6,507,365
55,660	Chevron Corp.	4,751,138
44,590	ConocoPhillips	3,398,204
37,510	Devon Energy Corp.	3,913,418
127,970	Exxon Mobil Corp.	10,823,702
28,330	Hess Corp.	2,498,139
38,780	Noble Energy, Inc.	2,823,184

		34,715,150

Financials – 27.20%
10,890	Affiliated Managers Group, Inc.*	988,159
36,100	Aflac, Inc.	2,344,695
71,790	American International Group, Inc.	3,104,918
135,110	Bank of America Corp.	5,122,019
84,750	BB&T Corp.	2,717,085
14,650	Capital One Financial Corp.	721,073
161,186	Citigroup, Inc.	3,452,604
32,990	Fannie Mae	868,297
20,030	Goldman Sachs Group, Inc. (The)	3,312,762
19,340	Hartford Financial Services Group, Inc.	1,465,392
112,880	JPMorgan Chase & Co.	4,848,195
60,220	Lehman Brothers Holdings, Inc.	2,266,681
26,600	Lincoln National Corp.	1,383,200
88,290	MetLife, Inc.	5,320,355
57,660	Principal Financial Group, Inc.	3,212,815
16,050	Public Storage	1,422,351
31,160	Simon Property Group, Inc.	2,895,076
29,580	Travelers Cos., Inc. (The)	1,415,403
165,940	US Bancorp	5,369,818
63,912	Wachovia Corp.	1,725,624
120,670	Wells Fargo & Co.	3,511,497

		57,468,019

Health Care – 6.78%
24,760	Amgen, Inc.*	1,034,473
99,480	Forest Laboratories, Inc.*	$3,980,195
89,560	Johnson & Johnson	5,809,757
97,350	Pfizer, Inc.	2,037,536
33,010	WellPoint, Inc.*	1,456,731

		14,318,692

Industrials – 11.85%
14,490	Deere & Co.	1,165,576
20,300	Eaton Corp.	1,617,301
234,390	General Electric Co.	8,674,773
27,440	Lockheed Martin Corp.	2,724,792
57,710	Textron, Inc.	3,198,288
52,720	Trinity Industries, Inc.	1,404,988
93,450	Tyco International Ltd.	4,116,473
17,130	Union Pacific Corp.	2,147,759

		25,049,950

Information Technology – 4.32%
73,090	Dell, Inc.*	1,455,953
93,530	Hewlett-Packard Co.	4,270,580
29,530	International Business Machines Corp.	3,400,084

		9,126,617

Materials – 4.30%
10,210	Air Products & Chemicals, Inc.	939,320
46,120	Celanese Corp., Series A	1,800,986
28,730	Dow Chemical Co. (The)	1,058,701
43,970	E.I. du Pont de Nemours & Co.	2,056,038
12,220	Freeport-McMoRan Copper & Gold, Inc.	1,175,808
26,970	Newmont Mining Corp.	1,221,741
13,940	PPG Industries, Inc.	843,509

		9,096,103

Telecommunication Services – 5.59%
248,220	AT&T, Inc.	9,506,826
63,210	Verizon Communications, Inc.	2,304,005

		11,810,831

Utilities – 6.10%
69,710	Dominion Resources, Inc.	2,846,956
30,850	Edison International	1,512,267
52,360	Exelon Corp.	4,255,298
31,810	FPL Group, Inc.	1,995,759
64,270	Southern Co.	2,288,655

		12,898,935

Total Common Stocks (Cost $198,081,054)		209,823,049

Investment Company – 0.19%
390,937	Wells Fargo Prime Investment Money Market Fund	390,937

Total Investment Company (Cost $390,937)		390,937

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Value Fund (cont.)

Principal Amount		Value

Repurchase Agreement – 1.99%
$4,200,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at 2.55% with maturity value of $4,200,298 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	$4,200,000

Total Repurchase Agreement (Cost $4,200,000)		4,200,000

Total Investments (Cost $202,671,991) (a) – 101.47%		214,413,986
Liabilities in excess of other assets – (1.47)%		(3,096,989)

NET ASSETS – 100.00%		$211,316,997

* Non-income producing security.
(a) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund

March 31, 2008 (Unaudited)

Shares		Value

Common Stocks – 92.75%
Consumer Discretionary – 16.96%
70,000	Aftermarket Technology Corp.*	$1,360,800
29,800	Ambassadors International, Inc.	220,818
7,300	American Biltrite, Inc.*	52,195
34,500	America’s Car-Mart, Inc.*	434,355
53,000	Arctic Cat, Inc.	386,370
60,000	Asbury Automotive Group, Inc.	825,600
40,000	Ashworth, Inc.*	114,400
65,000	Audiovox Corp., Class A*	694,200
16,000	Avatar Holdings, Inc.*	697,440
90,000	Bakers Footwear Group, Inc.*	178,200
29,000	Bassett Furniture Industries, Inc.	357,860
48,000	Beazer Homes USA, Inc.	453,600
12,500	Benihana, Inc.*	139,750
25,000	Benihana, Inc., Class A*	281,750
22,000	Big Dog Holdings, Inc.*	135,300
69,000	Bluegreen Corp.*	462,300
45,000	Bon-Ton Stores, Inc. (The)	246,150
46,000	Books-A-Million, Inc.	402,040
15,127	Bowl America, Inc., Class A	232,956
43,000	Brookfield Homes Corp.	722,400
29,000	Building Materials Holding Corp.	127,020
23,000	Carmike Cinemas, Inc.	236,440
44,000	Carriage Services, Inc.*	343,640
61,000	Charlotte Russe Holding, Inc.*	1,057,740
42,010	Chromcraft Revington, Inc.*	184,844
45,000	Cobra Electronics Corp.	171,450
110,000	Comstock Homebuilding Cos., Inc., Class A*	93,500
84,000	Cost Plus, Inc.*	281,400
32,000	CSS Industries, Inc.	1,118,719
42,000	Delta Apparel, Inc.	253,680
25,582	DG FastChannel, Inc.*	490,663
56,000	Dixie Group, Inc.*	469,280
22,000	Dominion Homes, Inc.*	12,100
40,000	Dorman Products, Inc.*	430,000
17,500	Duckwall-ALCO Stores, Inc.*	199,500
84,000	Emmis Communications Corp., Class A*	292,320
41,000	Entercom Communications Corp., Class A	407,130
117,000	Finish Line, Class A	556,920
48,000	Finlay Enterprises, Inc.*	30,960
56,000	Flexsteel Industries	754,880
67,000	Fred’s, Inc., Class A	686,750
48,000	Friedman’s, Inc., Class A *(a)	0
53,000	Furniture Brands International, Inc.	620,100
36,000	Gaiam, Inc., Class A*	623,520
85,000	Golfsmith International Holdings, Inc.*	179,350
59,000	Gottschalks, Inc.*	175,230
24,000	Group 1 Automotive, Inc.	563,520
26,000	Hampshire Group Ltd.*	234,000
106,000	Handleman Co.*	25,440
78,300	Hartmarx Corp.*	228,636
89,000	Hastings Entertainment, Inc.*	699,540
61,750	Haverty Furniture Cos., Inc.	$657,020
27,000	Helen of Troy Ltd.*	452,790
31,000	Hooker Furniture Corp.	692,540
135,000	Interstate Hotels & Resorts, Inc.*	645,300
75,000	Isle of Capri Casinos, Inc.*	536,250
15,000	J Alexander’s Corp.	124,200
73,000	Jakks Pacific, Inc.*	2,012,609
29,000	Johnson Outdoors, Inc., Class A	495,610
82,000	Journal Communications, Inc., Class A	605,159
102,000	Journal Register Co.	56,100
58,310	Lakeland Industries, Inc.*	681,644
22,000	Landry’s Restaurants, Inc.	358,160
95,270	Lazare Kaplan International, Inc.*	800,268
48,000	Lee Enterprises, Inc.	480,480
47,000	Lenox Group, Inc.*	83,190
53,000	Levitt Corp., Class A*	104,940
31,000	Lifetime Brands, Inc.	277,140
25,000	Lithia Motors, Inc., Class A	254,000
37,800	M/I Homes, Inc.	641,844
28,000	Marcus Corp.	537,600
43,000	MarineMax, Inc.*	535,780
7,500	McRae Industries, Inc., Class A	121,500
26,000	Media General, Inc., Class A	364,520
38,000	Meritage Homes Corp.*	734,160
21,300	Mestek, Inc.*	255,600
50,000	Monaco Coach Corp.	474,000
56,250	Monro Muffler, Inc.	950,625
43,000	Mothers Work, Inc.*	718,530
69,400	Movado Group, Inc.	1,352,606
18,300	Nobel Learning Communities, Inc.*	244,854
10,300	Nobility Homes, Inc.	180,250
32,000	O’Charleys, Inc.	368,640
41,000	Orleans Homebuilders, Inc.	233,700
29,000	Oxford Industries, Inc.	653,370
10,000	P&F Industries, Class A*	64,000
60,000	Palm Harbor Homes, Inc.*	315,600
36,750	Perry Ellis International, Inc.*	802,253
135,000	Point.360*	226,800
71,000	Pomeroy IT Solutions, Inc.*	392,630
90,600	Radio One, Inc., Class D*	137,712
56,000	Red Lion Hotels Corp.*	479,360
37,550	Rex Stores Corp.*	738,609
40,000	Rocky Brands, Inc.*	226,400
11,300	S&K Famous Brands, Inc.*	58,760
80,000	Saga Communications, Inc., Class A*	448,000
45,150	Salem Communications Corp., Class A	181,052
90,000	Shiloh Industries, Inc.	1,005,300
36,000	Shoe Carnival, Inc.*	487,080
131,000	Source Interlink Cos., Inc.*	248,900
31,500	Sport Chalet, Inc., Class A*	163,485
4,500	Sport Chalet, Inc., Class B*	18,135
89,000	Standard Motor Products, Inc.	544,680
55,000	Steak N Shake Co. (The)*	432,850
111,000	Stein Mart, Inc.	623,820

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

Shares		Value

26,000	Steinway Musical Instruments*	$741,520
103,000	Stewart Enterprises, Inc., Class A	661,260
66,000	Stoneridge, Inc.*	887,700
17,000	Strattec Security Corp.	719,610
43,000	Syms Corp.	522,020
72,000	Systemax, Inc.	868,320
15,000	Tandy Brands Accessories, Inc.	72,600
49,490	Tarragon Corp.*	106,404
50,000	TOUSA, Inc.*	8,500
150,000	Trans World Entertainment Corp.*	564,000
50,000	Tuesday Morning Corp.*	259,000
17,000	Unifirst Corp.	630,530
35,900	WCI Communities, Inc.*	120,265
75,080	Westwood One, Inc.*	157,668
33,400	Weyco Group, Inc.	990,978

		52,537,536

Consumer Staples – 5.28%
73,000	American Italian Pasta Co., Class A*	397,850
42,800	Andersons, Inc. (The)	1,909,308
9,300	Cagle’s, Inc., Class A*	55,800
94,000	Central Garden and Pet Co.*	433,340
36,000	Chiquita Brands International, Inc.*	831,960
83,000	Elizabeth Arden, Inc.*	1,655,850
42,000	Farmer Bros Co.	971,880
67,000	Ingles Markets, Inc., Class A	1,647,530
44,000	MGP Ingredients, Inc.	307,560
143,000	ML Macadamia Orchards LP	457,600
35,000	Nash Finch Co.	1,189,300
84,000	National Beverage Corp.	644,280
69,000	Omega Protein Corp.*	941,850
54,000	Prestige Brands Holdings, Inc.*	441,720
110,000	Redhook Ale Brewery, Inc.*	531,300
52,575	Sanderson Farms, Inc.	1,998,375
52,000	Spartan Stores, Inc.	1,084,200
76,450	Spectrum Brands, Inc.*	349,377
91,000	Tasty Baking Co.	518,700

		16,367,780

Energy – 4.16%
119,000	Brigham Exploration Co.*	722,330
44,000	Bronco Drilling Co., Inc.*	708,840
40,000	Callon Petroleum Co.*	723,600
48,000	Edge Petroleum Corp.*	193,440
39,076	Enbridge Energy Management LLC*	1,900,266
19,000	EV Energy Partner LP	487,350
34,000	Gulf Island Fabrication, Inc.	976,480
98,000	Harvest Natural Resources, Inc.*	1,181,880
47,000	Knightsbridge Tankers Ltd.	1,253,960
40,000	Lufkin Industries, Inc.	2,552,800
106,000	Newpark Resources, Inc.*	540,600
14,600	PHI, Inc.*	445,300
20,000	PHI, Inc. Non voting*	630,800
97,000	US BioEnergy Corp.*	572,300

		12,889,946

Financials – 18.95%
70,000	21st Century Holding Co.	$896,700
50,000	ACA Capital Holdings, Inc.*	15,000
68,000	Advanta Corp., Class A	406,640
40,000	Affirmative Insurance Holdings, Inc.	319,200
71,000	AmCOMP, Inc.*	867,620
105,000	American Equity Investment Life Holding Co.	974,400
75,000	American Independence Corp.*	544,500
19,000	American Safety Insurance Holdings Ltd.*	324,900
30,000	Ameris Bancorp	481,800
21,000	Baldwin & Lyons, Inc., Class B	539,280
14,500	Bancinsurance Corp.*	72,500
45,000	BankUnited Financial Corp., Class A	225,450
31,000	Banner Corp.	714,240
100,000	Beverly Hills Bancorp, Inc.	253,000
91,000	Bimini Capital Management, Inc. REIT, Class A*	28,119
52,000	California First National Bancorp	502,320
21,000	Camco Financial Corp.	220,710
5,200	Capital Southwest Corp.	643,344
38,000	Capitol Bancorp Ltd.	803,320
108,000	Centennial Bank Holdings, Inc.*	678,240
25,000	Citizens South Banking Corp.	237,500
48,150	Citizens, Inc.*	322,124
126,744	Cockleshell Ltd.*	147,152
133,000	Consumer Portfolio Services*	377,720
43,000	Cowen Group, Inc.*	304,870
123,000	Credit Acceptance Corp.*	1,910,189
41,500	Deerfield Capital Corp. REIT	58,515
65,777	Donegal Group, Inc., Class A	1,144,520
12,444	Donegal Group, Inc., Class B	223,370
75,040	Dynex Capital, Inc. REIT	716,632
31,000	EMC Insurance Group, Inc.	833,590
95,000	First Cash Financial Services, Inc.*	981,350
40,000	First Financial Corp.	1,231,200
54,000	First Merchants Corp.	1,541,160
14,000	First Pactrust Bancorp, Inc.	227,780
38,000	First Place Financial Corp.	494,000
42,000	First State Bancorp	562,380
25,000	Firstcity Financial Corp.*	157,500
66,000	Flagstar Bancorp, Inc.	476,520
45,000	FNB United Corp.	472,500
27,000	FPIC Insurance Group, Inc.*	1,272,780
62,000	Franklin Bank Corp.*	187,860
109,000	Fremont General Corp.*	52,320
2,250	FRMO Corp.*	22,388
55,000	Gateway Financial Holdings, Inc.	583,000
54,000	GB&T Bancshares, Inc.	464,400
45,000	Gladstone Investment Corp.	423,450
87,220	Hanover Capital Mortgage Holdings, Inc. REIT	39,249
38,000	HF Financial Corp.	608,000
13,000	Home Federal Bancorp	286,000
36,000	Independence Holding Co.	429,120

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

Shares		Value

17,000	Infinity Property & Casualty Corp.	$707,200
31,000	Intervest Bancshares Corp., Class A	297,290
8,300	Investors Title Co.	406,700
24,000	Jefferson Bancshares, Inc.	218,640
17,000	Kansas City Life Insurance Co.	817,020
56,930	Labranche & Co., Inc.*	247,646
11,000	LSB Corp.	173,360
53,000	Marlin Business Services Corp.*	399,620
37,000	Mass Financial Corp., Class A*	181,300
69,000	Meadowbrook Insurance Group, Inc.	538,890
62,000	Medallion Financial Corp.	560,480
43,000	Mercer Insurance Group, Inc.	747,770
174,000	MFA Mortgage Investments, Inc. REIT	1,096,200
136,000	MicroFinancial, Inc.	711,280
12,000	MutualFirst Financial, Inc.	158,040
62,000	National Atlantic Holdings Corp., Class A*	368,280
5,300	National Security Group, Inc.	88,828
6,000	National Western Life Insurance Co., Class A	1,300,740
36,400	Navigators Group, Inc.*	1,980,159
43,000	NGP Capital Resources Co.	706,060
90,000	Nicholas Financial, Inc.*	555,300
16,000	NYMAGIC, Inc.	363,360
30,000	Omega Financial Corp.	936,000
18,000	Pacific Mercantile Bancorp	171,720
50,000	Patriot Capital Funding, Inc.	523,500
104,830	Paulson Capital Corp.*	539,875
78,000	Penn Treaty American Corp.*	503,100
29,000	Peoples Bancorp, Inc.	699,190
65,000	PMA Capital Corp., Class A*	555,100
37,900	PMC Commercial Trust REIT	267,195
40,000	Presidential Life Corp.	697,600
47,000	Procentury Corp.	846,000
39,000	Prospect Capital Corp.	593,580
19,000	Provident Financial Holdings, Inc.	304,760
89,000	Reis, Inc.*	476,150
49,000	Resource America, Inc., Class A	463,050
17,000	Safety Insurance Group, Inc.	580,210
50,000	Sanders Morris Harris Group, Inc.	408,000
35,000	SCPIE Holdings, Inc.*	964,250
42,000	SeaBright Insurance Holdings, Inc.*	618,660
37,000	Simmons First National Corp., Class A	1,100,010
32,000	Southern Community Financial Corp.	229,120
98,000	Specialty Underwriters’ Alliance, Inc.*	417,480
47,000	Stewart Information Services Corp.	1,315,530
30,666	Stifel Financial Corp.*	1,376,903
73,500	SWS Group, Inc.	898,905
54,000	TierOne Corp.	609,120
24,000	Triad Guaranty, Inc.*	120,000
68,000	Unico American Corp.*	639,200
21,000	United Capital Corp.*	456,750
97,000	United Community Financial Corp.	601,400
128,000	United PanAm Financial Corp.*	465,920
19,000	United Western Bancorp, Inc.	340,100
66,000	Willow Financial Bancorp, Inc.	487,740
4,600	Ziegler Cos., Inc. (The)*	$138,000
80,000	ZipRealty, Inc.*	419,200

		58,687,903

Health Care – 5.32%
31,000	Air Methods Corp.*	1,499,470
54,000	Albany Molecular Research, Inc.*	655,560
128,000	Allied Healthcare International, Inc.*	204,800
131,000	Allion Healthcare, Inc.*	541,030
11,000	American Shared Hospital Services	26,400
46,000	Angiodynamics, Inc.*	531,760
92,000	BioScrip, Inc.*	621,920
67,000	Cardiac Science Corp.*	559,450
26,000	Conmed Corp.*	666,640
46,000	Cross Country Healthcare, Inc.*	569,020
28,000	E-Z-Em, Inc.*	587,160
76,970	Hanger Orthopedic Group, Inc.*	829,737
82,000	HealthTronics, Inc.*	265,680
20,313	IntegraMed America, Inc.*	198,864
28,000	Invacare Corp.	623,840
7,100	Kewaunee Scientific Corp.	106,500
30,000	Lannett Co., Inc.*	69,000
37,000	Martek Biosciences Corp.*	1,131,090
43,500	Matria Healthcare, Inc.*	970,050
84,000	Medical Staffing Network Holdings, Inc.*	393,120
19,000	Mediware Information Systems*	108,870
73,670	Merge Healthcare, Inc.*	41,255
42,000	National Dentex Corp.*	541,380
64,000	National Medical Health Card Systems, Inc.*	651,520
42,000	PDI, Inc.*	353,640
30,000	PharmaNet Development Group, Inc.*	756,900
43,000	PharMerica Corp.*	712,510
49,000	RehabCare Group, Inc.*	735,000
62,000	Res-Care, Inc.*	1,063,300
29,000	Synovis Life Technologies, Inc.*	454,720

		16,470,186

Industrials – 20.91%
67,839	Aceto Corp.	470,803
24,000	Alamo Group, Inc.	510,480
44,000	Altra Holdings, Inc.*	591,800
15,000	Amrep Corp.	784,500
28,000	Arkansas Best Corp.	892,080
28,000	AZZ, Inc.*	996,240
85,000	Beacon Roofing Supply, Inc.*	850,000
103,000	Builders FirstSource, Inc.*	747,780
34,800	Cascade Corp.	1,715,988
95,000	Celadon Group, Inc.*	919,600
2,800	Chicago Rivet & Machine Co.	62,720
45,000	CIRCOR International, Inc.	2,081,250
41,000	Commercial Vehicle Group, Inc.*	406,310
40,000	Compx International, Inc.	368,000
39,000	Consolidated Graphics, Inc.*	2,185,950
37,000	Cornell Cos., Inc.*	831,020

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

Shares		Value

50,000	Covenant Transportation Group, Inc., Class A*	$255,000
29,000	Ducommun, Inc.*	802,430
50,580	DynCorp International, Inc., Class A*	843,674
14,700	Eastern Co. (The)	230,055
11,880	Ecology and Environment, Inc., Class A	141,966
70,000	Electro Rent Corp.	1,060,500
60,000	Encore Wire Corp.	1,092,600
62,000	Ennis, Inc.	1,040,360
20,000	EnPro Industries, Inc.*	623,800
39,000	Espey Manufacturing & Electronics Corp.	780,000
62,000	Excel Maritime Carriers Ltd.	1,819,700
41,600	Exponent, Inc.*	1,366,144
120,000	ExpressJet Holdings, Inc.*	315,600
79,000	Frozen Food Express Industries	627,260
21,000	G&K Services, Inc., Class A	747,810
24,900	Gehl Co.*	421,806
80,000	Gibraltar Industries, Inc.	938,400
47,000	Griffon Corp.*	404,200
25,750	Hardinge, Inc.	354,320
80,900	Heico Corp., Class A	3,173,707
43,000	Herley Industries, Inc.*	444,620
118,000	Huttig Building Products, Inc.*	273,760
65,000	ICT Group, Inc.*	655,850
20,000	Industrial Distribution Group, Inc.*	200,800
54,000	Insituform Technologies, Inc., Class A*	746,820
43,350	International Shipholding Corp.*	831,453
19,000	Jinpan International Ltd.	567,720
12,000	Key Technology, Inc.*	357,480
74,000	KHD Humboldt Wedag International Ltd.*	1,802,640
55,000	Kimball International, Inc., Class B	589,600
37,000	Ladish Co., Inc.*	1,332,000
38,000	LS Starrett Co., Class A	731,120
51,750	LSI Industries, Inc.	683,618
66,000	Lydall, Inc.*	755,700
36,000	Mac-Gray Corp.*	411,120
58,000	MAIR Holdings, Inc.*	220,400
58,875	Marten Transport Ltd.*	913,740
72,000	Mesa Air Group, Inc.*	169,200
44,117	Met-Pro Corp.	494,996
23,800	Michael Baker Corp.*	534,548
41,000	Modtech Holdings, Inc.*	11,480
85,000	Nashua Corp.*	934,150
63,000	NN, Inc.	612,990
18,800	Northwest Pipe Co.*	798,812
106,000	On Assignment, Inc.*	673,100
33,100	PAM Transportation Services*	515,036
43,160	Patrick Industries, Inc.*	295,646
65,000	PeopleSupport, Inc.*	592,800
30,000	Powell Industries, Inc.*	1,181,100
99,000	RCM Technologies, Inc.*	382,140
84,000	Robbins & Myers, Inc.	2,742,600
55,500	Rush Enterprises, Inc., Class A*	879,120
21,000	School Specialty, Inc.*	662,340
13,800	SL Industries, Inc.*	274,620
78,000	Spherion Corp.*	$477,360
32,000	Standex International Corp.	714,880
41,000	Superior Uniform Group, Inc.	409,590
63,000	Supreme Industries, Inc., Class A	359,100
56,000	Sypris Solutions, Inc.	231,280
52,000	TRC Cos., Inc.*	227,240
34,000	Tredegar Corp.	619,140
88,000	Trex Co., Inc.*	693,440
21,000	Universal Forest Products, Inc.	676,200
28,000	USA Truck, Inc.*	361,480
38,000	Vitran Corp., Inc.*	542,260
44,000	Volt Information Sciences, Inc.*	746,240
6,700	VSE Corp.	189,141
85,000	Wabash National Corp.	764,150
34,000	Waste Industries USA, Inc.	1,229,100
102,000	WCA Waste Corp.*	620,160
150,000	Westaff, Inc.*	324,000
68,000	Willis Lease Finance Corp.*	854,760

		64,766,493

Information Technology – 10.43%
55,000	Actel Corp.*	842,050
100,000	Advanced Analogic Technologies, Inc.*	562,000
41,000	Agilysys, Inc.	475,600
125,000	Allied Motion Technologies, Inc.*	592,500
59,000	Anaren, Inc.*	746,940
125,000	Axcelis Technologies, Inc.*	700,000
83,300	Bell Microproducts, Inc.*	169,932
14,000	Black Box Corp.	431,900
49,200	CalAmp Corp.*	133,824
57,090	Catapult Communications Corp.*	294,014
77,000	Ciber, Inc.*	377,300
115,000	Comarco, Inc.*	428,950
23,000	Communications Systems, Inc.	247,710
88,243	Cybersource Corp.*	1,289,230
36,000	DSP Group, Inc.*	458,640
77,000	Dynamics Research Corp.*	778,470
85,000	Edgewater Technology, Inc.*	447,950
131,000	EFJ, Inc.*	157,200
39,000	Electro Scientific Industries, Inc.*	642,720
77,000	ePlus, Inc.*	708,400
39,000	Exar Corp.*	320,970
64,000	GSI Group, Inc.*	497,920
24,000	GTSI Corp.*	173,280
120,000	Hurray! Holding Co. Ltd. ADR*	330,000
28,000	Hutchinson Technology, Inc.*	445,480
32,000	Infospace, Inc.	370,240
35,000	Integral Systems, Inc.	1,023,050
90,000	Jupitermedia Corp.*	188,100
87,000	KEMET Corp.*	351,480
48,000	Keynote Systems, Inc.*	565,920
61,000	LeCroy Corp.*	528,260
21,000	Magal Security Systems Ltd.*	143,010
65,000	MCSi, Inc. (a)*	0
51,000	MedQuist, Inc.*	481,950

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

Shares		Value

100,000	Merix Corp.*	$204,000
104,000	Methode Electronics, Inc.	1,215,759
70,000	MIVA, Inc.*	120,400
60,000	NU Horizons Electronics Corp.*	376,800
60,000	Omnivision Technologies, Inc.*	1,009,200
48,000	Oplink Communications, Inc.*	425,760
40,000	Opnet Technologies, Inc.*	325,600
123,000	Optical Cable Corp.*	615,000
82,000	PC Connection, Inc.*	649,440
37,000	PDF Solutions, Inc.*	203,870
76,000	Pegasystems, Inc.	731,880
90,000	Perceptron, Inc.*	1,140,300
140,000	Performance Technologies, Inc.*	641,200
75,000	Pericom Semiconductor Corp.*	1,101,000
37,930	Photronics, Inc.*	362,232
67,000	Planar Systems, Inc.*	268,670
62,000	PLATO Learning, Inc.*	181,660
28,000	Retalix Ltd.*	397,320
47,000	Richardson Electronics Ltd.	198,810
29,000	Rudolph Technologies, Inc.*	283,330
76,000	Semitool, Inc.*	632,320
70,000	Sigmatron International, Inc.*	433,300
46,000	Startek, Inc.*	423,660
27,000	SYNNEX Corp.*	572,940
70,560	TechTeam Global, Inc.*	638,568
21,000	Tessco Technologies, Inc.*	315,000
98,000	Tier Technologies, Inc., Class B*	781,060
56,000	Tollgrade Communications, Inc.*	293,440
120,000	Ulticom, Inc.*	810,000
46,000	Vignette Corp.*	607,660
97,000	White Electronic Designs Corp.*	426,800

		32,291,969

Materials – 6.40%
85,000	AMCOL International Corp.	2,654,550
70,200	American Pacific Corp.*	1,121,094
12,000	ASA Ltd.	985,320
37,000	Blue Earth Refineries, Inc.*	81,400
107,000	Buckeye Technologies, Inc.*	1,194,120
38,000	Chesapeake Corp.	182,780
18,000	Friedman Industries	92,700
29,000	Hawkins, Inc.	440,800
50,000	Headwaters, Inc.*	659,500
70,000	Innospec, Inc.	1,484,000
60,000	Material Sciences Corp.*	465,600
10,562	Mod-Pac Corp.*	51,226
44,000	NewMarket Corp.	3,319,800
140,400	North American Palladium Ltd.*	766,584
23,000	Olympic Steel, Inc.	1,037,300
38,000	Penford Corp.	825,740
110,000	PolyOne Corp.*	700,700
34,000	Schulman (A), Inc.	698,020
30,000	Schweitzer-Mauduit International, Inc.	694,200
45,000	Spartech Corp.	380,250
26,000	Stepan Co.	993,980
16,000	Universal Stainless & Alloy*	$475,360
88,610	US Concrete, Inc.*	336,718
3,200	Vulcan International Corp.	182,400

		19,824,142

Telecommunication Services – 0.40%
40,000	D&E Communications, Inc.	356,000
41,000	SureWest Communications	633,860
35,000	USA Mobility, Inc.*	249,900

		1,239,760

Utilities – 3.94%
44,000	American States Water Co.	1,584,000
47,054	California Water Service Group	1,795,110
29,000	Central Vermont Public Service Corp.	693,100
17,000	CH Energy Group, Inc.	661,300
15,700	Chesapeake Utilities Corp.	465,348
23,500	Connecticut Water Service, Inc.	556,245
9,000	Delta Natural Gas Co., Inc.	222,210
71,000	Empire District Electric Co. (The)	1,437,750
24,000	EnergySouth, Inc.	1,252,560
18,000	Florida Public Utilities Co.	200,700
4,900	Maine & Maritimes Corp.*	136,220
30,400	Middlesex Water Co.	552,064
6,500	RGC Resources, Inc.	177,255
52,800	SJW Corp.	1,509,552
45,644	Southwest Water Co.	505,279
16,476	Unitil Corp.	444,028

		12,192,721

Total Common Stocks (Cost $291,073,268)		287,268,436

Exchange Traded Funds – 1.49%
70,000	iShares Russell Microcap Index Fund	3,260,600
100,000	PowerShares Zacks Micro Cap Portfolio	1,347,000

Total Exchange Traded Funds (Cost $5,285,222)		4,607,600

Warrant – 0.00%
Health Care Equipment & Services – 0.00%
2,967	Del Global Technologies Corp., 03/28/09, $1.50*	2,967

Total Warrant (Cost $0)		2,967

Principal Amount

Corporate Bonds – 0.00%
$1,947	Trenwick America Corp.* (a)(b)	0
1,625	Trenwick America Corp.* (a)(b)	0

		0

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Microcap Value Fund (cont.)

Shares		Value

Investment Company – 0.12%
380,829	Wells Fargo Prime Investment Money Market	$380,829

Total Investment Company (Cost $380,829)		380,829

Principal Amount

Repurchase Agreement – 3.74%
$11,600,000	Deutsche Bank AG dated 3/31/08; due 4/1/08 at 2.55% with maturity value of $11,600,822 (fully collateralized by Freddie Mac with maturity dates ranging from 3/1/36 to 11/1/37 at rates from 5.00% to 6.50%)	11,600,000

Total Repurchase Agreement (Cost $11,600,000)		11,600,000

Total Investments (Cost $308,339,319) (c) – 98.10%		303,859,832
Other assets in excess of liabilities – 1.90%		5,879,590

NET ASSETS – 100.00%		$309,739,422

* Non-income producing security.
(a) Security delisted or issuer in bankruptcy.
(b) Fair valued security under procedures established by the Fund’s Board of Trustees.
(c) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

See notes to financial statements.

 SHARE CLASS INFORMATION (Unaudited)

The Tamarack Equity Funds offer up to five share classes. These five share classes are the A, C, R, I, and S classes.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds’ distributor is currently voluntarily waiving 25 bps. The Distributor currently has no plans to discontinue this waiver.) Class A shares have a higher up-front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

Class R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no up-front sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

Class S

Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS, or through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the Large Cap Growth, Mid Cap Growth, SMID Cap Growth, Enterprise, and Small Cap Core Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

 SUPPLEMENTAL INFORMATION (Unaudited)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the investment advisory agreements (“Agreements”).

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund’s performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team.

The Board observed that the performance of the Enterprise Fund ranked in the second quintile of its peer group for the five and ten year periods and the Microcap Value Fund ranked in the top quintile of its peer group for the five and ten year periods. The performance of the Large Cap Growth, Mid Cap Growth and SMID Cap Growth Funds was in the fifth quintile of their respective peer groups for the one and three year periods. More current year-to-date performance information was provided to the Board, and it was noted that the Large and Mid Cap Growth Funds had shown significant improvement in performance during the third quarter of 2007. The Board noted that the performance of the SMID Cap Growth Fund and Value Fund had also significantly improved during the third quarter of 2007 with a new management team in place. The expense comparisons ranged from first quintile in its peer group (SMID Cap Growth Fund) to the fourth quintile in their peer groups (Enterprise and Value Fund). With respect to the SMID Cap Growth Fund, the Board approved a reduction in the expense cap from 1.43% to 1.25% beginning on February 1, 2008.

The Trustees also reviewed and approved Fund Management’s proposal to continue for an additional year all existing fee waivers in order to maintain total expenses at their current levels except for the SMID Cap Growth Fund. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the Agreements for the Funds. In arriving at their decision to approve the renewal of each of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

 SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08

Large Cap Growth Fund	Class A	$1,000.00	$881.70	$5.69	1.21%
	Class I	1,000.00	883.40	4.52	0.96%
	Class C	1,000.00	879.40	9.21	1.96%
	Class R	1,000.00	881.40	6.77	1.44%
	Class S	1,000.00	883.40	4.52	0.96%
Mid Cap Growth Fund	Class A	1,000.00	869.30	5.98	1.28%
	Class I	1,000.00	870.10	4.82	1.03%
	Class C	1,000.00	866.30	9.56	2.05%
	Class R	1,000.00	868.70	7.10	1.52%
	Class S	1,000.00	870.20	4.82	1.03%
SMID Cap Growth Fund	Class A	1,000.00	834.80	6.65	1.45%
	Class I	1,000.00	835.20	5.83	1.27%
	Class C	1,000.00	831.70	9.48	2.07%
	Class R	1,000.00	833.50	7.75	1.69%
	Class S	1,000.00	836.10	5.51	1.20%
Enterprise Fund	Class A	1,000.00	796.50	5.97	1.33%
	Class I	1,000.00	797.50	4.85	1.08%
	Class C	1,000.00	793.90	9.33	2.08%
	Class R	1,000.00	795.70	7.05	1.57%
	Class S	1,000.00	797.80	4.85	1.08%
Small Cap Core Fund	Class A	1,000.00	818.00	7.00	1.54%
	Class I	1,000.00	821.90	5.88	1.29%
	Class C	1,000.00	817.60	10.41	2.29%
	Class R	1,000.00	819.90	8.05	1.77%
	Class S	1,000.00	821.60	5.87	1.29%
Value Fund	Class A	1,000.00	873.80	6.00	1.28%
	Class C	1,000.00	870.60	9.45	2.02%
	Class R	1,000.00	872.70	7.07	1.51%
	Class S	1,000.00	875.00	4.83	1.03%
Microcap Value Fund	Class A	1,000.00	840.50	6.03	1.31%
	Class C	1,000.00	836.70	9.46	2.06%
	Class R	1,000.00	838.90	7.22	1.57%
	Class S	1,000.00	841.10	4.88	1.06%

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplies by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

 SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08
Large Cap Growth Fund	Class A	$1,000.00	$1,018.95	$6.11	1.21%
	Class I	1,000.00	1,020.20	4.85	0.96%
	Class C	1,000.00	1,015.20	9.87	1.96%
	Class R	1,000.00	1,017.80	7.26	1.44%
	Class S	1,000.00	1,020.20	4.85	0.96%
Mid Cap Growth Fund	Class A	1,000.00	1,018.60	6.46	1.28%
	Class I	1,000.00	1,019.85	5.20	1.03%
	Class C	1,000.00	1,014.75	10.33	2.05%
	Class R	1,000.00	1,017.40	7.67	1.52%
	Class S	1,000.00	1,019.85	5.20	1.03%
SMID Cap Growth Fund	Class A	1,000.00	1,017.75	7.31	1.45%
	Class I	1,000.00	1,018.65	6.41	1.27%
	Class C	1,000.00	1,014.65	10.43	2.07%
	Class R	1,000.00	1,016.55	8.52	1.69%
	Class S	1,000.00	1,019.00	6.06	1.20%
Enterprise Fund	Class A	1,000.00	1,018.35	6.71	1.33%
	Class I	1,000.00	1,019.60	5.45	1.08%
	Class C	1,000.00	1,014.60	10.48	2.08%
	Class R	1,000.00	1,017.15	7.92	1.57%
	Class S	1,000.00	1,019.60	5.45	1.08%
Small Cap Core Fund	Class A	1,000.00	1,017.30	7.77	1.54%
	Class I	1,000.00	1,018.55	6.51	1.29%
	Class C	1,000.00	1,013.55	11.53	2.29%
	Class R	1,000.00	1,016.15	8.92	1.77%
	Class S	1,000.00	1,018.55	6.51	1.29%
Value Fund	Class A	1,000.00	1,018.60	6.46	1.28%
	Class C	1,000.00	1,014.90	10.18	2.02%
	Class R	1,000.00	1,017.45	7.62	1.51%
	Class S	1,000.00	1,019.85	5.20	1.03%
Microcap Value Fund	Class A	1,000.00	1,018.45	6.61	1.31%
	Class C	1,000.00	1,014.70	10.38	2.06%
	Class R	1,000.00	1,017.15	7.92	1.57%
	Class S	1,000.00	1,019.70	5.35	1.06%

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplies by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

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Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2008.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Equity and Fixed Income Funds are distributed by Tamarack Distributors Inc. The Tamarack Money Market Funds are distributed by RBC Capital Markets Corporation, Member NYSE/FINRA/SIPC.

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

TF-EQ SAR 03-08

SEMI-ANNUAL REPORT March 31, 2008
Quality Fixed Income Fund Tax-Free Income Fund

Tamarack Funds

About Your Semi-Annual Report

This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that would be available to an individual investor.

We hope the financial information presented, as well as the analysis from your portfolio manager(s), will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2007 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

 LETTER FROM THE CIO OF FIXED INCOME

The securities markets experienced wrenching jolts during the first half of Tamarack Funds’ fiscal year. The concepts of innovation and leverage were often touted as the valuations and fixed income returns soared in housing, high yield, and structured credit securities. These same concepts also lead to the drastic turn in the markets leading to the worst relative fixed income returns for non-Treasury holdings in modern history.

By now the fall of the U.S. housing market has been well documented. Cheap, easy, plentiful credit supported excesses on the parts of lenders and borrowers, and ultimately speculators. Ample liquidity, cultural biases to consumption, and the desire for quick, seemingly risk-less appreciation fed the speculative excess. Mistakes were made along the continuum from lender to borrower, and these primarily rested on an assumption that House Price Appreciation (HPA), a feature of this decade’s boom, would continue unabated. Sub-prime loans have attracted the most attention, but Alt-A, Option Arm, Reverse Amortization, and some Prime-based lending also proved to be poorly underwritten during the boom’s final phase.

HPA also supported the investment boom in mortgage and asset-backed securities (ABS and MBS) collateralized by such loans. Assumed HPA and the use of historical loss experience led rating agencies to assign AAA ratings to many of the securities created from these loans along with the Collateralized Debt Obligations (CDOs) constructed from these securities. Levered investors felt compelled to purchase these “high quality” issues because they received high relative yields, pristine credit ratings, and had the ability to leverage these returns several times over for their alternative asset class investors or for the benefit of their own investment enterprises. The rating agencies increasingly relied on fees for rating these structures to drive revenue growth. The brokers and global commercial banks considered this business to be a very lucrative source of fee revenue.

Everyone won . . . until home sales growth slowed, then reversed, and HPA turned to depreciation. This process began in the winter of 2006, and at this point consumers in the form of sub-prime borrowers and speculators began feeling pain. Small early cracks in the bond market real estate façade began forming last spring, but it was the unwinding of two Bear Stearns hedge funds that marked the beginning of the end for the securitized real estate markets.

What we have learned in the intervening months could fill several letters such as this one. In short, the willingness to suspend disbelief spread far and wide in both the housing and securities markets, at the rating agencies. Home prices have collapsed; the homebuilding and related industries are in crisis. Mortgage brokers, some guilty of lending abuses, closed their doors when no one would buy their loans any longer. Investment structures created from U.S. real estate lending traveled the globe, and as collateral performance deteriorated and prices fell for such issues, commercial banks around the world began writing down the value of these holdings on their balance sheets and in some off-balance sheet investment vehicles. To date, banks and insurance companies have written off nearly $300 billion in asset values due to poor underlying collateral performance and collapsing markets for such securities. Losses are ultimately expected to climb well north of $1 trillion.

1

 LETTER FROM THE CIO OF FIXED INCOME

The loss of liquidity, capital available to effect the functioning of orderly markets, has had a telling effect on the bond market, still a largely negotiated, over-the-counter market. Bonds trade like real estate or used cars. With diminished risk appetites and trading capital, market-making in some precincts of the bond market has essentially ceased. The Auction Rate Student Loan market, a product with a 20-year history, shut down as dealers withdrew capital needed to support orderly auctions. Securities valuations have not only fallen relative to Treasuries in most segments of the U.S. bond market, but ascertaining the appropriate value for some assets has become extremely difficult. Not altogether dissimilar to what we see occurring in residential housing.

Policy responses to the global capital markets crisis have been generally forceful and rapid as both the Fed and the European Central Bank seem to have quickly understood the severity and breadth of the problems faced by our market. Massive amounts of liquidity have been injected into these markets in both conventional (the Fed having cut the Federal Funds rate from 5.25% to 2.25% in six-months’ time) and unconventional ways. As Bear Stearns approached collapse during the first calendar quarter of 2008, the Fed interceded both by using its own balance sheet to help engineer a sale of Bear to JP Morgan (a move without precedent) and by creating a series of four new liquidity programs made available both to banks and to broker-dealers. The Fed’s goal is to provide enough liquidity to avoid another Bear Stearns and continue on the path of making markets orderly again. It’s important to note, that these forceful responses have begun to thaw the lack of liquidity the bond market has been experiencing.

While policy makers continue searching for additional steps to improve market and economic conditions, such as the $150 billion U.S. stimulus package aimed at putting money in the hands of stretched consumers and the many changes to the lending mandates of such Government-Sponsored Enterprises as FHA, FNMA, and FHLMC, the truth is that the economic impact of the housing boom’s demise has been and will be far-reaching. U.S. housing inventories still appear bloated. Median home prices remain too high for the underlying fundamentals. Consumer and business confidence surveys have collapsed. The Fed has largely abandoned inflation-fighting for the moment. The dollar has been on a downward path relative to all our major trading partners’ currencies, and while this helps to support exports and narrows the trade deficit, domestically oriented businesses and consumers are left to deal with increased food, energy prices, and inflation risks.

The current environment is the most challenging bond market investors have faced in modern economic history. U.S. GDP growth will struggle to be flat for the first half of 2008. Many economists believe we have entered or will soon be in a recession. Securities valuations across the corporate, municipal, and non-agency mortgage and asset backed markets have collapsed. Many securities are being priced well below the underlying intrinsic values of the assets to which they are linked. We are seeking to seize this opportunity. Our investment philosophy of building strong, high quality, income- advantaged portfolios has not been altered by current events. Therefore, we are looking upon current market conditions as a rare point in time where we can be patient with our current holdings while prudently adding new investments in strong corporate and mortgage-related structures at distressed prices. Through this approach we will be adding to our portfolio’s yield, retaining a high average credit quality, picking up exceptional assets at distressed prices, and positioning our Funds for strong, future performance as monetary and fiscal policy begin repairing the market.

2

 LETTER FROM THE CIO OF FIXED INCOME

It is also worth noting that the Tamarack Money Market Funds have continued to experience exemplary performance during this time period, both at the asset level and versus our peers. Many of our larger competitors have had to bail out underperforming and defaulted securities within their money funds over the past nine months. The list is large and encompasses many of the best known mutual fund families and financial institutions in the world. We have had no such problems within the Tamarack Funds or Voyageur Asset Management. Our time tested investment philosophy and disciplined investment process has protected principal while providing reliable income.

Ours is a business of trust. As a fiduciary for your assets, professional and ethical behavior is the standard for how we approach our investment discipline. We want to thank you for your trust and ongoing support for the Tamarack Funds.

Sincerely,

John M. Huber, CFA Chief Investment Officer, Fixed Income Tamarack Funds	John Huber Chief Investment Officer Fixed Income

3

 FIXED INCOME PORTFOLIO MANAGERS

Voyageur Asset Management Inc. (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the fixed income funds. Each Fund’s management team has access to Voyageur’s investment research and other money management resources.

John M. Huber, CFA

John M. Huber, CFA
Senior Managing Director, Chief Investment Officer — Fixed Income
John Huber directs Voyageur’s fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

James A. Norungolo, CFA

James A. Norungolo, CFA
Vice President, Credit Team Lead, Senior Portfolio Manager
James Norungolo leads Voyageur’s Credit Team which is responsible for conducting our investment process in cash management, high grade and high yield debt, and municipal bonds. In addition, he serves as primary portfolio manager for the Quality Income Fund. James joined Voyageur in 1993 and has held several critical roles within the organization including credit/equity analyst, structured product analyst, trading and portfolio administration. Prior to joining Voyageur, James worked for Westport Bank & Trust, NationsBank and Sovran Capital Management. James began his career in the investment industry in 1987. He received a BA from the University of Virginia. James is a CFA charterholder and member of the CFA Society of Minnesota.

Raye C. Kanzenbach, CFA

Raye C. Kanzenbach, CFA
Senior Managing Director, Senior Portfolio Manager
Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free Income Fund. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

4

 PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2008

Tamarack Quality Fixed Income Fund

	1 Year	3 Year	5 Year	Since Inception (a)	Net Expense Ratio*	Gross Expense Ratio*

Class A (c)
- Including Maximum Sales Charge of 3.75%	(1.44)%	2.15%	2.37%	4.02%
- At Net Asset Value	2.39%	3.45%	3.16%	4.47%	0.93%	1.60%
Class C (d)
- Including Contingent Deferred Sales Charge of 1.00%	0.54%	2.66%	2.39%	3.69%
- At Net Asset Value	1.51%	2.66%	2.39%	3.69%	1.68%	2.46%
Class I (c)	2.43%	3.63%	3.39%	4.71%	0.68%	1.38%
Class R (d)	2.05%	3.20%	2.90%	4.21%	1.18%	1.90%
Class S (e)	2.54%	3.67%	3.39%	4.71%	0.68%	1.38%
Lehman Brothers U.S. Aggregate Bond Index**	7.67%	5.48%	4.58%	6.01%

Tamarack Tax-Free Income Fund

	1 Year	3 Year	5 Year	10 Year	Since Inception (b)	Net Expense Ratio*	Gross Expense Ratio*

Class A (f)
- Including Maximum Sales Charge of 3.75%	(0.62)%	1.74%	2.01%	3.44%	5.95%
- At Net Asset Value	3.25%	3.06%	2.80%	3.84%	6.09%	0.99%	2.29%
Class C (f)
- Including Contingent Deferred Sales Charge of 1.00%	1.54%	2.29%	2.06%	3.08%	5.31%
- At Net Asset Value	2.53%	2.29%	2.06%	3.08%	5.31%	1.74%	3.06%
Class R (f)	3.02%	2.77%	2.55%	3.58%	5.83%	1.24%	2.61%
Class S	3.51%	3.28%	3.06%	4.10%	6.35%	0.74%	2.04%
Lehman Brothers Municipal 3-15 Year Blend Index**	4.40%	4.15%	3.85%	4.98%	N/A

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.voyageur.net.

*The expense ratios are from the Funds’ prospectus dated January 28, 2008. Additional information pertaining to the Funds’ expense ratios as of March 31, 2008 can be found in the financial highlights.

**Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly into indices.

5

 PERFORMANCE SUMMARY

(a)	The since inception date (commencement of operations) of the Fund is May 10, 1999. The since inception date for the Lehman Brothers U.S. Aggregate Bond Index is April 30, 1999.
(b)	The since inception date (commencement of operations) of the Fund is February 22, 1980.
(c)	The performance in the table reflects the performance of the former RBC Funds, the predecessors to the Tamarack Funds.
(d)	The inception date for Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).
(e)	The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.
(f)	The inception date for Class A, Class C and Class R Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of U.S. Dollar denominated government, investment grade corporate, mortgage-backed and asset-backed securities.

The Lehman Brothers Municipal 3-15 Year Blend Index is an unmanaged index of investment grade municipal bonds with maturities of 2-17 years.

6

 FUND STATISTICS

Tamarack Quality Fixed Income Fund

Investment Objective

Current income and capital appreciation

Benchmark

Lehman Brothers U.S. Aggregate Bond Index

Asset Allocation
(% of fund’s investments)

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Fannie Mae TBA, 5.21, 5/15/38	6.27%
Fannie Mae Series 1997-M9, Class C, 6.52%, 7/25/16	1.66%
Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5, 4.97%, 7/25/35	1.66%
Wells Fargo Prime Investment Money Market Fund	1.64%
WaMu Pass Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33	1.58%
Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.52%, 12/25/34	1.56%
Fannie Mae Pool #254764, 5.50%, 6/1/23	1.53%
Bank of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.15%, 7/25/34	1.20%
Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33	1.19%
Small Business Administration Series 2005-10A, Class 1, 5.04%, 3/10/15	1.13%

*A listing of all portfolio holdings can be found on page 22.

Growth of $10,000 Initial
Investment Since Inception

The graph reflects an initial investment of $10,000 since inception of 5/10/1999 and is based on Class A shares including the maximum sales charge of 3.75%. The performance of the Fund for the period from May 10, 1999 to April 19, 2004 reflects the performance of RBC Quality Income Fund, the predecessor to Tamarack Quality Fixed Income Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

 FUND STATISTICS

Tamarack Tax-Free Income Fund

Investment Objective

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards

Benchmark

Lehman Brothers Municipal 3-15 Year Blend Index

Asset Allocation
(% of fund’s investments)

Top Ten Holdings
(as of 3/31/08)
(% of fund’s net assets)

Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12	6.42%
Cook County Township High School District No. 225-Northfield Township, GO, 5.50%, 12/1/19	3.39%
City of San Antonio Revenue, 5.38%, 2/1/15	3.32%
City of Santa Rosa Revenue, Series B, 6.00%, 9/1/15	3.30%
University of Texas Revenue, Series B, 5.25%, 8/15/19	3.29%
Arkansas River Power Authority Revenue, 5.00%, 10/1/14	3.16%
City of Seattle Revenue, 5.63%, 12/1/16	3.15%
McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	3.13%
Florida State Board of Education, GO, Series J, 5.00%, 6/1/19	3.11%
New Hampshire Health & Education Facilities Authority Revenue, 5.50%, 7/1/18	3.01%

*A listing of all portfolio holdings can be found on page 28.

Growth of $10,000 Initial
Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares including the maximum sales charge of 3.75%. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The performance of the Fund for the period from March 31, 1998 to April 19, 2004 reflects the performance of D.L. Babson Tax-Free Income Fund, the predecessor to Tamarack Tax-Free Income Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

 FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund

Assets:
Investments, at value (cost $53,848,120 and $16,525,157, respectively)	$51,899,530	$16,828,655
Interest and dividends receivable	459,391	181,089
Receivable for capital shares issued	250	-
Receivable for investments sold	303,583	-
Maturities receivable	7,963	-
Restricted deposits with broker for futures	1,045,070	-
Net receivable for variation margin on futures contracts	1,386	-
Due from advisor	5,833	5,331
Prepaid expenses	48,589	41,590
Other assets	6,103	963

Total Assets	53,777,698	17,057,628

Liabilities:
Cash overdraft	158,736	-
Distributions payable	31,856	17,964
Payable for capital shares redeemed	71,035	-
Payable for investments purchased	3,508,167	-
Accrued expenses and other payables:
Accounting fees	2,330	2,190
Administration fees	3,184	1,082
Audit fees	6,207	5,805
Distribution fees	106	64
Printing fees	36,264	7,502
Transfer agent fees	32,778	11,233
Trustee fees	60	100

Total Liabilities	3,850,723	45,940

Net Assets	$49,926,975	$17,011,688

Net Assets Consist Of:
Capital	$54,948,579	$16,604,656
Undistributed (distributions in excess of) net investment income	(26,608)	11
Accumulated net realized gains (losses) from investment transactions and futures contracts	(3,127,318)	103,523
Net unrealized appreciation (depreciation) on investments and futures contracts	(1,867,678)	303,498

Net Assets	$49,926,975	$17,011,688

Net Assets:
Class A	$472,641	$70,220
Class I	243,146	-
Class C	3,615	56,235
Class R	6,575	3,602
Class S	49,200,998	16,881,631

Total	$49,926,975	$17,011,688

9

 FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	50,969	8,341
Class I	26,235	-
Class C	390	6,680
Class R	709	428
Class S	5,308,707	2,005,408

Total	5,387,010	2,020,857

Net Asset Values and Redemption Price per Share:
Class A (a)	$9.27	$8.42

Class I	$9.27	-

Class C (b)	$9.27	$8.42

Class R	$9.27	$8.42

Class S	$9.27	$8.42

Maximum Offering Price Per Share:
Class A	$9.63	$8.75

Maximum Sales Charge - Class A	3.75%	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected.
(b)	For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected.

See notes to financial statements.

10

 FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2008 (Unaudited)

	Tamarack Quality Fixed Income Fund	Tamarack Tax-Free Income Fund

Investment Income:
Interest income	$1,492,397	$389,542
Dividend income	39,505	7,013

Total Investment Income	1,531,902	396,555

Expenses:
Investment advisory fees	153,596	75,049
Distribution fees - Class A	1,076	175
Distribution fees - Class C	18	117
Distribution fees - Class R	18	9
Accounting fees	13,950	12,691
Administration fees	19,450	6,710
Audit fees	3,170	2,743
Custodian fees	835	211
Insurance fees	3,875	3,764
Legal fees	936	328
Registration and filing fees	14,751	18,389
Shareholder reports	27,640	5,544
Transfer agent fees	63,736	27,593
Trustees’ fees	580	226
Other fees	8,158	1,787

Total expenses before fee reductions	311,789	155,336
Expenses reduced by:
Adviser	(138,897)	(89,693)
Distributor	(538)	(88)

Net Expenses	172,354	65,555

Net Investment Income	1,359,548	331,000

Realized/Unrealized Gains (Losses) from Investments and Futures Contracts:
Net realized gains (losses) from investment transactions	(51,141)	103,549
Net realized gains from futures contracts	516,599	-
Net change in unrealized appreciation/depreciation on investments	(1,368,566)	(24,875)
Net change in unrealized appreciation/depreciation on futures contracts	18,447	-

Net realized/unrealized gains (losses) from investments and futures contracts	(884,661)	78,674

Change in net assets resulting from operations	$474,887	$409,674

See notes to financial statements.

11

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Tamarack Quality Fixed Income Fund		Tamarack Tax Free Income Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,359,548	$2,746,932	$331,000	$693,421
Net realized gains (losses) from investment transactions and futures contracts	465,458	(218,722)	103,549	106,735
Net change in unrealized appreciation/depreciation on investment transactions and futures contracts	(1,350,119)	2,319	(24,875)	(326,294)

Change in net assets resulting from operations	474,887	2,530,529	409,674	473,862

Distributions to Class A Shareholders:
From net investment income	(10,858)	(19,497)	(1,231)	(2,409)
From net realized gains from investment transactions	-	-	(306)	(2,079)
Distributions to Class I Shareholders:
From net investment income	(6,812)	(32,079)	-	-
Distributions to Class C Shareholders:
From net investment income	(79)	(137)	(342)	(93)
From net realized gains from investment transactions	-	-	(15)	(101)
Distributions to Class R Shareholders:
From net investment income	(177)	(325)	(59)	(109)
From net realized gains from investment transactions	-	-	(15)	(103)
Distributions to Class S Shareholders:
From net investment income	(1,334,056)	(2,689,599)	(329,368)	(690,810)
From net realized gains from investment transactions	-	-	(77,332)	(590,719)

Change in net assets resulting from shareholder distributions	(1,351,982)	(2,741,637)	(408,668)	(1,286,423)

Capital Transactions:
Proceeds from shares issued	1,589,147	868,363	94,696	293,977
Distributions reinvested	1,162,859	2,336,384	289,771	926,881
Cost of shares redeemed	(4,300,873)	(11,795,055)	(1,691,722)	(2,429,822)

Change in net assets resulting from capital transactions	(1,548,867)	(8,590,308)	(1,307,255)	(1,208,964)

Net decrease in net assets	(2,425,962)	(8,801,416)	(1,306,249)	(2,021,525)
Net Assets:
Beginning of period	52,352,937	61,154,353	18,317,937	20,339,462

End of period	$49,926,975	$52,352,937	$17,011,688	$18,317,937

Undistributed net investment income/Accumulated distributions in excess	$(26,608)	$-	$11	$11

Share Transactions:
Issued	168,411	91,850	11,080	34,513
Reinvested	123,057	246,790	34,390	108,987
Redeemed	(454,086)	(1,243,551)	(199,785)	(285,896)

Change in shares resulting from capital transactions	(162,618)	(904,911)	(154,315)	(142,396)

See notes to financial statements.

12

 FINANCIAL HIGHLIGHTS

Tamarack Quality Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$9.44	0.24	(a)	(0.17)		(g)	0.07	(0.24)	—	—	(0.24)
Year Ended September 30, 2007	9.47	0.44	(a)	(0.03)		(g)	0.41	(0.44)	—	—	(0.44)
Year Ended September 30, 2006	9.61	0.41	(a)	(0.13)		(g)	0.28	(0.39)	—	(0.03)	(0.42)
Year Ended September 30, 2005	9.77	0.39		(0.15)		(g)	0.24	(0.40)	—	—	(0.40)
Period Ended September 30, 2004(e)	9.65	0.16		0.13		(g)	0.29	(0.17)	—	—	(0.17)
Year Ended April 30, 2004	10.27	0.38		(0.25)	—		0.13	(0.41)	(0.34)	—	(0.75)
Year Ended April 30, 2003	9.84	0.41		0.47	—		0.88	(0.44)	(0.01)	—	(0.45)
Class I
Six Months Ended March 31, 2008 (Unaudited)	$9.43	0.25	(a)	(0.16)		(g)	0.09	(0.25)	—	—	(0.25)
Year Ended September 30, 2007	9.48	0.45	(a)	(0.03)		(g)	0.42	(0.47)	—	—	(0.47)
Year Ended September 30, 2006	9.62	0.43	(a)	(0.13)		(g)	0.30	(0.42)	—	(0.02)	(0.44)
Year Ended September 30, 2005	9.77	0.33		(0.06)		(g)	0.27	(0.42)	—	—	(0.42)
Period Ended September 30, 2004(e)	9.65	0.17		0.13		(g)	0.30	(0.18)	—	—	(0.18)
Year Ended April 30, 2004	10.27	0.37		(0.21)	—		0.16	(0.44)	(0.34)	—	(0.78)
Year Ended April 30, 2003	9.84	0.42		0.48	—		0.90	(0.46)	(0.01)	—	(0.47)
Class C
Six Months Ended March 31, 2008 (Unaudited)	$9.43	0.21	(a)	(0.16)		(g)	0.05	(0.21)	—	—	(0.21)
Year Ended September 30, 2007	9.48	0.37	(a)	(0.05)		(g)	0.32	(0.37)	—	—	(0.37)
Year Ended September 30, 2006	9.61	0.35	(a)	(0.12)		(g)	0.23	(0.35)	—	(0.01)	(0.36)
Year Ended September 30, 2005	9.77	0.32		(0.15)		(g)	0.17	(0.33)	—	—	(0.33)
Period Ended September 30, 2004(e)	9.65	0.13		0.13		(g)	0.26	(0.14)	—	—	(0.14)
Period Ended April 30, 2004(f)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)
Class R
Six Months Ended March 31, 2008 (Unaudited)	$9.43	0.23	(a)	(0.16)		(g)	0.07	(0.23)	—	—	(0.23)
Year Ended September 30, 2007	9.47	0.42	(a)	(0.04)		(g)	0.38	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	9.61	0.39	(a)	(0.13)		(g)	0.26	(0.39)	—	(0.01)	(0.40)
Year Ended September 30, 2005	9.77	0.35		(0.13)		(g)	0.22	(0.38)	—	—	(0.38)
Period Ended September 30, 2004(e)	9.65	0.16		0.12		(g)	0.28	(0.16)	—	—	(0.16)
Period Ended April 30, 2004(f)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)
Class S
Six Months Ended March 31, 2008 (Unaudited)	$9.43	0.25	(a)	(0.16)		(g)	0.09	(0.25)	—	—	(0.25)
Year Ended September 30, 2007	9.47	0.47	(a)	(0.04)		(g)	0.43	(0.47)	—	—	(0.47)
Year Ended September 30, 2006	9.61	0.43	(a)	(0.13)		(g)	0.30	(0.42)	—	(0.02)	(0.44)
Year Ended September 30, 2005	9.77	0.41		(0.15)		(g)	0.26	(0.42)	—	—	(0.42)
Period Ended September 30, 2004(e)	9.65	0.17		0.13		(g)	0.30	(0.18)	—	—	(0.18)
Period Ended April 30, 2004(f)	9.73	0.01		(0.08)	—		(0.07)	(0.01)	—	—	(0.01)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$9.27	0.70%	(b)	$473	0.92%	(c)	5.09%	(c)	1.72%	(c)	23%
Year Ended September 30, 2007	9.44	4.45%		441	0.93%		4.70%		1.85%		59%
Year Ended September 30, 2006	9.47	3.04%		406	0.93%		4.35%		1.89%		65%
Year Ended September 30, 2005	9.61	2.48%		1,188	0.93%		4.02%		1.82%		116%
Period Ended September 30, 2004(e)	9.77	2.96%	(b)	1,257	0.93%	(c)	4.07%	(c)	1.64%	(c)	13%
Year Ended April 30, 2004	9.65	1.39%		1,128	1.42%		3.56%		1.68%		87%
Year Ended April 30, 2003	10.27	9.09%		501	1.31%		4.03%		1.56%		79%
Class I
Six Months Ended March 31, 2008 (Unaudited)	$9.27	0.83%	(b)	$243	0.67%	(c)	5.30%	(c)	1.21%	(c)	23%
Year Ended September 30, 2007	9.43	4.49%		311	0.68%		4.76%		1.38%		59%
Year Ended September 30, 2006	9.48	3.30%		1,091	0.68%		4.57%		1.39%		65%
Year Ended September 30, 2005	9.62	2.84%		2,511	0.68%		4.32%		1.28%		116%
Period Ended September 30, 2004(e)	9.77	3.18%	(b)	18,990	0.68%	(c)	4.39%	(c)	1.09%	(c)	13%
Year Ended April 30, 2004	9.65	1.54%		30,990	1.18%		3.83%			(d)	87%
Year Ended April 30, 2003	10.27	9.33%		47,658	1.06%		4.30%			(d)	79%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$9.27	0.36%	(b)	$4	1.66%	(c)	4.38%	(c)	2.21%	(c)	23%
Year Ended September 30, 2007	9.43	3.50%		4	1.74%		3.88%		2.46%		59%
Year Ended September 30, 2006	9.48	2.30%		3	1.62%		3.68%		2.31%		65%
Year Ended September 30, 2005	9.61	1.79%		3	1.62%		3.33%		2.24%		116%
Period Ended September 30, 2004(e)	9.77	2.75%	(b)	3	1.68%	(c)	3.33%	(c)	2.09%		13%
Period Ended April 30, 2004(f)	9.65	(0.72%	)(b)	3	1.69%	(c)	3.03%	(c)		(c)(d)	87%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$9.27	0.71%	(b)	$7	1.13%	(c)	4.85%	(c)	1.68%	(c)	23%
Year Ended September 30, 2007	9.43	3.96%		7	1.19%		4.44%		1.90%		59%
Year Ended September 30, 2006	9.47	2.87%		7	1.19%		4.12%		1.96%		65%
Year Ended September 30, 2005	9.61	2.23%		9	1.18%		3.77%		1.81%		116%
Period Ended September 30, 2004(e)	9.77	2.96%	(b)	20	1.16%	(c)	2.92%	(c)	1.73%		13%
Period Ended April 30, 2004(f)	9.65	(0.71%	)(b)	3	1.13%	(c)	3.54%	(c)		(c)(d)	87%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$9.27	0.83%	(b)	$49,201	0.67%	(c)	5.31%	(c)	1.21%	(c)	23%
Year Ended September 30, 2007	9.43	4.60%		51,590	0.68%		4.93%		1.38%		59%
Year Ended September 30, 2006	9.47	3.27%		59,647	0.68%		4.61%		1.39%		65%
Year Ended September 30, 2005	9.61	2.73%		73,246	0.68%		4.28%		1.31%		116%
Period Ended September 30, 2004(e)	9.77	3.07%	(b)	89,278	0.68%	(c)	4.34%	(c)	1.13%		13%
Period Ended April 30, 2004(f)	9.65	(0.58%	)(b)	97,237	0.68%	(c)	4.37%	(c)		(c)(d)	87%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	There were no waivers or reimbursements during the period.
(e)	For the period from May 1, 2004 to September 30, 2004.
(f)	For the period from April 19, 2004 (commencement of operations) to April 30, 2004.
(g)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

13

 FINANCIAL HIGHLIGHTS

Tamarack Tax-Free Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions

Class A
Six Months Ended March 31, 2008 (Unaudited)	$8.42	0.15	(a)	0.04	—		0.19	(0.15)	(0.04)	(0.19)
Year Ended September 30, 2007	8.78	0.29		(0.10)		(g)	0.19	(0.29)	(0.26)	(0.55)
Year Ended September 30, 2006	8.89	0.30		(0.05)		(g)	0.25	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2005	9.31	0.30		(0.18)		(g)	0.12	(0.30)	(0.24)	(0.54)
Period Ended September 30, 2004(d)	9.05	0.07		0.26		(g)	0.33	(0.07)	—	(0.07)
Period Ended June 30, 2004(e)	9.25	0.06		(0.20)	—		(0.14)	(0.06)	—	(0.06)
Class C
Six Months Ended March 31, 2008 (Unaudited)	$8.42	0.12	(a)	0.04	—		0.16	(0.12)	(0.04)	(0.16)
Year Ended September 30, 2007	8.77	0.23		(0.09)		(g)	0.14	(0.23)	(0.26)	(0.49)
Year Ended September 30, 2006	8.89	0.24		(0.06)		(g)	0.18	(0.24)	(0.06)	(0.30)
Year Ended September 30, 2005	9.31	0.23		(0.18)		(g)	0.05	(0.23)	(0.24)	(0.47)
Period Ended September 30, 2004(d)	9.05	0.06		0.26		(g)	0.32	(0.06)	—	(0.06)
Period Ended June 30, 2004(e)	9.25	0.05		(0.20)	—		(0.15)	(0.05)	—	(0.05)
Class R
Six Months Ended March 31, 2008 (Unaudited)	$8.42	0.14	(a)	0.04	—		0.18	(0.14)	(0.04)	(0.18)
Year Ended September 30, 2007	8.78	0.27		(0.10)		(g)	0.17	(0.27)	(0.26)	(0.53)
Year Ended September 30, 2006	8.89	0.28		(0.05)		(g)	0.23	(0.28)	(0.06)	(0.34)
Year Ended September 30, 2005	9.31	0.27		(0.18)		(g)	0.09	(0.27)	(0.24)	(0.51)
Period Ended September 30, 2004(d)	9.05	0.07		0.26		(g)	0.33	(0.07)	—	(0.07)
Period Ended June 30, 2004(e)	9.25	0.06		(0.20)	—		(0.14)	(0.06)	—	(0.06)
Class S
Six Months Ended March 31, 2008 (Unaudited)	$8.42	0.16	(a)	0.04	—		0.20	(0.16)	(0.04)	(0.20)
Year Ended September 30, 2007	8.78	0.31		(0.10)		(g)	0.21	(0.31)	(0.26)	(0.57)
Year Ended September 30, 2006	8.89	0.33		(0.06)		(g)	0.27	(0.32)	(0.06)	(0.38)
Year Ended September 30, 2005	9.31	0.32		(0.18)		(g)	0.14	(0.32)	(0.24)	(0.56)
Period Ended September 30, 2004(d)	9.05	0.08		0.26		(g)	0.34	(0.08)	—	(0.08)
Year Ended June 30, 2004(f)	9.57	0.32		(0.40)	—		(0.08)	(0.32)	(0.12)	(0.44)
Year Ended June 30, 2003	9.14	0.35		0.44	—		0.79	(0.35)	(0.01)	(0.36)

[TABLE CONTINUES BELOW]

				Ratios/Supplemental Data

	Net Asset Value, End of Period	Total Return*		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets**		Portfolio Turnover Rate***

Class A
Six Months Ended March 31, 2008 (Unaudited)	$8.42	2.22%	(b)	$70	0.99%	(c)	3.51%	(c)	2.26%	(c)	19%
Year Ended September 30, 2007	8.42	2.21%		70	0.99%		3.38%		2.54%		12%
Year Ended September 30, 2006	8.78	2.91%		71	1.12%		3.48%		2.41%		45%
Year Ended September 30, 2005	8.89	1.27%		171	1.24%		3.29%		2.31%		8%
Period Ended September 30, 2004(d)	9.31	3.71%	(b)	166	1.23%	(c)	3.20%	(c)	1.82%	(c)	2%
Period Ended June 30, 2004(e)	9.05	(1.50%	)(b)	33	1.24%	(c)	3.39%	(c)	3.00%	(c)	17%
Class C
Six Months Ended March 31, 2008 (Unaudited)	$8.42	1.86%	(b)	$56	1.74%	(c)	2.92%	(c)	2.84%	(c)	19%
Year Ended September 30, 2007	8.42	1.52%		3	1.71%		2.70%		3.06%		12%
Year Ended September 30, 2006	8.77	2.15%		3	1.81%		2.74%		2.95%		45%
Year Ended September 30, 2005	8.89	0.54%		3	1.96%		2.57%		2.67%		8%
Period Ended September 30, 2004(d)	9.31	3.53%	(b)	3	1.99%	(c)	2.54%	(c)	2.45%	(c)	2%
Period Ended June 30, 2004(e)	9.05	(1.65%	)(b)	3	1.98%	(c)	2.59%	(c)	3.16%	(c)	17%
Class R
Six Months Ended March 31, 2008 (Unaudited)	$8.42	2.12%	(b)	$4	1.19%	(c)	3.31%	(c)	2.20%	(c)	19%
Year Ended September 30, 2007	8.42	1.97%		4	1.26%		3.15%		2.61%		12%
Year Ended September 30, 2006	8.78	2.62%		3	1.37%		3.20%		2.49%		45%
Year Ended September 30, 2005	8.89	1.01%		3	1.52%		3.03%		2.23%		8%
Period Ended September 30, 2004(d)	9.31	3.66%	(b)	3	1.49%	(c)	3.03%	(c)	1.96%	(c)	2%
Period Ended June 30, 2004(e)	9.05	(1.55%	)(b)	3	1.48%	(c)	3.09%	(c)	2.65%	(c)	17%
Class S
Six Months Ended March 31, 2008 (Unaudited)	$8.42	2.35%	(b)	$16,882	0.74%	(c)	3.75%	(c)	1.76%	(c)	19%
Year Ended September 30, 2007	8.42	2.47%		18,241	0.74%		3.64%		2.04%		12%
Year Ended September 30, 2006	8.78	3.17%		20,262	0.83%		3.74%		1.95%		45%
Year Ended September 30, 2005	8.89	1.52%		23,924	0.99%		3.54%		1.81%		8%
Period Ended September 30, 2004(d)	9.31	3.78%	(b)	27,329	0.99%	(c)	3.48%	(c)	1.43%	(c)	2%
Year Ended June 30, 2004(f)	9.05	(0.87)%		28,186	0.99%		3.47%		1.35%		17%
Year Ended June 30, 2003	9.57	8.82%		39,045	0.99%		3.73%		1.04%		15%

*	Excludes sales charge.
**	During the periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The rate has not been annualized for periods of less than one year.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.
(d)	For the period from July 1, 2004 to September 30, 2004.
(e)	For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(f)	The existing class of shares was designated Class S shares as of April 19, 2004.
(g)	Less than $0.01 or $(0.01) per share.

See notes to financial statements.

14

 NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following two investment portfolios (“Funds”):

- Tamarack Quality Fixed Income Fund (“Quality Fixed Income Fund”)

- Tamarack Tax-Free Income Fund (“Tax-Free Income Fund”)

The Quality Fixed Income Fund offers five share classes: Class A, Class C, Class R, Class I, and Class S shares. The Tax-Free Income Fund offers four share classes: Class A, Class C, Class R, and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares (available to certain 401(k) and other employer-sponsored retirement plans), Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares are not subject to either a front-end sales charge or a CDSC.

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PFPC, Inc. (“PFPC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Recent Accounting Standards:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

15

 NOTES TO FINANCIAL STATEMENTS

Security Valuation:
Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by Tamarack’s Board of Trustees (the “Board”). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices of exchanges or over-the-counter prices, since these valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations with less than 60 days to maturity at time of purchase are valued at amortized cost, which approximates value, unless Fund Management determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Repurchase Agreements:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Investment Transactions and Income:
Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

Expense, Investment Income and Gain/Loss Allocation:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or portfolio management fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Financial Instruments:
The Funds may engage in when-issued transactions. A Fund would record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on the trade date and begin accruing interest on the settlement date. When-issued securities are identified in the Schedule of Portfolio Investments.

16

 NOTES TO FINANCIAL STATEMENTS

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments.

The Tamarack Quality Fixed Income Fund had the following open futures contracts at March 31, 2008:

Type	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value

U.S. Treasury Long Bond	30	June 2008	$80,912	$3,563,906

Distributions to Shareholders:
Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. net operating loss, expiring capital loss carryforward and foreign currency transactions), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:
Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate

Quality Fixed Income Fund	0.60%
Tax-Free Income Fund	0.85%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S and Class I shares of Quality Fixed Income Fund and Tax-Free Income Fund to 0.68% and 0.74%, respectively. Class A, C and R shares vary from these limits only by the addition of class specific 12b-1 fees. These expense limitation agreements are in place until January 31, 2009. Each Fund will carry forward, for a period not to exceed 12 months from

17

 NOTES TO FINANCIAL STATEMENTS

the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as co-administrator to the Funds. Effective October 8, 2007, PFPC became the Funds’ co-administrator and fund accounting agent. Prior to October 8, 2007, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) served as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. PFPC receives a fee for its services payable by the Funds based on the Fund’s average net assets. Voyageur’s fee is listed as “Administration fees” in the Statements of Operations. PFPC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Tamarack Distributors Inc. (the “Distributor”) acts as the Funds’ distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A		Class C	Class R

12b-1 Plan Fee	0.25	%*	1.00%	0.50%

*The maximum Plan fee rate for Class A shares is 0.50%. The Distributor is contractually waiving 0.25% of the total 0.50% Plan fee for Class A through January 31, 2008.

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2008, the Distributor received no commissions from front-end sales charges of Class A shares of the Funds. The Distributor received no CDSC fees from the Funds during the six months ended March 31, 2008.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2008 were as follows:

	Purchases (Excl. U.S. Govt.)	Sales (Excl. U.S. Govt.)	Purchases of U.S. Govt.	Sales of U.S. Govt.

Quality Fixed Income Fund	$10,059,809	$10,209,732	$5,310,053	$2,385,637
Tax-Free Income Fund	3,234,312	4,374,220	-	-

6. Capital Share Transactions

Tamarack is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized on the following pages:

18

 NOTES TO FINANCIAL STATEMENTS

	Tamarack Quality Fixed Income Fund		Tamarack Tax Free Income Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$81,992	$263,570	$-	$4,813
Distributions reinvested	10,762	15,287	1,537	4,476
Cost of shares redeemed	(53,047)	(242,755)	(1,222)	(7,050)

Change in Class A	$39,707	$36,102	$315	$2,239

Class I
Distributions reinvested	$6,546	$22,175
Cost of shares redeemed	(70,270)	(806,781)

Change in Class I	$(63,724)	$(784,606)

Class C
Proceeds from shares issued	$-	$-	$53,352	$-
Distributions reinvested	79	136	356	193

Change in Class C	$79	$136	$53,708	$193

Class R
Distributions reinvested	$177	$324	$74	$211
Cost of shares redeemed	(974)	-	-	-

Change in Class R	$(797)	$324	$74	$211

Class S
Proceeds from shares issued	$1,507,155	$604,793	$41,344	$289,164
Distributions reinvested	1,145,295	2,298,462	287,804	922,001
Cost of shares redeemed	(4,176,582)	(10,745,519)	(1,690,500)	(2,422,772)

Change in Class S	$(1,524,132)	$(7,842,264)	$(1,361,352)	$(1,211,607)

Change in net assets resulting from capital transactions	$(1,548,867)	$(8,590,308)	$(1,307,255)	$(1,208,964)

SHARE TRANSACTIONS:
Class A
Issued	8,645	28,001	-	566
Reinvested	1,139	1,616	182	526
Redeemed	(5,588)	(25,653)	(144)	(841)

Change in Class A	4,196	3,964	38	251

Class I
Issued	-	-
Reinvested	693	2,339
Redeemed	(7,404)	(84,525)

Change in Class I	(6,711)	(82,186)

Class C
Issued	-	-	6,225	-
Reinvested	8	15	42	23

Change in Class C	8	15	6,267	23

Class R
Reinvested	18	34	9	25
Redeemed	(103)	-	-	-

Change in Class R	(85)	34	9	25

Class S
Issued	159,766	63,849	4,855	33,947
Reinvested	121,199	242,786	34,157	108,413
Redeemed	(440,991)	(1,133,373)	(199,641)	(285,055)

Change in Class S	(160,026)	(826,738)	(160,629)	(142,695)

Change in shares resulting from capital transactions	(162,618)	(904,911)	(154,315)	(142,396)

19

 NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 30, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2008, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

As of March 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Quality Fixed Income Fund	$53,848,120	$819,499	$(2,768,089)	$(1,948,590)
Tax-Free Income Fund	16,525,157	405,028	(101,530)	303,498

The tax character of distributions during the fiscal year ended September 30, 2007 were as follows:

	Distributions Paid From

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*

Quality Fixed Income Fund	$2,517,620	$-	$2,517,620	$-	$2,517,620
Tax-Free Income Fund	16,710	593,001	609,711	641,398	1,251,109

*Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2008.

As of September 30, 2007, the following Fund had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires

Quality Fixed Income Fund	$672,204	2012
	70,674	2014
	659,448	2015

As of September 30, 2007, the following Fund had net capital loss carryforwards as successor to a merger and subject to certain limitations on utilization. To the extent that these carryforwards are utilized, it is probable that the realized gains that are offset will not be required to be distributed to shareholders.

20

 NOTES TO FINANCIAL STATEMENTS

	Capital Loss Carryforward	Expires

Quality Fixed Income Fund	$1,604	2009
	702,251	2010
	1,229,732	2011

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Deferred Post-October Capital Losses

Quality Fixed Income Fund	$164,907

8. Market Timing

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by Voyageur. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of Tamarack’s policies on market timing and/or excessive trading. During the six months ended March 31, 2008, the redemption fees collected by each Fund were as follows:

Redemption Fees

Quality Fixed Income Fund	$45
Tax-Free Income Fund	-

21

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Municipal Bonds – 9.83%
Arizona – 0.42%
$105,000	Tucson Certificate of Participation, Series A, 4.55%, 7/1/11, (Credit Support: MBIA)	$106,863
100,000	Tucson Certificate of Participation, Series A, 4.30%, 7/1/10, (Credit Support: MBIA)	101,104

		207,967

California – 0.90%
355,000	Los Angeles Community Redevelopment Agency Tax Allocation, Series B, 5.90%, 9/1/35, (Credit Support: RADIAN), Callable 9/1/15 @ 100	311,360
135,000	San Diego Metropolitan Transportation Development Board Revenue, Series A, 3.86%, 12/1/09, (Credit Support: MBIA)	135,535

		446,895

District of Columbia – 0.80%
400,000	District of Columbia Revenue, Series A, 8.06%, 8/15/38, (Credit Support: FSA)(a)	400,000

Georgia – 1.90%
525,000	Gwinnett County Hospital Authority Revenue, Series G, 8.78%, 7/1/32, (Credit Support: FSA)(a)	525,000
425,000	Richmond County Hospital Authority Revenue, 11.75%, 1/1/36, (Credit Support: AMBAC)(a)	425,000

		950,000

Illinois – 1.18%
425,000	Bensenville, GO, Series E, 4.65%, 12/1/11	425,012
165,000	Village of Riverdale, GO, 9.62%, 1/1/27	164,748

		589,760

Maryland – 0.80%
400,000	Montgomery County Housing Opportunities Commission Housing Revenue, Series C, 11.80%, 7/1/33, (Credit Support: FSA)(a)	400,000

Michigan – 0.31%
160,000	Township of Buena Vista, GO, 8.00%, 4/1/32, Callable 4/1/18 @ 100	156,992

Missouri – 1.35%
270,000	Missouri Development Finance Board Revenue, 6.00%, 3/1/24, Callable 3/1/16 @ 100	272,041
400,000	Missouri State Health & Educational Facilities Authority Revenue, Series B, 12.38%, 5/15/37, (Credit Support: AMBAC), Callable 4/30/08 @ 100(a)	400,000

		672,041

Nebraska – 1.06%
$320,000	Saunders County School District No. 107, GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	$325,843
200,000	Saunders County School District No. 72, GO, 6.15%, 12/15/16, Callable 12/15/10 @ 100	203,652

		529,495

New Jersey – 0.34%
165,000	New Jersey Economic Development Authority Revenue, Series B, 5.18%, 11/1/15	169,556

Texas – 0.77%
390,000	San Antonio Convention Hotel Finance Corp. Revenue, Series B, 5.10%, 7/15/20, (Credit Support: AMBAC)	382,991

Total Municipal Bonds (Cost $4,914,898)		4,905,697

Asset Backed Securities – 4.23%
Banking & Financial Services – 4.23%
411,489	Countrywide Asset Backed Certificates, Series 2007-A1, Class 2A1, 2.89%, 5/25/47, Callable 9/25/15 @ 100(a)(b)	339,607
237,611	Countrywide Home Equity Loan Trust, Series 2002-GA, 3.19%, 12/15/28, Callable 4/15/08 @ 100(a)	185,834
127,955	Countrywide Home Equity Loan Trust, Series 2002-HA, 3.22%, 1/15/29, Callable 4/15/08 @ 100(a)	103,771
330,618	Countrywide Home Equity Loan Trust, Series 2003-CA, 3.09%, 5/15/29, Callable 8/15/08 @ 100(a)	271,221
245,531	Countrywide Home Equity Loan Trust, Series 2003-DA, 3.08%, 6/15/29, Callable 12/15/08 @ 100(a)	190,078
252,377	Countrywide Home Equity Loan Trust, Series 2004-AA, 3.04%, 4/15/30, Callable 10/15/08 @ 100(a)	175,348
141,413	Countrywide Home Equity Loan Trust, Series 2004-E2A, 3.08%, 6/15/29, Callable 11/15/08 @ 100(a)	104,610
219,696	Countrywide Home Equity Loan Trust, Series 2004-F2A, 3.08%, 5/15/34, Callable 10/15/08 @ 100(a)	156,014
360,000	Flagstar Home Equity Loan Trust, Series 2007-1A, Class AF2, 5.77%, 1/25/35(b)	324,263
83,901	National Collegiate Student Loan Trust, Series 2006-3, Class A1, 2.63%, 9/25/19(a)	81,619

22

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

Principal Amount		Value

$2,729	New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, 7.20%, 10/25/28, Callable 4/25/08 @ 100	$2,721
226,166	Structured Asset Securities Corp., Series 2007-RM1, Class A1, 2.88%, 5/25/47(a)(b)	175,455

Total Asset Backed Securities (Cost $2,003,807)		2,110,541

Collateralized Mortgage Obligations – 25.28%
Banking & Financial Services – 25.28%
394,282	ABN AMRO Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/33, Callable 2/25/26 @ 100	368,991
157,986	Banc of America Funding Corp., Series 2005-D, Class B1, 4.11%, 5/25/35, Callable 6/25/33 @ 100(a)	135,441
615,193	Banc of America Funding Corp., Series 2006-R2, Class A1, 6.06%, 7/30/46(a)(b)	401,464
162,245	Banc of America Funding Corp., Series 2007-4, Class SB2, 5.42%, 11/25/34(a)	115,245
139,900	Banc of America Funding Corp., Series 2007-4, Class SB3, 5.42%, 11/25/34(a)	79,786
238,723	Banc of America Mortgage Securities, Inc., Series 2003-J, Class B2, 4.62%, 11/25/33, Callable 2/25/13 @ 100(a)	173,306
266,912	Banc of America Mortgage Securities, Inc., Series 2004-D, Class B1, 4.34%, 5/25/34, Callable 10/25/21 @ 100(a)	271,703
596,350	Banc of America Mortgage Securities, Inc., Series 2004-F, Class 2A7, 4.15%, 7/25/34(a)	598,105
474,688	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.44%, 2/25/36, Callable 6/25/23 @ 100(a)	453,950
461,249	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 3A2, 4.96%, 2/25/34, Callable 08/25/15 @ 100(a)	418,054
184,896	Brunel Residential Mortgage Securitisation PLC, Series 2007-1A, Class A1C, 4.42%, 1/13/39(a)(b)	184,068
340,000	Chase Mortgage Finance Corp., Series 2006-A1 , Class 2A3, 6.00%, 9/25/36, Callable 12/25/25 @ 100(a)	298,301
79,700	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35, Callable 12/25/20 @ 100(a)	77,585
101,711	Countrywide Alternative Loan Trust, Series 2003-BA, 3.13%, 4/15/29	80,599
402,612	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A1, 5.50%, 1/25/36	396,240
884,000	Countrywide Alternative Loan Trust, Series 2005-J4, Class 1A5, 4.97%, 7/25/35, Callable 12/25/15 @ 100	829,686
293,517	Countrywide Alternative Loan Trust, Series 2006-9T1, Class A7, 6.00%, 5/25/36	271,686
$322,518	Countrywide Alternative Loan Trust, Series 2007-16CB, Class 3A1, 6.75%, 8/25/37, Callable 4/25/15 @ 100	$273,737
285,539	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-21, Class B2, 4.74%, 5/25/33, Callable 3/25/09 @ 100(a)	222,349
142,516	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19	134,987
348,154	First Horizon Asset Securities, Inc., Series 2004-AR1, Class B2, 5.12%, 2/25/34, Callable 10/25/10 @ 100(a)	233,500
480,000	Homebanc Mortgage Trust, Series 2006-1, Class 3A2, 5.91%, 4/25/37, Callable 3/25/29 @ 100(a)	291,695
232,449	JPMorgan Mortgage Trust, Series 2004-A4, Class 2A2, 4.61%, 9/25/34, Callable 4/25/25 @ 100(a)	219,854
212,600	JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 8/25/19, Callable 4/25/19 @ 100	213,597
642,254	Master Asset Securitization Trust, Series 2003-12, Class 6A1, 5.00%, 12/25/33, Callable 7/25/26 @ 100	596,413
819,796	Merrill Lynch Mortgage Investors, Inc., Series 2005-A1, Class 2A1, 4.52%, 12/25/34, Callable 6/25/17 @ 100(a)	779,080
439,841	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class M1, 4.87%, 6/25/35, Callable 2/25/27 @ 100(a)	415,113
1,284	Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 7.38%, 2/25/34, Callable 7/25/33 @ 100(a)	1,298
434,056	Morgan Stanley Mortgage Loan Trust, Series 2007-13 6A1 6.00%, 10/25/37, Callable 1/25/37 @ 100	393,007
381,895	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19, Callable 12/25/16 @ 100	378,315
117,640	Sequoia Mortgage Trust, Series 2003-4, Class 1B2, 6.05%, 7/20/33, Callable 4/20/08 @ 100(a)	75,423
246,800	Sequoia Mortgage Trust, Series 2003-4, Class 2B4, 5.17%, 7/20/33, Callable 12/20/08 @ 100(a)	107,948
30,868	Structured Asset Securities Corp., Series 2002-11A, Class 2A1, 7.07%, 6/25/32, Callable 4/25/08 @ 100(a)	30,736
429,496	Structured Asset Securities Corp., Series 2003-30, Class 1A1, 5.50%, 10/25/33, Callable 7/25/26 @ 100	430,301
400,150	SunTrust Acquisition Seconds Trust, Series 2007-1, Class A, 2.92%, 4/25/37, Callable 8/25/13 @ 100(a)	357,854

23

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

Principal Amount		Value

$144,589	Vendee Mortgage Trust, Series 1992-1, Class 2Z, 7.75%, 5/15/22, Callable 5/15/17 @ 100	$157,444
802,217	WaMu Pass Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 11/25/30 @ 100	786,925
328,782	WaMu Pass Through Certificates, Series 2004-AR7, Class B1, 3.94%, 7/25/34, Callable 10/25/27 @ 100(a)	317,016
239,545	WaMu Pass Through Certificates, Series 2004-AR14, Class B2, 4.26%, 1/25/35, Callable 4/25/28 @ 100(a)	141,554
520,767	WaMu Pass Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	512,647
344,808	Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class B1, 4.25%, 9/25/34, Callable 11/25/20 @ 100(a)	338,807
117,469	Wells Fargo Mortgage Backed Securities Trust, Series 2006-20, Class B4, 5.50%, 12/25/21, Callable 6/25/14 @ 100	59,005

Total Collateralized Mortgage Obligations (Cost $14,014,473)		12,622,815

Commercial Mortgage-Backed Securities – 2.68%
328,408	JPMorgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2, 6.51%, 10/15/35	328,833
500,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.37%, 3/15/36	478,043
545,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	530,129
Total Commercial Mortgage-Backed Securities (Cost $1,371,713)		1,337,005

Corporate Bonds – 29.51%
Aerospace & Defense – 0.28%
145,000	L-3 Communications Corp., 6.13%, 7/15/13, Callable 7/15/08 @ 100	141,738

Agriculture – 0.70%
346,000	Archer-Daniels-Midland Co., 5.45%, 3/15/18	347,822

Apparel – 0.31%
156,000	Phillips-Van Heusen, 7.25%, 2/15/11, Callable 5/2/08 @ 103.625	155,220

Banks – 5.36%
213,000	Barclays Bank PLC, 6.28%, 12/15/34, Callable 12/15/34 @ 100(a)	178,971
200,000	BB&T Capital Trust IV, 6.82%, 6/12/57, Callable 6/12/37 @ 100(a)	165,144
171,000	CBA Capital Trust I, 5.81%, 6/30/15, Callable 6/30/15 @ 100(b)	160,446
$164,000	Chase Capital II, 3.74%, 2/1/27, Callable 5/2/08 @ 100(a)	$130,410
136,000	Chase Capital III, 3.63%, 3/1/27, Callable 5/2/08 @ 100(a)	118,620
179,000	Frost National Bank, 6.88%, 8/1/11	197,188
382,000	NationsBank Capital Trust III, 4.81%, 1/15/27, Callable 5/2/08 @ 100(a)	293,563
250,000	People’s United Bank, 9.88%, 11/15/10	294,283
212,000	Popular North America, Inc., 5.65%, 4/15/09	210,898
235,000	Rabobank Capital Funding II, 5.26%, 12/31/13, Callable 12/31/13 @ 100(a)(b)	201,740
268,000	RBS Capital Trust III, 5.51%, 9/30/14, Callable 9/30/14 @ 100(a)	220,138
222,000	Regions Financing Trust II, 6.63%, 5/15/47, Callable 5/15/27 @ 100(a)	149,711
374,000	Wachovia Capital Trust II, 4.76%, 1/15/27, Callable 5/2/08 @ 100(a)	356,273

		2,677,385

Beverages – 0.40%
191,000	Diageo Finance BV, 5.50%, 4/1/13	200,327

Biotechnology – 0.11%
53,000	Bio-Rad Laboratories, Inc., 7.50%, 8/15/13, Callable 8/15/08 @ 100	53,133

Building Materials – 0.21%
110,000	Texas Industries, Inc., 7.25%, 7/15/13, Callable 7/15/09 @ 103.625	106,975

Chemicals – 1.16%
148,000	Methanex Corp., 8.75%, 8/15/12	158,730
160,000	Mosaic Co. (The), 7.88%, 12/1/16, Callable 12/1/11 @ 103.813(b)	172,000
155,000	Potash Corp. of Saskatchewan, 7.75%, 5/31/11	172,375
76,000	Valspar Corp., 5.63%, 5/1/12	76,422

		579,527

Coal – 0.23%
114,000	Arch Western Finance LLC, 6.75%, 7/1/13, Callable 7/1/08 @ 100	113,715

Commercial Services – 0.73%
142,000	Corrections Corp. of America, 6.25%, 3/15/13, Callable 3/15/09 @ 103.125	139,160
152,000	Equifax, Inc., 6.30%, 7/1/17	154,965
72,000	Service Corp. International, 6.75%, 4/1/15	70,830

		364,955

Consumer Cyclical – 0.42%
207,000	CVS Caremark Corp., 5.75%, 6/1/17	210,221

Distribution/Wholesale – 0.37%
183,000	Owens & Minor, Inc., 6.35%, 4/15/16	184,941

24

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

Principal Amount		Value

Diversified Financial Services – 3.13%
$286,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100(a)	$281,817
165,000	Credit Suisse Guernsey Ltd., 5.86%, 5/15/17, Callable 5/15/17 @ 100(a)	139,776
475,000	Fort Knox Military Housing Privatization Project, 3.16%, 2/15/52, (Credit Support: AMBAC), Callable 5/2/08 @ 100(a)(b)	423,938
112,000	Morgan Stanley, 4.84%, 1/9/14(a)	92,807
199,000	OneAmerica Financial Partners, Inc., 7.00%, 10/15/33(b)	214,441
123,900	Pemex Finance Ltd., 9.69%, 8/15/09	127,831
188,000	Premium Asset Trust, Series 2004-04, 4.13%, 3/12/09(d)	103,429
200,000	Santander Perpetual SA Unipersonal, 6.67%, 10/24/17, Callable 10/24/17 @ 100(a)(b)	180,232

		1,564,271

Electric – 1.46%
242,000	Energy East Corp., 6.75%, 7/15/36	235,050
154,000	Potomac Electric Power Co., 6.50%, 11/15/37	150,370
158,000	Public Service Co. of Oklahoma, 6.15%, 8/1/16	158,698
203,000	Puget Sound Energy, Inc., 6.97%, 6/1/67, Callable 6/1/17 @ 100(a)	182,948

		727,066

Electrical Components &Equipment – 0.34%
166,000	AMETEK, Inc., 7.20%, 7/15/08	167,690

Electronics – 0.46%
244,000	Thermo Fisher Scientific, Inc., 5.00%, 6/1/15	231,477

Energy – 0.57%
268,000	General Electric Capital Corp., 6.00%, 6/15/12	285,742

Engineering & Construction – 0.33%
176,000	Dycom Industries, Inc., 8.13%, 10/15/15, Callable 10/15/10 @ 104.063	165,440

Food – 0.19%
90,000	Corn Products International, Inc., 6.00%, 4/15/17	96,611

Government - Other – 0.18%
85,366	New Valley Generation III, 4.69%, 1/15/22	90,546

Healthcare - Services – 0.35%
176,000	Laboratory Corp. of America Holdings, 5.50%, 2/1/13	175,470

Insurance – 4.12%
$300,000	Americo Life, Inc., 7.88%, 5/1/13(b)	$312,964
375,000	ING Capital Funding TR III, 8.44%, 12/31/10, Callable 12/31/10 @ 100(a)	374,135
225,000	MetLife, Inc., 6.40%, 12/15/36, Callable 12/15/31 @ 100	178,794
247,000	Navigators Group, Inc., 7.00%, 5/1/16	240,614
255,000	NLV Financial Corp., 7.50%, 8/15/33(b)	277,468
225,000	Selective Insurance Group, 6.70%, 11/1/35	215,992
250,000	Unitrin, Inc., 4.88%, 11/1/10	258,003
197,000	Willis North America, Inc., 6.20%, 3/28/17	196,595

		2,054,565

Iron/Steel – 0.12%
60,000	Steel Dynamics, Inc., 7.38%, 11/1/12(b)	60,600

Lodging – 0.23%
117,000	Wynn Las Vegas Capital Corp., 6.63%, 12/1/14, Callable 12/1/09 @ 103.313	112,613

Machinery-Diversified – 1.02%
122,000	Baldor Electric Co., 8.63%, 2/15/17, Callable 2/15/12 @ 104.313	120,780
190,000	Joy Global, Inc., 6.00%, 11/15/16	190,872
202,000	Wabtec Corp., 6.88%, 7/31/13	198,970

		510,622

Media – 1.81%
242,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12	276,021
208,000	Echostar DBS Corp., 5.75%, 10/1/08	206,960
255,000	News America Holdings, Inc., 7.70%, 10/30/25	279,391
129,000	Rogers Cable, Inc., 7.88%, 5/1/12	140,942

		903,314

Metal Fabricate/Hardware – 0.14%
70,000	Valmont Industries, Inc., 6.88%, 5/1/14, Callable 5/1/09 @ 103.438	68,950

Office Furnishings – 0.42%
198,000	Steelcase, Inc., 6.50%, 8/15/11	212,122

Oil & Gas – 0.77%
240,000	Forest Oil Corp., 8.00%, 6/15/08	240,900
98,000	Marathon Oil Corp., 6.60%, 10/1/37	97,370
46,000	Spectra Energy Capital LLC, 7.50%, 10/1/09	48,053

		386,323

Pharmaceuticals – 0.25%
131,000	NBTY, Inc., 7.13%, 10/1/15, Callable 10/1/10 @ 103.563	125,105

25

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

Principal Amount		Value

Pipelines – 0.67%
$198,000	Boardwalk Pipelines LP, 5.88%, 11/15/16	$199,247
130,000	Sonat, Inc., 7.63%, 7/15/11	134,367

		333,614

REITS – 0.82%
126,000	Duke Realty LP, 5.63%, 8/15/11	121,247
50,000	Federal Realty Investment Trust, 5.40%, 12/1/13	49,041
259,000	Realty Income Corp., 5.95%, 9/15/16	237,836

		408,124

Software – 0.84%
138,000	Fiserv, Inc., 4.00%, 4/15/08	138,039
272,000	Fiserv, Inc., 6.13%, 11/20/12	280,299

		418,338

Transportation – 1.00%
182,000	CSX Corp., 6.75%, 3/15/11	192,147
125,000	Navios Maritime Holdings, Inc., 9.50%, 12/15/14, Callable 12/15/10 @ 104.75	124,531
174,000	Union Pacific Corp., 6.13%, 1/15/12	184,735

		501,413

Total Corporate Bonds (Cost $15,265,739)		14,735,975

Preferred Term Securities – 1.68%
100,000	Preferred Term Securities IX, Inc., 1.60%, 4/3/33(c)(d)	55,500
125,000	Preferred Term Securities XIV, Inc., 0.76%, 6/24/34(c)(d)	74,238
125,000	Preferred Term Securities XVI, Inc., 0.40%, 3/23/35(c)(d)	92,488
175,000	Preferred Term Securities XVIII, Inc., 0.63%, 9/23/35(c)(d)	102,200
150,000	Preferred Term Securities XXIV, Inc., 0.02%, 9/23/35(c)(d)	111,240
150,000	Preferred Term Securities XIX, Inc., 0.57%, 12/22/35(c)(d)	93,675
250,000	Preferred Term Securities XXV, Inc., 0.03%, 6/22/37(c)(d)	191,749
150,000	Preferred Term Securities XXVI, Inc., 0.03%, 9/22/37(c)(d)	116,145

Total Preferred Term Securities (Cost $1,063,342)		837,235

U.S. Government Agency Backed Mortgages – 23.38%
Freddie Mac – 2.38%
14,331	Pool #G10625, 8.00%, 1/1/12	15,047
11,862	Pool #170170, 9.00%, 6/1/16	12,969
276	Pool #D09479, 9.00%, 10/1/18	282
8,320	Pool #306588, 8.00%, 10/1/18	8,924
$98,367	Pool #2178PB, 7.00%, 8/15/29, Callable 1/15/12 @ 100	$103,475
40,399	Pool #C00921, 7.50%, 2/1/30	43,706
462,960	Pool #1B2721, 4.38%, 1/1/35(a)	467,742
520,253	Pool #A70902, 6.00%, 1/1/38	533,977

		1,186,122

Fannie Mae – 15.60%
230,000	(TBA), 5.12%, 4/15/38	227,628
3,110,000	(TBA), 5.21%, 5/15/38	3,131,380
8,934	Pool #124425, 9.25%, 10/1/20	9,820
748,071	Pool #254764, 5.50%, 6/1/23	761,916
392	Pool #519217, 7.00%, 2/1/30	418
243	Pool #529175, 7.00%, 2/1/30	259
21,231	Pool #626582, 5.50%, 3/1/17	21,792
116,239	Pool #635169, 5.00%, 8/1/17	117,972
36,726	Pool #644943, 5.50%, 5/1/17	37,696
354,021	Pool #740447, 4.50%, 9/1/18	354,021
391,633	Pool #810896, 4.83%, 1/1/35(a)	407,069
35,155	Pool #898644, 6.50%, 1/1/37	36,440
21,595	Pool #898682, 6.50%, 2/1/37	22,384
29,664	Pool #898684, 6.50%, 2/1/37	30,748
83,471	Pool #907600, 6.50%, 12/1/36	86,527
315,511	Pool #913327, 6.50%, 4/1/22	328,764
24,743	Pool #916843, 6.50%, 4/1/37	25,647
95,604	Pool #922123, 6.50%, 4/1/37	99,098
242,523	Pool #936193, 6.50%, 5/1/37	251,386
770,000	Series 1997-M9, Class C, 6.52%, 7/25/16	829,932
8,003	Series 1988-16, Class B, 9.50%, 6/25/18	8,932
166,292	Series 2002-W11, Class AF5, 5.48%, 11/25/32, Callable 4/25/08 @ 100	165,931
505,000	Series 2004-32, Class AY, 4.00%, 5/25/19	484,626
405,000	Series 2005-W2, Class A8, 5.41%, 5/25/35, Callable 4/25/20 @ 100	347,659

		7,788,045

Ginnie Mae – 5.40%
69,277	Pool #780332, 8.00%, 11/15/09	71,072
10,401	Pool #433263, 7.50%, 10/15/11	10,835
2,396	Pool #433258, 7.50%, 10/15/11	2,496
13,527	Pool #398964, 7.50%, 11/15/11	14,090
837	Pool #152589, 9.50%, 4/15/16	927
6,881	Pool #269020, 9.50%, 1/15/19	7,683
144,204	Pool #592154, 5.00%, 8/15/33	144,475
6,385	Pool #361064, 6.50%, 8/15/23	6,670
6,234	Pool #363767, 6.50%, 11/15/23	6,512
9,872	Pool #342206, 6.50%, 12/15/23	10,312
240,290	Pool #380866, 7.00%, 3/15/24	257,340
28,037	Pool #376510, 7.00%, 5/15/24	30,027
11,708	Pool #441009, 8.00%, 11/15/26	12,842
219,523	Pool #442164, 8.00%, 12/15/26	240,786
154,577	Pool #781124, 7.00%, 12/15/29	165,335
1,972	Pool #549180, 6.00%, 5/15/31	2,045
2,697	Pool #485682, 6.50%, 8/15/31	2,819
35,901	Pool #3132, 6.00%, 9/20/31	37,176

26

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Quality Fixed Income Fund (cont.)

Principal Amount		Value

$4,210	Pool #568184, 6.50%, 11/15/31	$4,400
43,288	Pool #552381, 6.00%, 2/15/32	44,855
36,964	Pool #584369, 7.00%, 4/15/32	39,477
100,611	Pool #584486, 6.00%, 6/15/32	104,255
21,641	Pool #591571, 7.50%, 7/15/32	23,281
8,423	Pool #565982, 7.00%, 7/15/32	8,996
52,599	Pool #578345, 6.00%, 8/15/32	54,504
7,640	Pool #591581, 7.00%, 8/15/32	8,159
92,621	Pool #3296, 6.00%, 10/20/32	95,860
180,083	Pool #781547, 6.00%, 1/15/33	186,628
32,916	Pool #598131, 6.00%, 3/15/33	34,091
32,321	Pool #558945, 6.00%, 4/15/33	33,475
165,709	Pool #597857, 5.00%, 8/15/33	166,021
70,220	Series 2001-58, Class B, 5.13%, 6/16/23(a)	71,259
490,000	Series 2004-12, Class C, 5.15%, 12/16/40(a)	488,056
305,000	Series 2004-25, Class BA, 4.93%, 11/16/44	311,600

		2,698,359

Total U.S. Government Agency Backed Mortgages (Cost $11,608,154)		11,672,526

U.S. Government Agency Obligations – 4.30%
Small Business Administration – 4.30%
548	Series 1988-20G, Class 1, 9.80%, 7/1/08	556
273	Series 1988-20H, Class 1, 10.05%, 8/1/08	279
1,205	Series 1989-20D, Class 1, 10.05%, 4/1/09, Callable 5/1/08 @ 100	1,218
526,120	Series 2004-10B, Class 1, 4.68%, 9/10/14	526,433
562,344	Series 2005-10A, Class 1, 5.04%, 3/10/15	563,280
246,993	Series 2004-20K, Class 1, 4.88%, 11/1/24	247,311
251,515	Series 2005-20A, Class 1, 4.86%, 1/1/25	252,654
550,584	Series 2005-20D, Class 1, 5.11%, 4/1/25	554,865

Total U.S. Government Agency Obligations (Cost $2,139,582)		2,146,596

U.S. Treasury Notes – 1.43%
255,000	5.00%, 8/15/11	280,480
333,000	4.25%, 8/15/14	363,958
61,000	4.50%, 2/15/16	67,148

Total U.S. Treasury Notes (Cost $646,858)		711,586

Shares

Investment Company – 1.64%
819,554	Wells Fargo Prime Investment Money Market Fund	819,554

Total Investment Company (Cost $819,554)		819,554

Total Investments (Cost $53,848,120) (e) – 103.95%		$51,899,530
Liabilities in excess of other assets – (3.95)%		(1,972,555)

NET ASSETS – 100.00%		$49,926,975

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c) Fair valued security under procedures established by the Fund’s Board of Trustees.

(d) This security is restricted and illiquid as the securities may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501(a) of Regulation D under the Securities Act of 1933).

The total investments in restricted and illiquid securities representing $940,664 or 1.88% of net assets were as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2008 Carrying Value Per Unit

$100,000	Preferred Term Securities IX, Inc.	5/15/2007	$66,240	$0.5550
125,000	Preferred Term Securities XIV, Inc.	6/7/2007	101,825	0.5939
125,000	Preferred Term Securities XVI, Inc.	4/13/2007	111,800	0.7399
175,000	Preferred Term Securities XVIII, Inc.	5/14/2007	146,580	0.5840
150,000	Preferred Term Securities XXIV, Inc.	5/16/2007	150,729	0.7416
150,000	Preferred Term Securities XIX, Inc.	5/11/2007	127,605	0.6245
250,000	Preferred Term Securities XXV, Inc.	3/16/2007	247,500	0.7670
150,000	Preferred Term Securities XXVI, Inc.	6/15/2007	148,500	0.7743
188,000	Premium Asset Trust, Series 2004-04	4/20/2007	178,600	0.5502

(e) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FSA – Financial Security Assurance Inc.

GO – General Obligation

MBIA – Insured by MBIA

PLC – Public Liability Co.

RADIAN – RADIAN Group, Inc.

REIT – Real Estate Investment Trust

See notes to financial statements.

27

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Municipal Bonds – 97.22%
Arizona – 1.47%
$250,000	Surprise Municipal Property Corp. Revenue, 4.50%, 4/1/17, Callable 4/1/11 @ 100	$250,555

California – 3.26%
500,000	City of Santa Rosa Revenue, Series B, 6.00%, 9/1/15, (Credit Support: FGIC)	554,895

Colorado – 3.72%
500,000	Arkansas River Power Authority Revenue, 5.00%, 10/1/14, (Credit Support: XLCA)	532,170
100,000	Denver West Metropolitan District, GO, Series B, 5.70%, 12/1/17, Callable 5/2/08 @ 100	100,057

		632,227

District of Columbia – 0.88%
150,000	District of Columbia Revenue, Series A, 8.06%, 8/15/38, (Credit Support: FSA)(a)	150,000

Florida – 5.13%
500,000	County of Miami-Dade Revenue, Series B, 5.44%, 10/1/15, (Credit Support: MBIA), Callable 5/2/08 @ 100(b)	348,900
500,000	Florida State Board of Education, GO, Series J, 5.00%, 6/1/19, Callable 6/1/13 @ 101	523,145

		872,045

Georgia – 3.09%
525,000	Gwinnett County Hospital Authority Revenue, Series G, 8.78%, 7/1/32, (Credit Support: FSA)(a)	525,000

Illinois – 10.39%
500,000	Cook County Township High School District No. 225-Northfield Township, GO, 5.50%, 12/1/19	571,329
300,000	Illinois Finance Authority Revenue, Series A, 5.05%, 7/1/17, Callable 7/1/14 @ 101	292,200
380,000	Illinois Finance Authority Revenue, 5.13%, 4/1/19, Callable 4/1/17 @ 100	382,584
350,000	Illinois Finance Authority Revenue, 5.00%, 12/1/21, Callable 12/1/16 @ 100	323,180
200,000	Illinois Finance Authority Revenue, Series A, 4.95%, 7/1/15, Callable 7/1/14 @ 101	197,472

		1,766,765

Indiana – 15.25%
180,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.80%, 8/1/17, Callable 2/1/16 @ 100	182,925
$135,000	Boone County Redevelopment Commission Tax Allocation, Series B, 4.85%, 2/1/18, Callable 2/1/16 @ 100	$136,481
380,000	City of Anderson Revenue, 5.00%, 10/1/19, Callable 4/1/17 @ 100	365,222
500,000	Hamilton County Revenue, 4.25%, 7/10/08, Callable 4/9/08 @ 100	501,965
450,000	Indiana Bond Bank Revenue, Series A, 5.00%, 8/1/16, (Credit Support: FSA)	494,622
100,000	Munster Municipal Center Corp. Revenue, 4.25%, 7/15/11	104,132
445,000	Munster Municipal Center Corp. Revenue, 4.70%, 7/15/17, Callable 1/15/14 @ 100	456,294
345,000	Noblesville Multi School Building Corp. Revenue, 4.00%, 1/15/14, (Credit Support: FGIC, State Aid Withholding)	353,401

		2,595,042

Louisiana – 0.95%
150,000	State of Louisiana, GO, Series B, 5.00%, 7/15/15, (Credit Support: CIFG)	161,846

Maryland – 2.17%
350,000	City of Baltimore Revenue, Series A, 5.00%, 9/1/14, (Credit Support: XLCA)	369,205

Massachusetts – 6.36%
1,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series C, 5.75%, 7/1/12, Callable 7/1/11 @ 101	1,081,159

Michigan – 1.61%
250,000	Michigan State Building Authority Revenue, Series III, 5.38%, 10/15/16, Pre-Refunded 10/15/12 @ 100	274,545

Mississippi – 1.47%
250,000	Mississippi Hospital Equipment & Facilities Authority Revenue, Series B-1, 9.00%, 8/15/36, (Credit Support: CIFG), Callable 4/16/08 @ 100(a)	250,000

Missouri – 2.90%
250,000	Missouri Development Finance Board Revenue, Series A, 5.25%, 3/1/15	268,075
225,000	Missouri State Health & Educational Facilities Authority Revenue, Series B, 12.38%, 5/15/37, (Credit Support: AMBAC), Callable 4/30/08 @ 100(a)	225,000

		493,075

New Hampshire – 2.97%
500,000	New Hampshire Health & Education Facilities Authority Revenue, 5.50%, 7/1/18, Callable 7/1/08 @ 101	505,855

28

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Income Fund (cont.)

Principal Amount		Value

Ohio – 1.34%
$225,000	State of Ohio Revenue, 4.00%, 4/1/09	$228,807

Oklahoma – 12.20%
225,000	Jay Industrial Authority Revenue, 4.75%, 9/1/10	235,103
500,000	McClain County Economic Development Authority Revenue, 5.00%, 9/1/11	527,195
380,000	Oklahoma Baptist University Authority Revenue, 5.25%, 12/1/14	396,002
100,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/14	105,241
230,000	Pottawatomie County Facilities Authority Revenue, 4.75%, 9/1/13	242,314
300,000	Pottawatomie County Facilities Authority Revenue, 5.00%, 9/1/10	315,924
245,000	Tulsa Industrial Authority Revenue, 4.30%, 10/1/12	254,325

		2,076,104

South Carolina – 1.36%
220,000	Lexington One School Facilities Corp. Revenue, 5.00%, 12/1/10	231,510

Texas – 11.57%
500,000	City of San Antonio Revenue, 5.38%, 2/1/15	559,369
100,000	Northeast Travis County Utility District, GO, 4.50%, 9/1/13, Callable 9/1/11 @ 100	103,708
65,000	Northeast Travis County Utility District, GO, 4.60%, 9/1/14, Callable 9/1/11 @ 100	67,194
90,000	Northeast Travis County Utility District, GO, 4.65%, 9/1/15, Callable 9/1/11 @ 100	92,714
170,000	Plano Independent School District, GO, 5.38%, 2/15/16, (Credit Support: PSF), Callable 2/15/11 @ 100	179,709
405,000	San Leanna Educational Facilities Corp. Revenue, 5.00%, 6/1/18, Callable 6/1/17 @ 100	410,621
500,000	University of Texas Revenue, Series B, 5.25%, 8/15/19	554,200

		1,967,515

Virginia – 0.88%
150,000	Lynchburg Industrial Development Authority Revenue, Series A, 8.89%, 1/1/28, (Credit Support: MBIA)(a)	150,000

Washington – 4.06%
100,000	Adams County Park & Recreation District No. 4, GO, 4.13%, 12/1/16	102,822
55,000	Adams County Park & Recreation District No. 4, GO, 4.13%, 12/1/15	57,065
$500,000	City of Seattle Revenue, 5.63%, 12/1/16, Callable 12/1/10 @ 100	$530,670

		690,557

Wisconsin – 4.19%
300,000	Manitowoc Revenue, 5.00%, 8/1/10	315,801
400,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 5.00%, 2/15/17, Callable 2/15/16 @ 100	396,868

		712,669

Total Municipal Bonds (Cost $16,235,878)		16,539,376

Shares

Investment Company – 1.70%
289,279	Wells Fargo National Tax Free Money Market Fund	289,279

Total Investment Company (Cost $289,279)		289,279

Total Investments (Cost $16,525,157) (c) – 98.92%		16,828,655
Other assets in excess of liabilities – 1.08%		183,033

NET ASSETS – 100.00%		$17,011,688

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Represents effective yield to maturity on date of purchase.

(c) See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

CIFG - CIFG Insured

FGIC – Federal Guaranty Insurance Corporation

FSA – Financial Security Assurance Inc.

GO – General Obligation

MBIA – Insured by MBIA

PSF – Permanent School Fund

XLCA – XL Capital Assurance

See notes to financial statements.

29

 SHARE CLASS INFORMATION (Unaudited)

The Tamarack Fixed Income Funds offer five share classes, A, C, R, I, and S.

Class A

Class A shares are available for purchase primarily through investment advisors, broker dealers, banks and other financial services intermediaries. Class A shares of the Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% “CDSC” for redemption within 12 months of a $1 million or greater purchase. Class A shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds’ distributor is currently contractually waiving 25 bps of the fee.) Class A shares have a higher up front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) Class C shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher 12b-1 service and distribution fee, have higher annual expenses than Class A shares.

Class R

Class R shares are available for purchase through employer-sponsored or 401(k) retirement plans for which omnibus or program-level accounts are held on the books of the Funds. Class R shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. Class R shares currently have annual expenses between Class A and Class C share expenses.

Class S

Class S shares are available to investors purchasing shares directly through the Fund or its agent, BFDS, or through certain fee-based programs of broker dealers or registered investment advisors. This share class does not have an upfront sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the Quality Fixed Income Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up front sales charge (load) or a 12b-1 service and distribution fee.

For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

30

 SUPPLEMENTAL INFORMATION (Unaudited)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreements with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for both of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant advisory fees and expenses of both Funds, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the Investment Advisory Agreements (“Agreements”).

As part of their review of the Agreements, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to both Funds’ performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of the portfolio management teams.

When evaluating the investment performance of the Funds, the Trustees generally emphasize three to five year returns, as opposed to shorter time periods. Nonetheless, the Board observed that the one-year performance for the Quality Fixed Income Fund had remained in the second quintile of its peer group and the Fund’s total expense structure was twenty-six basis points lower than its peer group median. The Tax-Free Income Fund’s three-year performance lagged behind its peer group but its one-year and five-year performance was in the middle quintile of its peer universe. In addition, the total expense structure of the Tax-Free Income Fund was one basis point lower than the median of its peer universe. Management proposed leaving both of these Funds at their current expense caps for the next fiscal year. In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur staff, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

The Trustees also reviewed and approved Fund Management’s proposal to continue for an additional year the existing fee waivers for the Tax-Free Income and Quality Fixed Income Funds in order to maintain total expenses at their current levels.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the continuation of the Agreements for the Funds. In arriving at their decision to approve the renewal of both of the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

31

 SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08

Quality Fixed Income Fund	Class A	$1,000.00	$1,007.00	$4.62	0.92%
	Class I	1,000.00	1,008.30	3.36	0.67%
	Class C	1,000.00	1,003.60	8.31	1.66%
	Class R	1,000.00	1,007.10	5.67	1.13%
	Class S	1,000.00	1,008.30	3.36	0.67%
Tax Free Income Fund	Class A	1,000.00	1,022.20	5.00	0.99%
	Class C	1,000.00	1,018.60	8.78	1.74%
	Class R	1,000.00	1,021.20	6.01	1.19%
	Class S	1,000.00	1,023.50	3.74	0.74%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08

Quality Fixed Income Fund	Class A	$1,000.00	$1,020.40	$4.65	0.92%
	Class I	1,000.00	1,021.65	3.39	0.67%
	Class C	1,000.00	1,016.70	8.37	1.66%
	Class R	1,000.00	1,019.35	5.70	1.13%
	Class S	1,000.00	1,021.65	3.39	0.67%
Tax Free Income Fund	Class A	1,000.00	1,020.05	5.00	0.99%
	Class C	1,000.00	1,016.30	8.77	1.74%
	Class R	1,000.00	1,019.05	6.01	1.19%
	Class S	1,000.00	1,021.30	3.74	0.74%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplies by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

32

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2008.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Equity and Fixed Income Funds are distributed by Tamarack Distributors Inc. The Tamarack Money Market Funds are distributed by RBC Capital Markets Corporation, Member NYSE/FINRA/SIPC.

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net

The Tamarack Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

TF-FI SAR 03-08

SEMI-ANNUAL REPORT March 31, 2008
Prime Money Market Fund U.S. Government Money Market Fund Tax-Free Money Market Fund Institutional Prime Money Market Fund Institutional Tax-Free Money Market Fund Treasury Plus Money Market Fund

Tamarack Funds

About Your Semi-Annual Report

This semi-annual report includes detailed information about your Fund including financial statements, performance, and a complete list of holdings.

We hope the financial information presented will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. Tamarack Funds prospectuses and additional performance information are available on our website at www.voyageur.net.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.voyageur.net; and (iii) on the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Fund’s website at www.voyageur.net; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

 LETTER FROM THE CIO OF FIXED INCOME

The securities markets experienced wrenching jolts during the first half of Tamarack Funds’ fiscal year. The concepts of innovation and leverage were often touted as the valuations and fixed income returns soared in housing, high yield, and structured credit securities. These same concepts also led to the drastic turn in the markets leading to the worst relative fixed income returns for non-Treasury holdings in modern history.

By now the fall of the U.S. housing market has been well documented. Cheap, easy, plentiful credit supported excesses on the parts of lenders and borrowers, and ultimately speculators. Ample liquidity, cultural biases to consumption, and the desire for quick, seemingly risk-less appreciation fed the speculative excess. Mistakes were made along the continuum from lender to borrower, and these primarily rested on an assumption that House Price Appreciation (HPA), a feature of this decade’s boom, would continue unabated. Sub-prime loans have attracted the most attention, but Alt-A, Option Arm, Reverse Amortization, and some Prime-based lending also proved to be poorly underwritten during the boom’s final phase.

HPA also supported the investment boom in mortgage and asset-backed securities (ABS and MBS) collateralized by such loans. Assumed HPA and the use of historical loss experience led rating agencies to assign AAA ratings to many of the securities created from these loans along with the Collateralized Debt Obligations (CDOs) constructed from these securities. Levered investors felt compelled to purchase these “high quality” issues because they received high relative yields, pristine credit ratings, and had the ability to leverage these returns several times over for their alternative asset class investors or for the benefit of their own investment enterprises. The rating agencies increasingly relied on fees for rating these structures to drive revenue growth. The brokers and global commercial banks considered this business to be a very lucrative source of fee revenue.

Everyone won . . . until home sales growth slowed, then reversed, and HPA turned to depreciation. This process began in the winter of 2006, and at this point consumers in the form of sub-prime borrowers and speculators began feeling pain. Small early cracks in the bond market real estate façade began forming last spring, but it was the unwinding of two Bear Stearns hedge funds that marked the beginning of the end for the securitized real estate markets.

What we have learned in the intervening months could fill several letters such as this one. In short, the willingness to suspend disbelief spread far and wide in both the housing and securities markets, at the rating agencies. Home prices have collapsed; the homebuilding and related industries are in crisis. Mortgage brokers, some guilty of lending abuses, closed their doors when no one would buy their loans any longer. Investment structures created from U.S. real estate lending traveled the globe, and as collateral performance deteriorated and prices fell for such issues, commercial banks around the world began writing down the value of these holdings on their balance sheets and in some off-balance sheet investment vehicles. To date, banks and insurance companies have written off nearly $300 billion in asset values due to poor underlying collateral performance and collapsing markets for such securities. Losses are ultimately expected to climb well north of $1 trillion.

1

 LETTER FROM THE CIO OF FIXED INCOME

The loss of liquidity, capital available to effect the functioning of orderly markets, has had a telling effect on the bond market, still a largely negotiated, over-the-counter market. Bonds trade like real estate or used cars. With diminished risk appetites and trading capital, market-making in some precincts of the bond market has essentially ceased. The Auction Rate Student Loan market, a product with a 20-year history, shut down as dealers withdrew capital needed to support orderly auctions. Securities valuations have not only fallen relative to Treasuries in most segments of the U.S. bond market, but ascertaining the appropriate value for some assets has become extremely difficult. Not altogether dissimilar to what we see occurring in residential housing.

Policy responses to the global capital markets crisis have been generally forceful and rapid as both the Fed and the European Central Bank seem to have quickly understood the severity and breadth of the problems faced by our market. Massive amounts of liquidity have been injected into these markets in both conventional (the Fed having cut the Federal Funds rate from 5.25% to 2.25% in six-months’ time) and unconventional ways. As Bear Stearns approached collapse during the first calendar quarter of 2008, the Fed interceded both by using its own balance sheet to help engineer a sale of Bear to JP Morgan (a move without precedent) and by creating a series of four new liquidity programs made available both to banks and to broker-dealers. The Fed’s goal is to provide enough liquidity to avoid another Bear Stearns and continue on the path of making markets orderly again. It’s important to note, that these forceful responses have begun to thaw the lack of liquidity the bond market has been experiencing.

While policy makers continue searching for additional steps to improve market and economic conditions, such as the $150 billion U.S. stimulus package aimed at putting money in the hands of stretched consumers and the many changes to the lending mandates of such Government-Sponsored Enterprises as FHA, FNMA, and FHLMC, the truth is that the economic impact of the housing boom’s demise has been and will be far-reaching. U.S. housing inventories still appear bloated. Median home prices remain too high for the underlying fundamentals. Consumer and business confidence surveys have collapsed. The Fed has largely abandoned inflation-fighting for the moment. The dollar has been on a downward path relative to all our major trading partners’ currencies, and while this helps to support exports and narrows the trade deficit, domestically oriented businesses and consumers are left to deal with increased food, energy prices, and inflation risks.

The current environment is the most challenging bond market investors have faced in modern economic history. U.S. GDP growth will struggle to be flat for the first half of 2008. Many economists believe we have entered or will soon be in a recession. Securities valuations across the corporate, municipal, and non-agency mortgage and asset backed markets have collapsed. Many securities are being priced well below the underlying intrinsic values of the assets to which they are linked. We are seeking to seize this opportunity. Our investment philosophy of building strong, high quality, income- advantaged portfolios has not been altered by current events. Therefore, we are looking upon current market conditions as a rare point in time where we can be patient with our current holdings while prudently adding new investments in strong corporate and mortgage-related structures at distressed prices. Through this approach we will be adding to our portfolio’s yield, retaining a high average credit quality, picking up exceptional assets at distressed prices, and positioning our Funds for strong, future performance as monetary and fiscal policy begin repairing the market.

2

 LETTER FROM THE CIO OF FIXED INCOME

It is also worth noting that the Tamarack Money Market Funds have continued to experience exemplary performance during this time period, both at the asset level and versus our peers. Many of our larger competitors have had to bail out underperforming and defaulted securities within their money funds over the past nine months. The list is large and encompasses many of the best known mutual fund families and financial institutions in the world. We have had no such problems within the Tamarack Funds or Voyageur Asset Management. Our time tested investment philosophy and disciplined investment process has protected principal while providing reliable income.

Ours is a business of trust. As a fiduciary for your assets, professional and ethical behavior is the standard for how we approach our investment discipline. We want to thank you for your trust and ongoing support for the Tamarack Funds.

Sincerely,

John M. Huber, CFA Chief Investment Officer, Fixed Income Tamarack Funds	John Huber Chief Investment Officer Fixed Income

3

 MONEY MARKET PORTFOLIO MANAGERS

Voyageur Asset Management (“Voyageur”), the investment advisor to the Tamarack Funds, employs a team approach to the management of each of the money market funds. Each Fund’s management team has access to Voyageur’s investment research and other money management resources.

John M. Huber, CFA

John M. Huber, CFA
Senior Managing Director, Chief Investment Officer — Fixed Income
John Huber directs Voyageur’s fixed income group. John joined Voyageur in 2004 from Galliard Capital Management where he was a principal and senior portfolio manager, responsible for the firm’s total return fixed income effort. Prior to working for Galliard, John was a portfolio manager for Norwest Investment Management where he began his career in 1990. John received a BA from the University of Iowa and an MBA in Finance from the University of Minnesota, Carlson School of Management. He acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. John is a CFA charterholder and a member of the CFA Society of Minnesota. He also serves on the Board of the YMCA of Metropolitan Minneapolis.

Raye C. Kanzenbach, CFA

Raye C. Kanzenbach, CFA
Senior Managing Director, Senior Portfolio Manager
Raye Kanzenbach is an active member of the Credit Team and serves as primary portfolio manager for the Tax-Free and Institutional Tax-Free Money Market Funds. He has extensive experience working with taxable and tax-exempt municipal fixed income securities. Prior to his experience at Voyageur, Raye was employed at First Bank where he managed the municipal and money market trust funds. Raye also supervised the municipal and corporate credit analysis areas for the Trust Department and First Bank’s investment portfolio. Prior to First Bank, Raye was employed as an investment officer with the St. Paul Companies. Raye began his career in the investment industry in 1973 and joined Voyageur in 1983. He received a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder and member of the CFA Society of Minnesota.

Scott Cabalka

Scott Cabalka
Vice President, Senior Portfolio Manager
Scott Cabalka is a member of the Credit Team and oversees trading and portfolio management for the taxable portfolios of the Tamarack Money Market Funds. Prior to joining Voyageur in 1993, Scott was an account executive with Merrill Lynch where he focused on short-term investment strategies for institutional investors. Scott began his career in the investment industry in 1980. He received a BS and an MBA in Finance from the University of Minnesota, Carlson School of Management.

4

 PERFORMANCE SUMMARY

Investment Objective

Each of the Tamarack Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1. A consistent share price of $1 is expected for a money market mutual fund, but is not guaranteed.

	Total Return for the six months ended March 31, 2008 (Unaudited)	SEC 7-Day Annualized Yield (1)

		March 31, 2008 (Unaudited)	September 30, 2007	Net Expense Ratio*	Gross Expense Ratio*

Tamarack Prime Money Market Fund	1.95%	2.40%	4.93%	0.89%	0.89%
Tamarack U.S. Government Money Market Fund	1.80%	2.41%	4.46%	0.76%	0.76%
Tamarack Tax-Free Money Market Fund	1.20%	1.54%	3.20%	0.84%	0.84%
Tamarack Institutional Prime Money Market Fund (2)	2.21%	3.03%	5.47%	0.27%	0.27%
Tamarack Institutional Tax-Free Money Market Fund (2)	1.43%	2.08%	3.80%	0.29%	0.29%
Tamarack Treasury Plus Money Market Fund (3)	1.65%	1.24%	4.35%	0.20%	7.71%

The expense ratios are from the Funds’ prospectus dated January 28, 2008. Additional information pertaining to the Funds’ expense ratios as of March 31, 2008 can be found in the financial highlights.

(1)

As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

(2)	The Tamarack Institutional Prime and Institutional Tax-Free Money Market Funds are intended for shareholders investing $1 million or more.
(3)	The Tamarack Treasury Plus Money Market Fund was liquidated on 4/17/2008. See Notes.

Asset Allocation

Money Market Maturity Schedules

as a percentage of value of investments based on effective maturity

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund	Institutional Prime Money Market Fund	Institutional Tax-Free Money Market Fund	Treasury Plus Money Market Fund

Less than 8 days	15.9%	51.9%	89.6%	19.0%	91.3%	100.0%
8 to 14 Days	12.4%	0.1%	0.0%	17.2%	0.0%	0.0%
15 to 30 Days	37.2%	20.9%	0.0%	28.8%	0.0%	0.0%
31 to 180 Days	32.5%	26.7%	10.4%	30.5%	7.6%	0.0%
181 to 365 Days	2.0%	0.4%	0.0%	4.5%	1.1%	0.0%

5

 FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2008 (Unaudited)

	Tamarack Prime Money Market Fund	Tamarack U.S. Government Money Market Fund		Tamarack Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund		Tamarack Institutional Tax-Free Money Market Fund	Tamarack Treasury Plus Money Market Fund

Assets:
Investments, at value (cost $11,183,056,588; $2,050,345,276; $974,252,074; $1,850,104,674; $726,233,262; $2,056,000, respectively)	$11,183,056,588	$2,050,345,276	*	$974,252,074	$1,850,104,674	**	$726,233,262	$2,056,000	***
Interest receivable	28,723,212	5,502,027		4,662,800	5,639,349		3,622,659	86
Receivable for capital shares issued	-	-		45,679	-		-	-
Receivable for investments sold	-	-		-	-		17,017	-
Receivable from advisor	-	-		-	-		-	3,608
Prepaid expenses	299,536	112,842		-	87,106		26,917	5,355
Other assets	-	41,903		-	-		5,007	-

Total Assets	11,212,079,336	2,056,002,048		978,960,553	1,855,831,129		729,904,862	2,065,049

Liabilities:
Distributions payable	1,481	-		2	-		2	-
Payable for investments purchased	-	-		-	10,055,954		14,315,244	-
Accrued expenses and other payables:
Investment advisory fees	3,706,099	570,748		402,430	413,610		136,371	-
Administration fees	2,219,580	393,528		201,215	-		-	-
Trustee fees	-	-		-	-		-	484
Audit fees	147,816	21,899		25,576	36,271		22,118	5,877
Shareholder reports	508,061	-		13,968	1,417		386	555
Transfer agent fees	1,795,234	-		44,234	4,808		2,713	672
Other	152,070	-		2,150	5,016		-	14,472

Total Liabilities	8,530,341	986,175		689,575	10,517,076		14,476,834	22,060

Net Assets	$11,203,548,995	$2,055,015,873		$978,270,978	$1,845,314,053		$715,428,028	$2,042,989

Net Assets Consist Of:
Capital	$11,208,416,793	$2,055,033,195		$978,230,503	$1,845,365,966		$715,389,884	$2,042,989
Accumulated distributions in excess of net investment income	(415)	-		(5,896)	-		(18)	-
Accumulated net realized gains (losses) from investment transactions	(4,867,383)	(17,322)		46,371	(51,913)		38,162	-

Net Assets	$11,203,548,995	$2,055,015,873		$978,270,978	$1,845,314,053		$715,428,028	$2,042,989

Shares Outstanding (Unlimited number of shares authorized, no par value):	11,208,531,093	2,055,067,583		978,278,608	1,845,374,382		715,389,883	2,042,989
Net Asset Values:	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00

* $655,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

** $18,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

*** $2,050,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

6

 FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2008 (Unaudited)

	Tamarack Prime Money Market Fund	Tamarack U.S. Government Money Market Fund	Tamarack Tax-Free Money Market Fund	Tamarack Institutional Prime Money Market Fund	Tamarack Institutional Tax-Free Money Market Fund	Tamarack Treasury Plus Money Market Fund

Investment Income:
Interest income	$245,842,214	$33,497,001	$15,009,408	$43,243,394	$10,501,666	$34,896
Dividend income	91,291	78,533	176,633	113,354	184,436	259

Total Investment Income	245,933,505	33,575,534	15,186,041	43,356,748	10,686,102	35,155

Expenses:
Investment advisory fees	22,044,866	2,926,811	2,434,374	2,359,841	855,655	1,520
Accounting fees	256,303	38,943	23,683	46,090	16,660	49
Administration fees	13,168,666	2,001,294	1,217,075	-	-	-
Audit fees	152,507	19,947	15,897	26,721	11,728	2,803
Custodian fees	60,146	6,419	5,987	12,523	4,456	575
Insurance fees	37,849	8,469	9,676	17,838	7,248	3,650
Legal fees	189,645	22,430	17,048	30,844	11,765	551
Registration and filing fees	90,024	52,250	16,272	23,059	11,594	973
Shareholder reports	2,387,156	129,121	72,260	9,496	2,960	1,468
Transfer agent fees	7,890,508	380,992	235,374	33,787	12,293	2,229
Trustees’ fees	113,263	12,086	10,173	17,766	6,645	424
Other fees	157,838	25,674	14,275	24,352	9,645	11,629

Total expenses before fee reductions	46,548,771	5,624,436	4,072,094	2,602,317	950,649	25,871
Expenses reduced by:
Administrator	(2,935,127)	-	(430,068)	-	-	(23,844)

Net Expenses	43,613,644	5,624,436	3,642,026	2,602,317	950,649	2,027

Net Investment Income	202,319,861	27,951,098	11,544,015	40,754,431	9,735,453	33,128

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(4,730,819)	(13,587)	40,475	81,791	41,865	-

Net realized/unrealized gains (losses) from investments	(4,730,819)	(13,587)	40,475	81,791	41,865	—

Change in net assets resulting from operations	$197,589,042	$27,937,511	$11,584,490	$40,836,222	$9,777,318	$33,128

See notes to financial statements.

7

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Tamarack Prime Money Market Fund		Tamarack U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$202,319,861	$442,136,299	$27,951,098	$39,881,463
Net realized gains (losses) from investment transactions	(4,730,819)	(39,107)	(13,587)	9

Change in net assets resulting from operations	197,589,042	442,097,192	27,937,511	39,881,472

Distributions to Shareholders:
From net investment income	(202,320,276)	(442,136,299)	(27,951,098)	(39,881,464)

Change in net assets resulting from shareholder distributions	(202,320,276)	(442,136,299)	(27,951,098)	(39,881,464)

Capital Transactions:
Proceeds from shares issued	3,081,384,082	5,220,500,579	966,577,742	1,335,343,942
Distributions reinvested	202,304,447	442,099,636	27,955,526	39,883,541
Cost of shares redeemed	(1,737,484,084)	(4,685,944,541)	(332,857,012)	(730,413,043)

Change in net assets resulting from capital transactions	1,546,204,445	976,655,674	661,676,256	644,814,440

Net increase in net assets	1,541,473,211	976,616,567	661,662,669	644,814,448
Net Assets:
Beginning of period	9,662,075,784	8,685,459,217	1,393,353,204	748,538,756

End of period	$11,203,548,995	$9,662,075,784	$2,055,015,873	$1,393,353,204

Undistributed net investment income/Accumulated distributions in excess	$(415)	$-	$-	$-

Share Transactions:
Issued	3,081,384,082	5,220,502,490	966,577,743	1,335,344,142
Reinvested	202,304,447	442,099,636	27,955,526	39,883,541
Redeemed	(1,737,484,084)	(4,685,957,782)	(332,857,012)	(730,412,999)

Change in shares resulting from capital transactions	1,546,204,445	976,644,344	661,676,257	644,814,684

See notes to financial statements.

8

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Tax-Free Money Market Fund		Tamarack Institutional Prime Money Market Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$11,544,015	$25,455,398	$40,754,431	$75,551,418
Net realized gains (losses) from investment transactions	40,475	7,553	81,791	(46,329)

Change in net assets resulting from operations	11,584,490	25,462,951	40,836,222	75,505,089

Distributions to Shareholders:
From net investment income	(11,549,911)	(25,455,399)	(40,754,431)	(75,551,417)

Change in net assets resulting from shareholder distributions	(11,549,911)	(25,455,399)	(40,754,431)	(75,551,417)

Capital Transactions:
Proceeds from shares issued	627,047,557	1,103,652,089	3,557,586,818	2,283,070,300
Distributions reinvested	11,549,909	25,455,402	40,754,433	75,553,243
Cost of shares redeemed	(501,528,694)	(1,078,689,270)	(3,173,341,255)	(2,136,996,443)

Change in net assets resulting from capital transactions	137,068,772	50,418,221	424,999,996	221,627,100

Net increase in net assets	137,103,351	50,425,773	425,081,787	221,580,772
Net Assets:
Beginning of period	841,167,627	790,741,854	1,420,232,266	1,198,651,494

End of period	$978,270,978	$841,167,627	$1,845,314,053	$1,420,232,266

Undistributed net investment income/Accumulated distributions in excess	$(5,896)	$-	$-	$-

Share Transactions:
Issued	627,047,557	1,103,652,089	3,557,586,817	2,283,070,300
Reinvested	11,549,909	25,455,402	40,754,432	75,553,244
Redeemed	(501,528,694)	(1,078,689,270)	(3,173,341,255)	(2,136,996,443)

Change in shares resulting from capital transactions	137,068,772	50,418,221	424,999,994	221,627,101

See notes to financial statements.

9

 FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tamarack Institutional Tax-Free Money Market Fund		Tamarack Treasury Plus Money Market Fund

	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007

	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,735,453	$16,832,809	$33,128	$101,488
Net realized gains (losses) from investment transactions	41,865	(1,304)	-	-

Change in net assets resulting from operations	9,777,318	16,831,505	33,128	101,488

Distributions to Shareholders:
From net investment income	(9,735,471)	(16,832,808)	(33,128)	(101,488)

Change in net assets resulting from shareholder distributions	(9,735,471)	(16,832,808)	(33,128)	(101,488)

Capital Transactions:
Proceeds from shares issued	687,978,090	895,570,627	-	-
Distributions reinvested	9,735,468	16,833,020	33,128	101,445
Cost of shares redeemed	(551,445,068)	(749,148,702)	-	(100,100)

Change in net assets resulting from capital transactions	146,268,490	163,254,945	33,128	1,345

Net increase in net assets	146,310,337	163,253,642	33,128	1,345
Net Assets:
Beginning of period	569,117,691	405,864,049	2,009,861	2,008,516

End of period	$715,428,028	$569,117,691	$2,042,989	$2,009,861

Undistributed net investment income/Accumulated distributions in excess	$(18)	$-	$-	$-

Share Transactions:
Issued	687,978,089	895,570,627	-	-
Reinvested	9,735,468	16,833,020	33,128	101,445
Redeemed	(551,445,068)	(749,148,702)	-	(100,100)

Change in shares resulting from capital transactions	146,268,489	163,254,945	33,128	1,345

See notes to financial statements.

10

 FINANCIAL HIGHLIGHTS

Tamarack Prime Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activites						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(a)		(b)	0.02		(0.02)		(0.02)		$1.00	1.95%	(c)	$11,204	0.83%	(d)	3.84%	(d)	0.88%	(d)
Year Ended September 30, 2007	1.00	0.05			(b)	0.05		(0.05)		(0.05)		1.00	4.69%		9,662	0.80%		4.59%		0.89%
Year Ended September 30, 2006	1.00	0.04			(b)	0.04		(0.04)		(0.04)		1.00	3.99%		8,685	0.80%		3.93%		0.92%
Year Ended September 30, 2005	1.00	0.02			(b)	0.02		(0.02)		(0.02)		1.00	2.00%		7,922	0.76%		1.97%		0.92%
Period Ended September 30, 2004 (e)	1.00		(b)		(b)		(b)		(b)		(b)	1.00	0.14%	(c)	7,885	0.71%	(d)	0.83%	(d)	0.93%	(d)
Year Ended July 31, 2004	1.00		(b)	—			(b)		(b)		(b)	1.00	0.42%		7,860	0.71%		0.42%		0.90%
Year Ended July 31, 2003	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	0.80%		8,111	0.71%		0.80%		0.90%

* During the periods, certain fees were contractually or voluntarily reduced. If such contractual voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

11

 FINANCIAL HIGHLIGHTS

Tamarack U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activites						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(a)		(b)	0.02		(0.02)		(0.02)		$1.00	1.80%	(d)	$2,055	0.70%	(d)	3.49%	(e)		(c)
Year Ended September 30, 2007	1.00	0.04			(b)	0.04		(0.04)		(0.04)		1.00	4.56%		1,393	0.76%		4.47%			(c)
Year Ended September 30, 2006	1.00	0.04			(b)	0.04		(0.04)		(0.04)		1.00	3.90%		749	0.78%		3.82%			(c)
Year Ended September 30, 2005	1.00	0.02			(b)	0.02		(0.02)		(0.02)		1.00	1.96%		813	0.74%		1.92%		0.77%
Period Ended September 30, 2004 (f)	1.00		(b)		(b)		(b)		(b)		(b)	1.00	0.14%	(d)	947	0.71%	(d)	0.81%	(e)	0.79%	(e)
Year Ended July 31, 2004	1.00		(b)	—			(b)		(b)		(b)	1.00	0.38%		929	0.71%		0.38%		0.73%
Year Ended July 31, 2003	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	0.70%		1,060	0.71%		0.70%		0.75%

* During the periods, certain fees were contractually or voluntarily reduced. If such contractual voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	There were no waivers or reimbursements during the period.
(d)	Not Annualized.
(e)	Annualized.
(f)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

12

 FINANCIAL HIGHLIGHTS

Tamarack Tax-Free Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activites						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(a)		(b)	0.01		(0.01)		(0.01)		$1.00	1.20%	(c)	$978	0.75%	(d)	2.37%	(d)	0.84%	(d)
Year Ended September 30, 2007	1.00	0.03			(b)	0.03		(0.03)		(0.03)		1.00	3.00%		841	0.70%		2.96%		0.84%
Year Ended September 30, 2006	1.00	0.02		—		0.02		(0.02)		(0.02)		1.00	2.52%		791	0.70%		2.49%		0.85%
Year Ended September 30, 2005	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	1.44%		858	0.66%		1.41%		0.83%
Period Ended September 30, 2004 (e)	1.00		(b)	—			(b)		(b)		(b)	1.00	0.11%	(c)	965	0.62%	(d)	0.64%	(d)	0.83%	(d)
Year Ended July 31, 2004	1.00		(b)	—			(b)		(b)		(b)	1.00	0.38%		1,003	0.62%		0.38%		0.86%
Year Ended July 31, 2003	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	0.60%		946	0.62%		0.62%		0.85%

* During the periods, certain fees were contractually or voluntarily reduced. If such contractual voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

13

 FINANCIAL HIGHLIGHTS

Tamarack Institutional Prime Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(a)		(b)	0.02		(0.02)		(0.02)		$1.00	2.21%	(c)	$1,845	0.28%	(d)	4.32%	(d)
Year Ended September 30, 2007	1.00	0.05			(b)	0.05		(0.05)		(0.05)		1.00	5.23%		1,420	0.27%		5.11%
Year Ended September 30, 2006	1.00	0.04		—		0.04		(0.04)		(0.04)		1.00	4.53%		1,199	0.28%		4.51%
Year Ended September 30, 2005	1.00	0.02			(b)	0.02		(0.02)		(0.02)		1.00	2.48%		790	0.28%		2.47%
Period Ended September 30, 2004 (e)	1.00		(b)		(b)		(b)		(b)		(b)	1.00	0.21%	(c)	643	0.29%	(d)	1.26%	(d)
Year Ended July 31, 2004	1.00	0.01			(b)	0.01		(0.01)		(0.01)		1.00	0.85%		656	0.29%		0.85%
Year Ended July 31, 2003	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	1.20%		503	0.30%		1.20%

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

14

 FINANCIAL HIGHLIGHTS

Tamarack Institutional Tax-Free Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets*		Ratio of Net Investment Income to Average Net Assets*

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.01	(a)		(b)	0.01		(0.01)		(0.01)		$1.00	1.43%	(c)	$715	0.28%	(d)	2.84%	(d)
Year Ended September 30, 2007	1.00	0.03			(b)	0.03		(0.03)		(0.03)		1.00	3.43%		569	0.29%		3.38%
Year Ended September 30, 2006	1.00	0.03		—		0.03		(0.03)		(0.03)		1.00	2.94%		406	0.30%		2.91%
Year Ended September 30, 2005	1.00	0.02		—		0.02		(0.02)		(0.02)		1.00	1.78%		358	0.28%		1.79%
Period Ended September 30, 2004 (e)	1.00		(b)		(b)		(b)		(b)		(b)	1.00	0.16%	(c)	387	0.30%	(d)	0.98%	(d)
Year Ended July 31, 2004	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	0.72%		355	0.32%		0.72%
Year Ended July 31, 2003	1.00	0.01		—		0.01		(0.01)		(0.01)		1.00	0.90%		244	0.33%		0.90%

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from August 1, 2004 to September 30, 2004.

See notes to financial statements.

15

 FINANCIAL HIGHLIGHTS

Tamarack Treasury Plus Money Market Fund

(Selected data for a share outstanding throughout the period indicated)

		Investment Activities						Distributions							Ratios/Supplemental Data

	Net Asset Value Beginning of Period	Net Investment Income		Net Realized Gain (Loss) on Investments		Total from Investment Activities		Net Investment Income		Total Distributions		Net Asset Value, End of Period	Total Return		Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets*

Six Months Ended March 31, 2008 (Unaudited)	$1.00	0.02	(a)	—		0.02		(0.02)		(0.02)		$1.00	1.65%	(c)	$2	0.20%	(d)	3.27%	(d)	2.55%	(d)
Year Ended September 30, 2007	1.00	0.05		—		0.05		(0.05)		(0.05)		1.00	5.10%		2	0.20%		4.97%		7.71%
Period Ended September 30, 2006 (e)	1.00		(b)		(b)		(b)		(b)		(b)	1.00	0.50%	(c)	2	0.15%	(d)	5.88%	(d)	11.14%	(d)

* During the periods, certain fees were contractually or voluntarily reduced. If such contractual voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	For the period from September 1, 2006 (commencement of operations) to September 30, 2006.

See notes to financial statements.

16

 NOTES TO FINANCIAL STATEMENTS

March 31, 2008 (Unaudited)

1. Organization

Tamarack Funds Trust (“Tamarack”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to Tamarack were reorganized as portfolios of Tamarack effective April 16, 2004. This semi-annual report includes the following six investment portfolios (“Funds”):

- Tamarack Prime Money Market Fund (“Prime Money Market Fund”)

- Tamarack U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

- Tamarack Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

- Tamarack Institutional Prime Money Market Fund (“Institutional Prime Money Market Fund”)

- Tamarack Institutional Tax-Free Money Market Fund (“Institutional Tax-Free Money Market Fund”)

- Tamarack Treasury Plus Money Market Fund (“Treasury Plus Money Market Fund”)

Voyageur Asset Management Inc. (“Voyageur”) acts as the investment adviser for Tamarack. The officers of Tamarack (“Fund Management”) are also employees of Voyageur or its affiliates and PFPC, Inc. (“PFPC”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Recent Accounting Standard:
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS No. 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Valuation:
Securities held by the Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by Tamarack’s Board of Trustees (the “Board”) to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service, Inc. The Funds do not invest in any unrated securities.

17

 NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:
Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Financial Instruments:
The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2008, the Funds held no when-issued securities.

Repurchase Agreements:
The Funds may enter into repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks (as measured by domestic deposits) who are deemed creditworthy under guidelines approved by the Board. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Expense, Investment Income and Gain/Loss Allocation:
Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by Tamarack, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense.

Distributions to Shareholders:
Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the Financial Highlights.

Credit Enhancement:
Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, FGIC and MBIA).

3. Agreements and Other Transactions with Affiliates

Tamarack has entered into investment advisory agreements with Voyageur under which Voyageur manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay

18

 NOTES TO FINANCIAL STATEMENTS

Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contract Voyageur is entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate

Prime Money Market Fund	Up to $700 million	0.55%
	Next $500 million	0.50%
	Next $800 million	0.45%
	Over $2 billion	0.40%
U.S. Government Money Market Fund	Up to $100 million	0.50%
	Next $200 million	0.40%
	Over $300 million	0.35%
Tax-Free Money Market Fund	All Net Assets	0.50%
Institutional Prime Money Market Fund	All Net Assets	0.25%
Institutional Tax-Free Money Market Fund	All Net Assets	0.25%
Treasury Plus Money Market Fund	All Net Assets	0.15%

Voyageur had contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Treasury Plus Money Market Fund to 0.20%. This expense limitation agreement is in place until January 31, 2009. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by Voyageur, any expenses in excess of the expense limitation and repay Voyageur such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. Prior to January 31, 2008, Voyageur had contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds to 0.80%, 0.78% and 0.70%, respectively. As of February 1, 2008, the contractual expense limitation agreements for Prime Money Market, U.S. Government Money Market and Tax-Free Money Market Funds were discontinued. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Tamarack Distributors Inc. is principal underwriter for shares of the Treasury Plus Money Market Fund; RBC Capital Markets Corporation (“RBC Capital Markets Corporation”) is principal underwriter for shares of the other Money Market Funds. RBC Capital Markets Corporation was the sole shareholder in the Treasury Plus Money Market Fund. Tamarack Distributors Inc. and RBC Capital Markets Corporation (together, referred as the “Distributors”) are affiliates of Voyageur. All fees for services to the Distributors are paid by Voyageur, not out of the Funds assets.

In addition, RBC Capital Markets Corporation provides services directly to the Funds as described under a Shareholder Account Services agreement. For the six months ended March 31, 2008, RBC Capital Markets Corporation received fees of $8,953,747, $576,486, $278,001, $37,537, and $11,337 from the Prime Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Institutional Prime Money Market Fund, and the Institutional Tax-Free Money Market Fund, respectively. These amounts are accrued as shareholder reports expense and transfer agent fees on the Statements of Operations.

Voyageur serves as co-administrator to the Funds. Effective October 8, 2007, PFPC became the Funds’ co-administrator and fund accounting agent. Prior to October 8, 2007, Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) served as sub-administrator. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, Voyageur receives a fee from Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, payable monthly, at the annual rate of 0.25% of each Fund’s average daily net assets. PFPC receives a fee for its services payable by the Funds based on the Fund’s average net

19

 NOTES TO FINANCIAL STATEMENTS

assets. Voyageur’s fee is listed as “Administration fees” in the Statements of Operations. PFPC’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Funds are affiliated with the adviser or the administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

4. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on March 30, 2008. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the net asset value of the Funds at the beginning of the day. As of March 31, 2008, the Funds did not have a liability for any uncertain tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

The tax character of distributions during the fiscal year ended September 30, 2007 were as follows:

	Distributions Paid From

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*

Prime Money Market Fund	$442,136,299	$-	$442,136,299	$-	$442,136,299
U.S. Government Money Market Fund	39,881,464	-	39,881,464	-	39,881,464
Tax-Free Money Market Fund	-	-	-	25,455,399	25,455,399
Institutional Prime Money Market Fund	69,840,092	-	69,840,092	-	69,840,092
Institutional Tax-Free Money Market Fund	-	-	-	15,295,618	15,295,618
Treasury Plus Money Market Fund	95,831	-	95,831	-	95,831

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2008.

20

 NOTES TO FINANCIAL STATEMENTS

As of September 30, 2007, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires

Prime Money Market Fund	$3,069	2012
	40,324	2014
	52,797	2015
U.S. Government Money Market Fund	97	2012
	1,086	2013
	2,129	2014
	423	2015
Institutional Prime Money Market Fund	21,544	2009
	279	2011
	5,669	2012
	1,579	2013
	18,923	2014
	39,175	2015
Institutional Tax-Free Money Market Fund	536	2009
	1,863	2015

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2008:

Deferred Post-October Losses

Prime Money Market Fund	$40,374
Institutional Prime Money Market Fund	46,535
Institutional Tax-Free Money Market Fund	1,304

5. Subsequent Event

On March 7, 2008, the Board unanimously voted to liquidate the Treasury Plus Money Market Fund. The decision was made after careful consideration of the Fund’s operations, asset size and current expenses. The Fund was liquidated on April 17, 2008. Fund shares were redeemed for cash as a taxable event to shareholders.

21

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Asset Backed Securities – 7.88%
Asset Backed Auto Receivables – 2.13%
$33,015,238	AmeriCredit Prime Automobile Receivable, Series 2007-2M, Class A-1, 5.27%, 10/8/08	$33,015,237
1,379,199	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1B, 2.92%, 8/15/08(a)(b)	1,379,131
13,268,046	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A1, 4.91%, 11/17/08(b)	13,268,046
2,661,386	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1A, 5.60%, 8/15/08(b)	2,662,217
9,632,136	Capital One Prime Auto Receivables Trust, Series 2007-2, Class A1, 5.22%, 10/15/08	9,632,136
8,060,439	CPS Auto Trust, Series 2007-C, Class A1, 5.39%, 9/15/08(b)	8,060,439
26,320,158	Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.95%, 11/10/08(b)	26,314,788
18,053,202	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.15%, 3/9/09(b)	18,053,202
29,958,628	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.02%, 2/13/09(b)	29,958,628
15,820,725	Ford Credit Auto Owner Trust, Series 2007-B, Class A1, 5.29%, 10/15/08(b)	15,820,725
12,587,646	Harley-Davidson Motorcycle Trust, Series 2008-1, Class A1, 3.17%, 2/15/09	12,587,646
8,301,285	Honda Auto Receivables Owner Trust, Series 2007-3, Class A1, 5.56%, 8/15/08	8,301,285
22,283,515	Nissan Auto Receivables Owner Trust, Series 2008-A, Class A1, 4.00%, 1/15/09	22,283,515
14,703,408	Santander Drive Auto Receivables Trust, Series 2007-3, Class A1, 5.34%, 10/15/08	14,703,408
13,320,111	Santander Drive Auto Receivables Trust, Series 2007-2, Class A1, 5.80%, 9/15/08	13,320,111
8,815,926	UPFC Auto Receivables Trust, Series 2007-B, Class A1, 4.99%, 11/17/08	8,815,926

		238,176,440

Asset Backed Mortgages – 5.75%
170,000,000	Arkle Master Issuer PLC, Series 2007-1A, Class 1A, 2.80%, 5/19/08(a)(b)	170,000,000
60,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 2.61%, 12/20/54, Callable 10/20/12 @ 100(a)	60,000,000
$83,000,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1, 2.80%, 12/17/54(a)	$83,000,000
85,325,546	Paragon Mortgages PLC, Series 15A, Class A1, 2.82%, 12/15/39(a)(b)	85,325,546
97,305,474	Paragon Mortgages PLC, Series 12A, Class A1, 2.81%, 11/15/38(a)(b)	97,303,520
50,386,085	Paragon Mortgages PLC, Series 13A, Class A1, 2.83%, 1/15/39(a)(b)	50,386,085
97,786,163	Westpac Securitisation Trust, Series 2007-1G, Class A1, 3.04%, 5/21/38(a)(b)	97,786,163

		643,801,314

Total Asset Backed (Cost $881,977,754)		881,977,754

Commercial Paper – 29.85%
Asset Backed Securities – 21.24%
25,000,000	Amsterdam Funding Corp., 3.04%, 4/17/08(b)(c)	24,966,333
75,040,000	Amsterdam Funding Corp., 2.76%, 5/1/08(b)(c)	74,868,033
60,000,000	BA Credit Card Trust Emerald Note, 3.36%, 4/22/08(b)(c)	59,883,450
25,000,000	BA Credit Card Trust Emerald Note, 4.04%, 4/17/08(b)(c)	24,955,556
25,000,000	BA Credit Card Trust Emerald Note, 3.27%, 5/8/08(b)(c)	24,916,493
60,000,000	BA Credit Card Trust Emerald Note, 3.17%, 6/4/08(b)(c)	59,664,000
25,000,000	BA Credit Card Trust Emerald Note, 3.27%, 5/8/08(b)(c)	24,916,493
5,065,000	Barton Capital LLC, 2.86%, 5/6/08(b)(c)	5,050,966
80,000,000	Barton Capital LLC, 3.12%, 4/4/08(b)(c)	79,979,334
57,000,000	Barton Capital LLC, 3.11%, 4/17/08(b)(c)	56,921,467
12,500,000	Beagle Funding LLC, 4.45%, 4/11/08(b)(c)	12,484,722
12,500,000	Beagle Funding LLC, 4.35%, 4/11/08(b)(c)	12,485,069
60,000,000	CAFCO LLC, 3.20%, 5/19/08(b)(c)	59,745,600
25,000,000	CAFCO LLC, 2.71%, 5/13/08(b)(c)	24,921,250
50,000,000	CAFCO LLC, 3.02%, 5/13/08(b)(c)	49,825,000
31,270,000	CAFCO LLC, 3.02%, 5/27/08(b)(c)	31,124,073
53,775,000	CIESCO LLC, 3.04%, 5/13/08(b)(c)	53,585,533
25,000,000	CIESCO LLC, 3.04%, 4/18/08(b)(c)	24,964,229
50,000,000	Fairway Finance Corp., 3.23%, 4/25/08(b)(c)	49,893,000
49,100,000	Fairway Finance Corp., 2.78%, 5/19/08(b)(c)	48,918,657
75,000,000	Fairway Finance Corp., 2.95%, 4/2/08(b)(c)	74,993,854
60,000,000	Gemini Securitization Corp. LLC, 3.14%, 4/14/08(b)(c)	59,932,183

22

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

Principal Amount		Value

$16,000,000	Gemini Securitization Corp. LLC, 3.26%, 4/2/08(b)(c)	$15,998,556
20,219,000	Gemini Securitization Corp. LLC, 4.32%, 4/9/08(b)(c)	20,199,814
75,000,000	Gemini Securitization Corp. LLC, 2.71%, 5/9/08(b)(c)	74,786,250
32,000,000	Gemini Securitization Corp. LLC, 3.31%, 4/1/08(b)(c)	32,000,000
100,000,000	General Electric International, Inc., 2.38%, 5/27/08(c)	99,631,334
35,850,000	Grampian Funding LLC, 2.84%, 6/11/08(b)(c)	35,650,614
45,000,000	Grampian Funding LLC, 3.33%, 4/25/08(b)(c)	44,901,000
80,000,000	Grampian Funding LLC, 3.10%, 4/9/08(b)(c)	79,945,244
45,000,000	Liberty Street Funding Corp. LLC, 2.91%, 4/18/08(b)(c)	44,938,375
20,000,000	Liberty Street Funding Corp. LLC, 2.96%, 5/12/08(b)(c)	19,932,806
77,000,000	Liberty Street Funding Corp. LLC, 3.07%, 4/18/08(b)(c)	76,888,371
25,000,000	Liberty Street Funding Corp. LLC, 2.76%, 5/12/08(b)(c)	24,921,701
35,600,000	Liberty Street Funding Corp. LLC, 3.01%, 5/7/08(b)(c)	35,493,200
52,500,000	Liberty Street Funding Corp. LLC, 3.34%, 4/24/08(b)(c)	52,388,977
50,000,000	Park Avenue Receivables, 2.86%, 5/6/08(b)(c)	49,861,458
55,000,000	Ranger Funding Co. LLC, 2.81%, 4/15/08(b)(c)	54,940,111
36,000,000	Sheffield Receivables, 3.29%, 4/1/08(b)(c)	36,000,000
35,000,000	Sheffield Receivables, 3.07%, 4/21/08(b)(c)	34,940,500
60,000,000	Sheffield Receivables, 2.73%, 4/25/08(b)(c)	59,891,200
30,000,000	Sheffield Receivables, 2.96%, 5/2/08(b)(c)	29,923,792
50,000,000	Solitaire Funding LLC, 3.27%, 5/2/08(b)(c)	49,860,069
50,000,000	Solitaire Funding LLC, 3.94%, 4/15/08(b)(c)	49,924,167
45,000,000	Solitaire Funding LLC, 3.33%, 4/23/08(b)(c)	44,909,250
41,500,000	Solitaire Funding LLC, 4.17%, 4/11/08(b)(c)	41,452,390
70,000,000	Westpac Securities NZ Ltd., 4.67%, 4/3/08(b)(c)	69,982,053
20,000,000	Windmill Funding Corp., 3.16%, 4/11/08(b)(c)	19,982,556
30,000,000	Windmill Funding Corp., 2.86%, 5/1/08(b)(c)	29,928,750
$23,000,000	Windmill Funding Corp., 2.71%, 5/8/08(b)(c)	$22,936,175
100,000,000	Windmill Funding Corp., 3.21%, 4/23/08(b)(c)	99,805,057
50,000,000	Yorktown Capital LLC, 3.07%, 5/1/08(b)(c)	49,872,917
38,852,000	Yorktown Capital LLC, 2.49%, 6/19/08(b)(c)	38,641,411

		2,379,523,393

Banks – Foreign – 2.87%
85,000,000	DEPFA Bank PLC, 3.95%, 4/15/08(b)(c)	84,870,753
67,300,000	DEPFA Bank PLC, 4.60%, 4/7/08(b)(c)	67,249,076
100,000,000	Dexia Delaware LLC, 2.56%, 5/22/08(c)	99,638,749
29,800,000	Societe Generale, 4.70%, 4/4/08(c)	29,788,477
40,000,000	UBS Finance LLC (Delaware), 3.34%, 5/22/08(c)	39,812,717

		321,359,772

Banks – United Kingdom – 0.45%
50,000,000	Alliance & Leicester PLC, 4.73%, 4/4/08(b)(c)	49,980,542

Finance – Diversified Domestic – 0.64%
72,000,000	Cargill Asia Pacific TSY, 2.60%, 4/1/08(b)(c)	72,000,000

Finance – Other Services – 4.65%
100,000,000	ABN-AMRO NA Finance, Inc., 3.02%, 5/13/08(c)	99,650,000
55,739,000	CitiBank Credit Card Issuance Trust Dakota Notes, 3.40%, 4/30/08(b)(c)	55,587,684
80,000,000	CitiBank Credit Card Issuance Trust Dakota Notes, 4.01%, 4/21/08(b)(c)	79,823,555
50,000,000	CitiBank Credit Card Issuance Trust Dakota Notes, 3.28%, 5/23/08(b)(c)	49,765,278
21,000,000	Citibank Omni Master Trust (Palisades), 3.33%, 6/5/08(b)(c)	20,874,875
76,000,000	Citibank Omni Master Trust (Palisades), 3.57%, 4/28/08(b)(c)	75,797,650
75,000,000	CRC Funding LLC, 3.16%, 4/24/08(b)(c)	74,849,542
65,000,000	CRC Funding LLC, 3.23%, 4/24/08(b)(c)	64,866,696

		521,215,280

Total Commercial Paper (Cost $3,344,078,987)		3,344,078,987

Certificates of Deposit – 9.59%
Banks – Canada – 3.46%
100,000,000	Bank of Montreal (Chicago), 3.05%, 5/6/08	100,000,000
85,000,000	Bank of Nova Scotia, 3.06%, 4/2/08(a)	84,999,931
30,000,000	Bank of Nova Scotia, 2.75%, 7/2/08	30,000,000
100,000,000	Bank of Nova Scotia (New York), 3.86%, 4/14/08	100,000,342

23

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

Principal Amount		Value

$73,000,000	Canadian Imperial Bank of Commerce (New York), 3.99%, 7/18/08(a)	$73,010,991

		388,011,264

Banks – Domestic – 1.34%
50,000,000	Bank of The West, 2.52%, 4/18/08	50,000,236
50,000,000	Bank of The West, 3.25%, 4/24/08	50,000,596
50,000,000	Comerica Bank, 3.05%, 5/12/08	50,000,000

		150,000,832

Banks – Foreign – 3.60%
75,000,000	Bank of Ireland, 4.42%, 4/9/08	75,024,766
42,500,000	Banque Nationale de Paris (New York), 3.06%, 4/3/08(a)	42,499,924
50,000,000	Credit Suisse (New York), 3.28%, 2/9/09(a)	50,000,000
75,000,000	Credit Suisse (New York), 3.25%, 2/5/09(a)	75,000,000
47,500,000	DEPFA Bank PLC (New York), 3.66%, 4/24/08	47,533,012
85,000,000	Deutsche Bank AG (New York), 2.90%, 2/4/09(a)	85,000,000
30,000,000	Dexia Credit Local SA (New York), 2.65%, 9/29/08(a)	29,940,970

		404,998,672

Banks – United Kingdom – 1.19%
60,000,000	Bank of Scotland PLC (New York), 4.61%, 4/6/09(a)	60,000,000
73,000,000	Barclays Bank PLC (New York), 3.30%, 2/11/09(a)	73,000,000

		133,000,000

Total Certificates of Deposit (Cost $1,076,010,768)		1,076,010,768

Corporate Bonds – 48.68%
Banks – Australia and New Zealand – 4.81%
42,500,000	Australia & New Zealand Banking Group Ltd., 3.00%, 1/2/09(a)(b)	42,500,000
25,000,000	Australia & New Zealand Banking Group Ltd., 2.62%, 2/20/09(a)(b)	25,000,000
42,500,000	Commonwealth Bank of Australia, 2.89%, 2/3/09(a)(b)	42,500,000
75,000,000	National Australia Bank Ltd., 3.31%, 3/6/09(a)(b)	74,977,778
64,000,000	National Australia Bank Ltd., 3.22%, 4/6/09(a)(b)	64,000,000
100,000,000	National Australia Bank Ltd., 3.08%, 10/6/08(a)(b)	100,000,000
60,000,000	Westpac Banking Corp., 2.82%, 10/15/08(a)(b)	60,000,000
85,000,000	Westpac Banking Corp., 4.64%, 2/6/09(a)(b)	84,971,688
$44,750,000	Westpac Banking Corp. (New York), 3.07%, 9/5/08(a)(b)	$44,690,078

		538,639,544

Banks – Canada – 0.45%
50,000,000	Bank of Nova Scotia, 2.77%, 4/9/09(a)(b)	50,000,000

Banks – Domestic – 3.36%
73,000,000	Bank of America NA, 3.21%, 4/3/09(a)	73,000,000
50,000,000	Bank of New York Mellon Corp. (The), 3.06%, 10/9/08(a)(b)	50,000,000
50,000,000	BB&T Corp., 4.81%, 5/19/08	50,000,000
90,000,000	PNC Bank NA, 2.66%, 12/29/08(a)	89,772,057
64,000,000	Wachovia Bank NA, 4.75%, 2/4/09(a)	64,000,000
50,000,000	Wells Fargo & Co., 2.90%, 4/15/09(a)(b)	50,000,000

		376,772,057

Banks – Foreign – 11.59%
87,500,000	Bancaja US Debt SAU, 4.10%, 7/23/08(a)(b)	87,500,000
127,500,000	Banco Espanol de Credito SA, 3.98%, 2/19/09(a)(b)	127,500,000
75,000,000	Banco Santander Totta SA, 3.09%, 10/6/08(a)(b)	75,000,000
35,000,000	Bank of Ireland, 2.55%, 2/18/09(a)(b)	35,000,000
122,500,000	Bank of Ireland, 3.06%, 9/12/08(a)(b)	122,500,000
50,000,000	BNP Paribas, 2.77%, 6/16/08(a)	50,000,000
175,000,000	Credit Agricole SA (London), 2.57%, 7/22/08(a)(b)	175,000,000
100,000,000	ING Bank NV, 3.28%, 3/26/09(b)	100,000,000
87,500,000	La Caja de Ahorros y Pensiones de Barcelona, 3.85%, 2/23/09(a)(b)	87,500,000
75,000,000	Santander US Debt SA Unipersonal, 2.66%, 9/19/08(a)(b)	75,069,621
93,500,000	Svenska Handelsbanken AB, 2.59%, 10/20/08(a)(b)	93,500,000
95,000,000	Svenska Handelsbanken AB, 2.86%, 10/10/08(a)(b)	95,000,000
175,000,000	UBS AG (Stamford Branch), 2.79%, 9/16/08(a)	175,000,000

		1,298,569,621

Banks – United Kingdom – 5.84%
67,810,000	Alliance & Leicester PLC, 3.08%, 10/7/08(a)(b)	67,810,074
63,750,000	ANZ National International Ltd., (London), 3.21%, 4/10/09, Callable 2/9/09 @ 100(a)(b)	63,750,000
42,500,000	Bank of Scotland PLC, 3.07%, 10/6/08(a)(b)	42,500,000
125,000,000	Fortis Bank SA/NV (New York), 3.86%, 2/19/09(a)(b)	125,000,000
170,000,000	Lloyds TSB Group PLC, 3.05%, 10/6/08(a)(b)	169,999,999

24

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

Principal Amount		Value

$85,000,000	Royal Bank of Scotland PLC (The), 4.45%, 4/11/08(a)(b)	$85,000,913
100,000,000	Royal Bank of Scotland PLC (The), 2.61%, 9/19/08(a)(b)	100,000,000

		654,060,986

Chemicals – 1.12%
125,000,000	BASF Finance Europe NV, 3.88%, 9/19/08(a)(b)	125,000,000

Finance – Diversified Domestic – 8.13%
157,000,000	American Express Credit Corp., 2.54%, 10/17/08(a)	156,758,878
74,000,000	American Express Credit Corp., 2.89%, 6/13/08(a)	74,003,573
43,500,000	American Honda Finance Corp., 3.15%, 8/6/08(a)(b)	43,500,000
50,000,000	American Honda Finance Corp., 3.07%, 5/9/08(a)(b)	50,000,000
87,000,000	General Electric Capital Corp., 3.08%, 4/8/09(a)	86,988,210
40,000,000	HSBC Finance Corp., 6.40%, 6/17/08	40,250,714
13,000,000	HSBC Finance Corp., 4.13%, 12/15/08	13,048,357
25,000,000	JPMorgan Chase & Co., 2.69%, 10/2/08(a)	25,000,000
93,500,000	MassMutual Global Funding II, 2.83%, 3/19/09(a)(b)	93,500,000
39,400,000	Merrill Lynch & Co., Inc., 3.06%, 8/22/08(a)	39,400,000
50,000,000	Merrill Lynch & Co., Inc., 2.94%, 2/17/09(a)	50,000,000
77,000,000	Morgan Stanley, 2.85%, 2/3/09(a)	76,994,532
42,500,000	PACCAR Financial Corp., 2.91%, 9/11/08(a)	42,479,471
13,400,000	Pricoa Global Funding I, 3.90%, 12/15/08(b)	13,464,868
20,000,000	Procter & Gamble International Funding, 3.14%, 2/19/09(a)	20,000,000
42,500,000	Union Hamilton Special Funding LLC, 3.17%, 6/30/08(b)	42,500,000
43,000,000	Union Hamilton Special Funding LLC, 2.90%, 6/23/08(a)(b)	43,000,000

		910,888,603

Finance – Diversified Foreign – 2.78%
262,000,000	Kommunalkredit International Bank Ltd., 4.40%, 10/10/08(a)(b)	262,000,000
50,000,000	Unilever Capital Corp., 2.93%, 10/10/08(a)(b)	50,000,000

		312,000,000

Information Technology – 0.71%
80,000,000	International Business Machines Corp., 3.09%, 2/8/09(a)(b)	80,000,000

Insurance – 9.42%
$43,500,000	Allstate Life Global Funding II, 3.24%, 8/1/08(a)	$43,500,000
42,500,000	Allstate Life Global Funding Trusts, 3.09%, 10/4/08(a)	42,500,000
100,000,000	Allstate Life Global Funding Trusts, 3.33%, 3/20/09(a)	100,000,000
27,000,000	Allstate Life Global Funding Trusts, 3.11%, 10/4/08(a)	27,000,000
85,000,000	ING Verzekeringen NV, 3.10%, 10/3/08(a)(b)	85,000,000
90,000,000	Metropolitan Life Global Funding I, 4.25%, 2/9/09(a)(b)	90,000,000
24,450,000	Metropolitan Life Global Funding I, 2.60%, 6/19/08(b)	24,299,564
125,000,000	Metropolitan Life Global Funding I, 2.70%, 9/24/08(a)(b)	125,000,000
80,000,000	Nationwide Life Global Funding I, 2.65%, 9/26/08(a)(b)	80,000,000
170,000,000	Nationwide Life Global Funding I, 2.98%, 2/11/09(a)(b)	170,000,000
50,000,000	Pacific Life Global Funding, 3.32%, 3/9/09(a)(b)	50,000,000
55,000,000	Pricoa Global Funding I, 3.16%, 6/3/08(a)(b)	55,021,418
63,000,000	Pricoa Global Funding I, 4.12%, 2/13/09(a)(b)	63,000,000
100,000,000	Principal Life Income Funding Trust, 2.83%, 4/9/09(a)	100,000,000

		1,055,320,982

Oil & Gas – 0.47%
52,500,000	BP Capital Markets PLC, 3.04%, 4/9/09(a)	52,500,000

Total Corporate Bonds (Cost $5,453,751,793)		5,453,751,793

Municipal Bonds – 2.27%
Florida – 0.76%
85,000,000	Florida State Hurricane Catastrophe Fund, 3.03%, 4/15/09(a)	85,000,000

Michigan – 1.18%
100,000,000	Michigan Municipal Bond Authority Revenue, School Loan Revolving Fund, Series A-1, 5.75%, 9/1/48(a)	100,000,000
32,190,000	Michigan Municipal Bond Authority Revenue, School Loan Revolving Fund, Series A-2, 5.75%, 9/1/48(a)	32,190,000

		132,190,000

25

 >SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Prime Money Market Fund (cont.)

Principal Amount		Value

New York – 0.33%
$36,735,000	New York City Housing Development Corp., Series B, 3.80%, 4/15/36, (Credit Support: FNMA)(a)	$36,735,000

Total Municipal Bonds (Cost $253,925,000)		253,925,000

U.S. Government Agency Obligation – 1.52%
Federal Home Loan Mortgage Corporation – 1.52%
170,000,000	2.93%, 3/15/10(a)	170,000,000
Total U.S. Government Agency Obligation (Cost $170,000,000)		170,000,000

Shares

Investment Company – 0.03%
3,312,286	Wells Fargo Prime Investment Money Market Fund	3,312,286

Total Investment Company (Cost $3,312,286)		3,312,286

Total Investments (Cost $11,183,056,588)(d) – 99.82%		11,183,056,588
Other assets in excess of liabilities – 0.18%		20,492,407

NET ASSETS – 100.00%		$11,203,548,995

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(c) Represents effective yield to maturity on date of purchase.

(d) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FNMA – Fannie Mae

See notes to financial statements.

26

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack U.S. Government Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgage – 0.30%
Freddie Mac – 0.30%
$804,691	Pool #M90808, 4.00%, 4/1/08	$804,691
1,114,202	Pool #M90814, 4.00%, 5/1/08	1,108,402
1,329,095	Pool #M90826, 4.00%, 7/1/08	1,321,134
294,801	Pool #M90827, 4.50%, 7/1/08	293,641
1,520,118	Pool #M90831, 4.00%, 8/1/08	1,510,753
1,059,501	Pool #M90842, 4.00%, 9/1/08	1,052,576

Total U.S. Government Agency Backed Mortgage (Cost $6,091,197)		6,091,197

U.S. Government Agency Obligations – 67.47%
Federal Farm Credit Bank – 8.88%
2,450,000	2.87%, 2/12/09(a)	2,451,836
100,000,000	2.98%, 8/4/09(a)	100,000,000
50,000,000	2.97%, 8/5/09(a)	50,000,000
30,000,000	2.96%, 8/11/09(a)	30,000,000

		182,451,836

Federal Home Loan Bank – 34.87%
100,000,000	2.75%, 6/25/08	100,000,000
50,000,000	2.82%, 6/30/08	50,000,000
18,600,000	4.50%, 8/8/08	18,712,380
100,000,000	4.52%, 10/2/08(a)	100,038,102
50,000,000	2.85%, 12/1/08(a)	49,993,241
98,000,000	2.39%, 12/24/08(a)	98,004,933
50,000,000	3.07%, 4/30/09(a)	50,000,000
100,000,000	2.89%, 5/13/09(a)	100,000,000
50,000,000	2.86%, 5/20/09(a)	49,985,769
50,000,000	2.59%, 8/27/09(a)	50,000,000
50,000,000	3.06%, 9/4/09(a)	50,000,000

		716,734,425

Freddie Mac – 12.17%
100,000,000	3.67%, 4/7/08(b)	99,939,333
50,000,000	2.44%, 12/26/08(a)	50,067,250
100,000,000	2.93%, 3/15/10(a)	100,000,000

		250,006,583

Fannie Mae – 11.18%
100,000,000	3.67%, 4/16/08(b)	99,848,333
130,000,000	3.17%, 7/28/09(a)	129,972,134

		229,820,467

Overseas Private Investment Corporation – 0.37%
4,764,000	Series AIV, 5.00%, 12/9/08	4,764,000
2,737,000	Series AIII, 5.00%, 12/9/08	2,737,000

		7,501,000

Total U.S. Government Agency Obligations (Cost $1,386,514,311)		1,386,514,311

Repurchase Agreements – 31.87%
$150,000,000	Banc of America NA dated 3/31/08; due 4/01/08 at 3.00% with maturity value of $150,012,500 (fully collateralized by Fannie Mae and Freddie Mac Strips with maturity dates ranging from 12/1/34 to 12/15/36 at rates ranging from 4.75% to 5.30%)	$150,000,000
450,000,000	Deutsche Bank AG dated 3/31/08; due 4/01/08 at 2.55% with maturity value of $450,031,875 (fully collateralized by Fannie Mae with maturity dates ranging from 8/1/33 to 2/1/38 at rates ranging from 5.00% to 7.00%)	450,000,000
55,000,000	Merrill Lynch & Co., Inc. dated 3/31/08; due 4/01/08 at 2.55% with maturity value of $55,003,896 (fully collateralized by Fannie Mae with maturity dates ranging from 12/1/31 to 2/1/44 at rates ranging from 5.72% to 6.64%)	55,000,000

Total Repurchase Agreements (Cost $655,000,000)		655,000,000

Shares

Investment Company – 0.13%
2,739,768	Wells Fargo Government Institutional Money Market Fund	2,739,768

Total Investment Company (Cost $2,739,768)		2,739,768

Total Investments (Cost $2,050,345,276)(c) – 99.77%		2,050,345,276
Other assets in excess of liabilities – 0.23%		4,670,597

NET ASSETS – 100.00%		$2,055,015,873

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Represents effective yield to maturity on date of purchase.

(c) Tax cost of securities is equal to book cost of securities.

See notes to financial statements.

27

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Municipal Bonds – 98.26%
Alabama – 7.29%
$27,000,000	Birmingham Medical Clinic Board Revenue, 2.09%, 12/1/26, (LOC: Suntrust Bank)(a)	$27,000,000
1,655,000	City of Birmingham, GO, Series A, 2.26%, 6/1/11, (LOC: Regions Bank)(a)	1,655,000
3,695,000	City of Huntsville, GO, Series 1886, 2.71%, 5/1/15, (Credit Support: AMBAC)(a)	3,695,000
12,445,000	County of Taladega Revenue, 2.21%, 2/1/31, (LOC: Regions Bank)(a)	12,445,000
5,140,000	Daphne-Villa Mercy Special Care Facilities Financing Authority Revenue, 2.00%, 12/1/27, (LOC: AmSouth Bank)(a)	5,140,000
4,835,000	Huntsville Health Care Authority Revenue, 2.20%, 3/1/23, (LOC: Regions Bank)(a)	4,835,000
16,500,000	Washington County Industrial Development Authority Revenue, 2.20%, 8/1/37, (LOC: Regions Bank)(a)	16,500,000

		71,270,000

Alaska – 0.62%
6,090,000	Alaska Housing Finance Corp. Revenue, Series 3071, 2.30%, 12/1/26, (Credit Support: MBIA), Callable 12/1/17 @ 100(a)	6,090,000

Arizona – 1.12%
2,855,000	Maricopa County Industrial Development Authority Revenue, Series A, 2.25%, 4/15/30, (Credit Support: FNMA)(a)	2,855,000
3,000,000	Phoenix Industrial Development Authority Revenue, Series A, 2.10%, 10/1/29(a)	3,000,000
3,750,000	Pima County Industrial Development Authority Revenue, 2.15%, 12/1/22, (LOC: Wells Fargo Bank N.A.)(a)	3,750,000
1,325,000	Tucson Industrial Development Authority Revenue, 2.25%, 7/15/31, (Credit Support: FNMA)(a)	1,325,000

		10,930,000

California – 6.22%
7,700,000	ABN AMRO Munitops Certificate Trust, GO, 3.77%, 8/1/13, (Credit Support: AMBAC)(a)	7,700,000
1,760,000	Anaheim Redevelopment Agency Tax Allocation, Series 2534, 2.29%, 2/1/16, (Credit Support: FSA)(a)	1,760,000
13,465,000	Deutsche Bank Spears/Lifers Trust Various States, GO, 2.20%, 8/1/30, (Credit Support: MBIA)(a)	13,465,000
4,675,000	Deutsche Bank Spears/Lifers Trust Various States, GO, 2.20%, 9/1/37, (Credit Support: MBIA)(a)	4,675,000
$7,500,000	Golden State Tobacco Securitization Corp. Revenue, Series 2241, 2.29%, 6/1/33, Callable 6/1/17 @ 100(a)	$7,500,000
650,000	Hesperia Public Financing Authority Revenue, Series B, 2.15%, 6/1/22, (LOC: Bank of America N.A.)(a)	650,000
25,000,000	State of California Revenue, 4.00%, 6/30/08	25,037,998

		60,787,998

Colorado – 3.90%
1,800,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.00%, 10/1/38, (LOC: Bank of America N.A.)(a)	1,800,000
1,100,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.10%, 11/1/37, (LOC: U.S. Bank N.A.)(a)	1,100,000
2,100,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.10%, 12/1/37, (LOC: JP Morgan Chase Bank)(a)	2,100,000
1,250,000	Colorado Educational & Cultural Facilities Authority Revenue, 2.21%, 7/1/36, (LOC: Wells Fargo Bank N.A.)(a)	1,250,000
3,100,000	Colorado Educational & Cultural Facilities Authority Revenue, 1.10%, 6/1/37, (LOC: U.S. Bank N.A.)(a)	3,100,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 2.28%, 4/1/24, (LOC: Wells Fargo Bank N.A.)(a)	1,250,000
5,000,000	Commerce City Northern Infrastructure General Improvement District, GO, 2.26%, 12/1/28, (LOC: U.S. Bank N.A.)(a)	5,000,000
1,475,000	County of Pitkin Revenue, Series A, 2.30%, 12/1/24, (LOC: U.S. Bank N.A.)(a)	1,475,000
10,000,000	Crystal Valley Metropolitan District No. 1 Revenue, 2.21%, 10/1/34, (LOC: Wells Fargo Bank N.A.)(a)	10,000,000
2,310,000	NBC Metropolitan District, GO, 2.26%, 12/1/30, (LOC: U.S. Bank N.A.)(a)	2,310,000
7,350,000	Southglenn Metropolitan District Revenue, 2.26%, 12/1/30, (LOC: BNP Paribas Bank)(a)	7,350,000
1,450,000	Water Valley Metropolitan District No. 2, GO, 2.21%, 12/1/24, (LOC: Wells Fargo Bank N.A.)(a)	1,450,000

		38,185,000

Delaware – 0.31%
3,045,000	Delaware State Economic Development Authority Revenue, 2.14%, 9/1/36, (LOC: PNC Bank N.A.)(a)	3,045,000

28

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

District of Columbia – 1.72%
$4,800,000	District of Columbia Revenue, 2.17%, 10/1/37, (LOC: PNC Bank N.A.)(a)	$4,800,000
12,000,000	Washington Convention Center Authority Revenue, Series 1606, 2.31%, 10/1/30, (Credit Support: AMBAC), Callable 10/1/16 @ 100(a)	12,000,000

		16,800,000

Florida – 8.70%
2,550,000	Alachua County Health Facilities Authority Revenue, Series A, 1.30%, 10/1/32, (LOC: BNP Paribas Bank)(a)	2,550,000
2,000,000	Austin Trust Various States Certificate of Participation, Series 2007-151, 2.24%, 6/1/23, (Credit Support: AMBAC), Callable 6/1/17 @ 100(a)	2,000,000
10,000,000	Cape Coral, TECP, 2.65%, 9/25/08	10,000,000
4,080,000	City of Eustis Revenue, Series A, 2.09%, 12/1/27, (LOC: Suntrust Bank)(a)	4,080,000
2,200,000	City of Jacksonville Revenue, 2.25%, 7/1/19, (LOC: Bank of America N.A.)(a)	2,200,000
2,780,000	Collier County Industrial Development Authority Revenue, 2.15%, 12/1/26, (LOC: Bank of America N.A.)(a)	2,780,000
5,600,000	Collier County Revenue, 2.08%, 12/1/24, (LOC: Wachovia Bank N.A.)(a)	5,600,000
6,090,000	County of Miami – Dade Revenue, Series 3586, 3.75%, 6/1/17, (Credit Support: MBIA), Callable 6/1/15 @ 100(a)	6,090,000
1,320,000	Deutsche Bank Spears/Lifers Trust Various States Certificate of Participation, Series 243, 2.24%, 7/1/27, (Credit Support: MBIA), Callable 7/1/17 @ 100(a)	1,320,000
4,100,000	Florida State Higher Educational Facilities Financial Authority Revenue, 2.09%, 12/1/35, (LOC: Suntrust Bank)(a)	4,100,000
1,630,000	Florida State Turnpike Authority Revenue, Series 1772, 2.71%, 7/1/13, (Credit Support: AMBAC)(a)	1,630,000
5,200,000	Lee County Industrial Development Authority Revenue, Series A, 2.10%, 11/1/32, (LOC: Bank of America N.A.)(a)	5,200,000
2,650,000	Marion County Hospital District Revenue, 2.11%, 10/1/30, (LOC: AmSouth Bank)(a)	2,650,000
3,185,000	Miami-Dade County Educational Facilities Authority Revenue, 2.09%, 5/1/22, (LOC: Suntrust Bank)(a)	3,185,000
8,000,000	Miami-Dade County Industrial Development Authority Revenue, 2.23%, 6/1/31, (LOC: Regions Bank)(a)	8,000,000
7,000,000	Orange County Housing Finance Authority Revenue, Series E, 2.14%, 8/15/31, (Credit Support: FNMA)(a)	7,000,000
$7,135,000	Orange County Housing Finance Authority Revenue, 2.20%, 6/1/25, (Credit Support: FNMA)(a)	$7,135,000
9,600,000	Port St Lucie Revenue, Series D20, 3.25%, 9/1/27, (Credit Support: MBIA)(a)	9,600,000

		85,120,000

Georgia – 6.32%
5,800,000	Clayton County Housing Authority Revenue, 2.22%, 9/1/26, (Credit Support: FNMA)(a)	5,800,000
1,600,000	Cobb County Development Authority Revenue, 2.13%, 7/1/22, (LOC: Wachovia Bank N.A.)(a)	1,600,000
4,755,000	Cobb County Housing Authority Revenue, 2.10%, 3/1/24, (Credit Support: FHLMC)(a)	4,755,000
1,400,000	DeKalb County Hospital Authority Revenue, 2.13%, 10/1/25, (LOC: Wachovia Bank N.A.)(a)	1,400,000
2,000,000	Fulco Hospital Authority Revenue, 2.08%, 9/1/17, (LOC: Wachovia Bank N.A.)(a)	2,000,000
3,800,000	Fulton County Development Authority Revenue, 2.09%, 4/1/17, (LOC: Suntrust Bank)(a)	3,800,000
2,195,000	Fulton County Development Authority Revenue, 2.09%, 7/1/22, (LOC: Suntrust Bank)(a)	2,195,000
18,170,000	Fulton County Development Authority Revenue, 2.10%, 4/1/24, (LOC: Wachovia Bank N.A.)(a)	18,170,000
6,090,000	Georgia Municipal Gas Authority Revenue, Series B, 2.12%, 2/1/15, (LOC: Wachovia Bank N.A.)(a)	6,090,000
8,925,000	Marietta Housing Authority Revenue, 2.24%, 7/1/24, (Credit Support: FNMA)(a)	8,925,000
3,100,000	Thomasville Hospital Authority Revenue, 2.09%, 11/1/23, (LOC: Suntrust Bank)(a)	3,100,000
4,000,000	Ware County Hospital Authority Revenue, 2.09%, 11/1/20, (LOC: Suntrust Bank)(a)	4,000,000

		61,835,000

Illinois – 8.21%
1,400,000	Channahon Morris Hospital Revenue, Series A, 2.05%, 12/1/23, (LOC: U.S. Bank N.A.)(a)	1,400,000
5,580,000	Channahon Morris Hospital Revenue, Series C, 2.05%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	5,580,000
4,360,000	City of Chicago, GO, Series 2284, 2.71%, 1/1/27, (Credit Support: AMBAC), Callable 1/1/17 @ 100(a)	4,360,000
3,495,000	City of Chicago, GO, Series B-24, 2.30%, 1/1/25, (Credit Support: FSA), Callable 1/1/14 @ 100(a)	3,495,000

29

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$5,230,000	Cook County Community High School District No. 219-Niles Township, GO, Series 2243, 2.21%, 12/1/24, (Credit Support: FSA), Callable 12/1/17 @ 100(a)	$5,230,000
1,700,000	Galesburg Revenue, 2.20%, 3/1/31, (LOC: LaSalle Bank N.A.)(a)	1,700,000
4,100,000	Illinois Development Finance Authority, Chicago Shakespeare Project Revenue, 2.20%, 1/1/19, (LOC: LaSalle Bank N.A.)(a)	4,100,000
4,100,000	Illinois Educational Facilities Authority Revenue, 2.23%, 12/1/25, (LOC: JP Morgan Chase Bank)(a)	4,100,000
8,000,000	Illinois Finance Authority Revenue, 2.05%, 8/15/42, (LOC: LaSalle Bank N.A.)(a)	8,000,000
1,575,000	Illinois Finance Authority Revenue, 3.60%, 6/1/17, (LOC: Bank One N.A.)(a)	1,575,000
3,955,000	Illinois Health Facilities Authority Revenue, Series B, 2.05%, 11/15/16, (LOC: LaSalle Bank N.A.)(a)	3,955,000
6,435,000	Illinois Health Facilities Authority Revenue, Series B, 2.05%, 11/15/17, (LOC: LaSalle Bank N.A.)(a)	6,435,000
6,900,000	Illinois Health Facilities Authority Revenue, Series C, 2.28%, 1/1/16, (LOC: Bank One N.A.)(a)	6,900,000
3,085,000	Kane County Community Unit School District No. 304 (Geneva), GO, Series 1968, 2.29%, 7/1/21, (Credit Support: FSA)(a)	3,085,000
3,200,000	Kane, McHenry, Cook & DeKalb Counties Unit School District No. 300, GO, 2.27%, 1/1/21, (Credit Support: FSA-CR AMBAC), Callable 1/1/17 @ 100(a)	3,200,000
7,180,000	Lisle Revenue, 2.20%, 9/15/26, (LOC: LaSalle Bank N.A.)(a)	7,180,000
2,410,000	Regional Transportation Authority, GO, Series A48, 2.30%, 6/1/18, (Credit Support: FSA)(a)	2,410,000
1,000,000	Romeoville Revenue, 1.10%, 10/1/36, (LOC: JP Morgan Chase Bank)(a)	1,000,000
4,370,000	State of Illinois Revenue, 2.29%, 6/1/21, (Credit Support: MBIA), Callable 6/1/10 @ 100(a)	4,370,000
2,230,000	Will County Community Unit School District No. 365, GO, 2.30%, 11/1/25, (Credit Support: MBIA)(a)	2,230,000

		80,305,000

Indiana – 4.79%
7,550,000	Decatur Township Multi-School Building Corp. Revenue, Series 177, 2.33%, 7/15/24, (Credit Support: FSA, State Aid Withholding), Callable 1/15/17 @ 100(a)	7,550,000
$10,245,000	Eclipse Funding Trust Revenue, 2.20%, 1/15/30, (Credit Support: FSA, State Aid Withholding), Callable 7/15/16 @ 100(a)	$10,245,000
4,845,000	Evansville-Vanderburgh Independent School Building Corp. Revenue, 2.33%, 1/10/22, (Credit Support: FSA), Callable 1/10/17 @ 100(a)	4,845,000
5,020,000	Indiana Bond Bank Revenue, Series 2225, 2.21%, 2/1/33, (Credit Support: FSA), Callable 8/1/13 @ 100(a)	5,020,000
5,000,000	Indiana Hospital Equipment Financing Authority Revenue, Series A, 6.25%, 12/1/15, (Credit Support: MBIA)(a)	5,000,000
3,590,000	Indiana Municipal Power Agency Revenue, Series 2203, 3.50%, 1/1/15, (Credit Support: MBIA)(a)	3,590,000
5,885,000	Vincennes University Revenue, Series F, 2.23%, 10/1/22, (LOC: Bank One Indiana N.A.)(a)	5,885,000
4,770,000	Vinton-Tecumseh School Building Corp. Revenue, Series 2244, 2.21%, 7/15/26, (Credit Support: FSA), Callable 1/15/18 @ 100(a)	4,770,000

		46,905,000

Iowa – 2.49%
2,185,000	Iowa Finance Authority Revenue, 2.15%, 4/1/25, (LOC: Bank of America N.A.)(a)	2,185,000
2,600,000	Iowa Finance Authority Revenue, 2.21%, 2/1/23, (LOC: Wells Fargo Bank N.A.)(a)	2,600,000
4,880,000	Iowa Finance Authority Revenue, Series B, 7.00%, 7/1/20, (Credit Support: AMBAC)(a)	4,880,000
2,000,000	Iowa Higher Education Loan Authority Revenue, 1.30%, 7/1/25, (LOC: Bank of America N.A.)(a)	2,000,000
7,580,000	Iowa Higher Education Loan Authority Revenue, 2.20%, 4/1/27, (LOC: LaSalle Bank N.A.)(a)	7,580,000
4,000,000	Iowa Higher Education Loan Authority Revenue, 1.30%, 11/1/30, (LOC: LaSalle Bank N.A.)(a)	4,000,000
1,150,000	Iowa Higher Education Loan Authority Revenue, 1.30%, 11/1/32, (LOC: LaSalle Bank N.A.)(a)	1,150,000

		24,395,000

Kansas – 0.62%
6,085,000	University of Kansas Hospital Authority Revenue, 1.30%, 9/1/34, (LOC: Harris Trust and Savings Bank)(a)	6,085,000

30

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

Louisiana – 2.83%
$15,400,000	Louisiana Public Facilities Authority Revenue, 2.20%, 3/1/40, (LOC: Regions Bank)(a)	$15,400,000
2,190,000	Louisiana Public Facilities Authority Revenue, 2.08%, 9/1/34, (LOC: Regions Bank)(a)	2,190,000
4,130,000	Shreveport Home Mortgage Authority Revenue, 2.26%, 2/15/23, (Credit Support: FNMA)(a)	4,130,000
6,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2257, 2.31%, 5/15/39, Callable 5/15/11 @ 101(a)	6,000,000

		27,720,000

Maryland – 0.51%
5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 2.09%, 7/1/36, (LOC: Suntrust Bank)(a)	5,000,000

Massachusetts – 3.36%
8,000,000	Massachusetts Development Finance Agency Revenue, 2.78%, 10/1/35, (Credit Support: AMBAC), Callable 10/1/15 @ 100(a)	8,000,000
19,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series 2405, 2.31%, 7/1/20, (Credit Support: FGIC)(a)	19,000,000
5,875,000	Massachusetts Water Resource Authority Revenue, Series DCL 006, 2.26%, 8/1/25, (Credit Support: FSA)(a)	5,875,000

		32,875,000

Michigan – 1.74%
1,900,000	Macomb County Hospital Finance Authority Revenue, Series A-1, 1.20%, 10/1/20, (LOC: Comerica Bank)(a)	1,900,000
9,600,000	Michigan Higher Education Facilities Authority Revenue, 2.20%, 11/1/36, (LOC: JP Morgan Chase Bank)(a)	9,600,000
5,500,000	Michigan Strategic Fund Revenue, Series B, 1.10%, 12/1/33, (LOC: Comerica Bank)(a)	5,500,000

		17,000,000

Minnesota – 2.32%
1,825,000	City of Bloomington Revenue, Series A-1, 2.25%, 11/15/32, (Credit Support: FNMA)(a)	1,825,000
800,000	City of Minneapolis Revenue, 2.25%, 11/1/16, (LOC: Wells Fargo Bank N.A.)(a)	800,000
7,240,000	Inver Grove Heights Revenue, 2.25%, 5/15/35, (Credit Support: FNMA)(a)	7,240,000
$1,000,000	Mankato Revenue, Series B, 1.30%, 11/1/15, (LOC: Wells Fargo Bank N.A.)(a)	$1,000,000
1,290,000	Minnesota Higher Education Facilities Authority Revenue, Series 5-M1, 1.30%, 10/1/32, (LOC: Harris N.A.)(a)	1,290,000
8,290,000	Oak Park Heights Revenue, 2.25%, 11/1/35, (Credit Support: FHLMC)(a)	8,290,000
2,240,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 2.12%, 5/1/27, (LOC: U.S. Bank N.A.)(a)	2,240,000

		22,685,000

Mississippi – 0.66%
6,500,000	Mississippi Business Finance Commission Revenue, 2.09%, 5/1/32, (LOC: Suntrust Bank)(a)	6,500,000

Missouri – 1.54%
5,400,000	Independence Industrial Development Authority Revenue, 2.23%, 8/1/35, (Credit Support: FHLMC)(a)	5,400,000
2,700,000	Missouri State Health & Educational Facilities Authority Revenue, 2.14%, 7/1/18, (LOC: Suntrust Bank)(a)	2,700,000
5,000,000	St Louis Industrial Development Authority Revenue, 2.14%, 5/1/09, (LOC: PNC Bank N.A.)(a)	5,000,000
2,000,000	St. Charles County Industrial Development Authority Revenue, 2.23%, 2/1/29, (Credit Support: FNMA)(a)	2,000,000

		15,100,000

Montana – 1.98%
1,400,000	Billings Revenue, 2.10%, 12/1/14, (LOC: Toronto Dominion Bank)(a)	1,400,000
17,970,000	Montana Board Investment Revenue, 3.25%, 3/1/29, Callable 3/1/09 @ 100(a)	17,970,000

		19,370,000

Nebraska – 0.32%
3,100,000	Scotts Bluff County Hospital Authority Revenue, 2.12%, 12/1/31, (Credit Support: GNMA), (LOC: U.S. Bank N.A.)(a)	3,100,000

Nevada – 0.61%
6,000,000	Las Vegas New Convention & Visitors Authority Revenue, Series 802, 2.71%, 1/1/13, (Credit Support: AMBAC)(a)	6,000,000

New Hampshire – 0.71%
6,900,000	New Hampshire Health & Education Facilities Authority Revenue, 1.85%, 7/1/35(a)	6,900,000

31

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

New Jersey – 1.53%
$4,985,000	New Jersey Economic Development Authority Revenue, 2.28%, 6/15/16, (Credit Support: AMBAC)(a)	$4,985,000
10,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2153, 2.31%, 6/1/29, Callable 6/1/17 @ 100(a)	10,000,000

		14,985,000

North Carolina – 0.50%
4,885,000	North Carolina Capital Facilities Finance Agency Revenue, 2.10%, 1/15/28, (LOC: Wachovia Bank N.A.)(a)	4,885,000

Ohio – 0.78%
3,000,000	Cleveland-Cuyahoga County Port Authority Revenue, 2.20%, 1/1/33, (LOC: Fifth Third Bancorp.)(a)	3,000,000
4,600,000	Ohio Higher Educational Facility Commission Revenue, Series A, 2.17%, 9/1/36, (LOC: Fifth Third Bancorp.)(a)	4,600,000

		7,600,000

Pennsylvania – 4.24%
4,830,000	Allegheny County Hospital Development Authority Revenue, 2.27%, 11/15/40(a)	4,830,000
1,250,000	Allegheny County Industrial Development Authority Revenue, Series A, 2.14%, 10/1/26, (LOC: PNC Bank N.A.)(a)	1,250,000
2,295,000	Butler County General Authority Revenue, 2.15%, 11/15/21, (Credit Support: FSA)(a)	2,295,000
2,850,000	Huntingdon County General Authority Revenue, Series A, 2.14%, 5/1/26, (LOC: PNC Bank N.A.)(a)	2,850,000
3,450,000	Luzerne County, GO, 2.14%, 11/1/14, (LOC: PNC Bank N.A.)(a)	3,450,000
3,480,000	Moon Industrial Development Authority Revenue, 2.14%, 6/1/25, (LOC: PNC Bank N.A.)(a)	3,480,000
3,600,000	Washington County Hospital Authority Revenue, 3.80%, 7/1/23, (Credit Support: AMBAC)(a)	3,606,324
6,800,000	Wilkes-Barre Finance Authority Revenue, 2.14%, 5/1/37, (LOC: PNC Bank N.A.)(a)	6,800,000
12,925,000	York County Industrial Development Authority Revenue, 2.16%, 7/1/37, (LOC: PNC Bank N.A.)(a)	12,925,000

		41,486,324

Puerto Rico – 1.38%
5,000,000	Puerto Rico Highway & Transportation Authority Revenue, Series A, 5.00%, 7/1/38, (Credit Support: MBIA-IBC), Prerefunded 7/01/08 @ 101	5,086,351
$8,410,000	Puerto Rico Highway & Transportation Authority Revenue, Series 2560, 2.29%, 7/1/18, (Credit Support: FSA)(a)	$8,410,000

		13,496,351

Rhode Island – 0.33%
3,200,000	Rhode Island Health & Educational Building Corp. Revenue, 2.15%, 6/1/37, (LOC: Bank of America N.A.)(a)	3,200,000

South Carolina – 1.47%
5,400,000	South Carolina Jobs-Economic Development Authority Revenue, 2.15%, 9/1/18, (LOC: Bank of America N.A.)(a)	5,400,000
7,000,000	South Carolina Jobs-Economic Development Authority Revenue, 2.15%, 10/1/32, (LOC: Wachovia Bank N.A.)(a)	7,000,000
2,000,000	South Carolina Transportation Infrastructure Bank Revenue, Series 316, 2.21%, 10/1/21, (Credit Support: AMBAC), Callable 10/1/09 @ 101(a)	2,000,000

		14,400,000

Tennessee – 4.70%
1,180,000	Blount County Public Building Authority Revenue, 2.09%, 12/1/15, (Credit Support: CNTY GTD), (LOC: Suntrust Bank)(a)	1,180,000
6,630,000	Dayton Industrial Development Board Revenue, 2.25%, 7/1/36, (LOC: Regions Bank)(a)	6,630,000
3,300,000	Dickson County Industrial Development Board Revenue, 2.09%, 11/1/12, (LOC: Suntrust Bank)(a)	3,300,000
2,000,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 2.09%, 1/1/28, (LOC: Suntrust Bank)(a)	2,000,000
3,490,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 2.08%, 12/1/25, (LOC: Suntrust Bank)(a)	3,490,000
11,160,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, 2.09%, 11/1/27, (LOC: Suntrust Bank)(a)	11,160,000
4,600,000	Shelby County Health Educational & Housing Facilities Board Revenue, 2.21%, 5/1/33, (LOC: AmSouth Bank)(a)	4,600,000
9,265,000	Shelby County Health Educational & Housing Facilities Board Revenue, Series C, 2.21%, 12/1/13, (LOC: BNP Paribas Bank)(a)	9,265,000

32

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$4,390,000	Shelby County Health Educational & Housing Facilities Board Revenue, 2.21%, 7/1/26, (LOC: Suntrust Bank)(a)	$4,390,000

		46,015,000

Texas – 6.90%
5,770,000	Austin Community College District Revenue, 2.79%, 2/1/21, (Credit Support: AMBAC), Callable 2/1/15 @ 100(a)	5,770,000
3,996,000	Austin Trust Various States, GO, Series 2007-182, 2.23%, 8/15/28, (Credit Support: PSF), Callable 8/15/17 @ 100(a)	3,996,000
1,170,000	Bexar County Housing Finance Corp. Revenue, 2.25%, 12/15/34, (Credit Support: FNMA)(a)	1,170,000
2,315,000	City of Dallas Revenue, Series 1800B, 2.71%, 4/1/11, (Credit Support: AMBAC)(a)	2,315,000
3,000,000	City of Houston Revenue, Series 1955, 2.21%, 11/15/33, (Credit Support: FSA), Callable 11/15/17 @ 100(a)	3,000,000
3,000,000	City of San Antonio Revenue, Series 6064, 2.27%, 2/1/23, (Credit Support: FSA), Callable 2/1/15 @ 100(a)	3,000,000
950,000	Conroe Independent School District, GO, Series 2487, 2.29%, 2/15/14, (Credit Support: PSF)(a)	950,000
805,000	Deutsche Bank Spears/Lifers Trust Various States, GO, 2.29%, 2/15/23, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	805,000
1,895,000	North East Independent School District, GO, Series 2355, 2.29%, 8/1/15, (Credit Support: PSF)(a)	1,895,000
4,910,000	Puttable Floating Option Tax-Exempt Receipts, GO, 2.33%, 2/15/27, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	4,910,000
3,365,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 2.21%, 12/1/26, (LOC: Wells Fargo Bank N.A.)(a)	3,365,000
27,500,000	State of Texas, GO, 4.50%, 8/28/08	27,589,597
3,700,000	Tarrant County Housing Finance Corp. Revenue, 2.09%, 2/15/28, (Credit Support: FNMA)(a)	3,700,000
2,750,000	Tarrant County Housing Finance Corp. Revenue, 2.09%, 2/15/27, (Credit Support: FNMA)(a)	2,750,000
2,245,000	Texas Department of Housing & Community Affairs Revenue, 3.65%, 7/1/33, (Credit Support: FHLMC)(a)	2,245,000

		67,460,597

Utah – 0.55%
900,000	Duchesne County School District Revenue, 2.26%, 6/1/21, (LOC: U.S. Bank N.A.)(a)	900,000
$4,435,000	Salt Lake County Housing Authority Revenue, 2.14%, 2/15/31, (Credit Support: FNMA)(a)	$4,435,000

		5,335,000

Virginia – 2.25%
14,860,000	Fairfax County Economic Development Authority Revenue, 2.09%, 2/1/29, (LOC: Suntrust Bank)(a)	14,860,000
2,120,000	Hampton Redevelopment & Housing Authority Revenue, 2.09%, 12/1/19, (Credit Support: FHLMC)(a)	2,120,000
5,055,000	Lewistown Commerce Center Community Development Authority Special Tax, Series 2115, 2.27%, 3/1/27, Callable 3/1/18 @ 100(a)	5,055,000

		22,035,000

Washington – 3.19%
2,135,000	City of Richland Revenue, 2.25%, 12/1/21, (LOC: Bank of America N.A.)(a)	2,135,000
5,685,000	Grant County Public Utility District No. 2 Priest Rapids Revenue, 2.29%, 1/1/43, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	5,685,000
5,000,000	Port of Seattle Revenue, 2.59%, 12/1/23, (Credit Support: MBIA), Callable 12/1/08 @ 101(a)	5,000,000
2,645,000	Port Tacoma, GO, Series 2439, 2.29%, 12/1/15, (Credit Support: FSA)(a)	2,645,000
5,910,000	Renton Housing Authority Revenue, 2.34%, 5/1/40(a)	5,910,000
3,485,000	State of Washington, GO, 2.30%, 6/1/29, (Credit Support: MBIA)(a)	3,485,000
1,900,000	Washington Health Care Facilities Authority Revenue, 1.13%, 8/15/41, (Credit Support: FSA)(a)	1,900,000
550,000	Washington State Housing Finance Commission Revenue, Series B, 2.30%, 7/1/11, (LOC: U.S. Bank N.A.)(a)	550,000
800,000	Washington State Housing Finance Commission Revenue, 2.08%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	800,000
1,995,000	Washington State Housing Finance Commission Revenue, 2.21%, 7/1/28, (LOC: Wells Fargo Bank N.A.)(a)	1,995,000
1,100,000	Washington State Housing Finance Commission Revenue, 2.30%, 7/1/22, (LOC: U.S. Bank N.A.)(a)	1,100,000

		31,205,000

Wisconsin – 1.14%
4,500,000	Wisconsin Health & Educational Facilities Authority Revenue, Series 2187, 2.31%, 8/15/34, Callable 8/15/16 @ 100(a)	4,500,000

33

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$5,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series B-1, 1.33%, 2/15/30, (Credit Support: Assured Gty)(a)	$5,000,000
1,000,000	Wisconsin Health & Educational Facilities Authority Revenue, 2.35%, 2/1/30, (LOC: U.S. Bank N.A.)(a)	1,000,000
650,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.33%, 12/1/32, (LOC: M&I Bank)(a)	650,000

		11,150,000

Wyoming – 0.41%
4,000,000	Sweetwater County, TECP, 2.15%, 6/9/08	4,000,000

Total Municipal Bonds (Cost $961,256,270)		961,256,270

Shares

Investment Company – 1.33%
12,995,804	Federated Tax Exempt Money Market Fund	12,995,804

Total Investment Company (Cost $12,995,804)		12,995,804

Total Investments (Cost $974,252,074)(b) – 99.59%		974,252,074
Other assets in excess of liabilities – 0.41%		4,018,904

NET ASSETS – 100.00%		$978,270,978

(a) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:
AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.
FGIC – Federal Guaranty Insurance Corporation
FHLMC – Freddie Mac
FNMA – Fannie Mae
FSA – Financial Security Assurance Inc.
GNMA – Ginnie Mae
GO – General Obligation
GTD – Guaranteed
LOC – Letter of Credit
MBIA – Insured by MBIA
PSF – Permanent School Fund
TECP – Tax Exempt Commercial Paper

See notes to financial statements.

34

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Asset Backed Securities – 9.40%
Asset Backed Auto Receivables – 1.98%
$469,570	Capital Auto Receivables Asset Trust, Series 2007-2, Class A1A, 5.60%, 8/15/08(a)	$469,793
2,211,341	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A1, 4.91%, 11/17/08(a)	2,211,341
3,438,705	Daimler Chrysler Auto Trust, Series 2008-A, Class A1, 3.15%, 3/9/09(a)	3,438,705
10,281,312	Daimler Chrysler Auto Trust, Series 2007-A, Class A1, 4.95%, 11/10/08(a)	10,277,134
5,286,817	Ford Credit Auto Owner Trust, Series 2008-A, Class A1, 4.02%, 2/13/09(a)	5,286,817
4,195,882	Harley-Davidson Motorcycle Trust, Series 2008-1, Class A1, 3.17%, 2/15/09	4,195,882
1,240,422	Honda Auto Receivables Owner Trust, Series 2007-3, Class A1, 5.56%, 8/15/08	1,240,422
3,713,919	Nissan Auto Receivables Owner Trust, Series 2008-A, Class A1, 4.00%, 1/15/09	3,713,919
2,722,853	Santander Drive Auto Receivables Trust, Series 2007-3, Class A1, 5.34%, 10/15/08	2,722,853
1,876,072	Santander Drive Auto Receivables Trust, Series 2007-2, Class A1, 5.80%, 9/15/08	1,876,072
1,101,991	UPFC Auto Receivables Trust, Series 2007-B, Class A1, 4.99%, 11/17/08	1,101,991

		36,534,929

Asset Backed Mortgages – 7.42%
30,000,000	Arkle Master Issuer PLC, Series 2007-1A, Class 1A, 2.80%, 5/19/08(a)(b)	30,000,000
12,000,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1, 2.80%, 12/17/54(b)	12,000,000
40,000,000	Granite Master Issuer PLC, Series 2006-3, Class A4, 2.61%, 12/20/54, Callable 10/20/12 @ 100(b)	40,000,001
12,749,794	Paragon Mortgages PLC, Series 15A, Class A1, 2.82%, 12/15/39(a)(b)	12,749,794
17,691,904	Paragon Mortgages PLC, Series 12A, Class A1, 2.81%, 11/15/38(a)(b)	17,691,510
7,071,731	Paragon Mortgages PLC, Series 13A, Class A1, 2.83%, 1/15/39(a)(b)	7,071,731
17,461,815	Westpac Securitisation Trust, Series 2007-1G, Class A1, 3.04%, 5/21/38(a)(b)	17,461,815

		136,974,851

Total Asset Backed Securities (Cost $173,509,780)		173,509,780

Commercial Paper – 25.64%
Asset Backed Securities – 14.72%
$20,000,000	Barton Capital LLC, 3.12%, 4/4/08(a)(c)	$19,994,833
25,000,000	CAFCO LLC, 3.02%, 5/13/08(a)(c)	24,912,500
25,000,000	CitiBank Credit Card Issuance Trust Dakota Notes, 3.24%, 4/4/08(a)(c)	24,993,292
50,000,000	Gemini Securitization Corp. LLC, 3.31%, 4/1/08(a)(c)	50,000,000
20,000,000	Grampian Funding LLC, 3.10%, 4/9/08(a)(c)	19,986,311
21,000,000	Grampian Funding LLC, 2.94%, 4/14/08(a)(c)	20,977,743
43,000,000	Park Avenue Receivables, 3.07%, 4/7/08(a)(c)	42,978,142
33,000,000	Windmill Funding Corp., 3.16%, 5/5/08(a)(c)	32,902,137
35,000,000	Yorktown Capital LLC, 3.07%, 5/9/08(a)(c)	34,887,319

		271,632,277

Banks – Foreign – 4.06%
7,000,000	DEPFA Bank PLC, 3.07%, 5/6/08(a)(c)	6,979,243
15,000,000	DEPFA Bank PLC , 3.95%, 4/15/08(a)(c)	14,977,192
53,000,000	ING Funding LLC, 3.06%, 4/10/08(c)	52,959,720

		74,916,155

Banks – United Kingdom – 1.08%
20,000,000	Bank of Scotland PLC, 3.19%, 4/29/08(c)	19,950,844

Finance – Other Services – 5.78%
35,000,000	ABN-AMRO NA Finance, Inc., 3.02%, 5/13/08(c)	34,877,500
24,000,000	Citibank Omni Master Trust (Palisades), 3.33%, 6/5/08(a)(c)	23,857,000
20,000,000	Citibank Omni Master Trust (Palisades), 4.04%, 4/14/08(a)(c)	19,971,111
28,000,000	CRC Funding LLC, 3.02%, 5/2/08(a)(c)	27,927,546

		106,633,157

Total Commercial Paper (Cost $473,132,433)		473,132,433

Certificates of Deposit – 7.15%
Banks – Canada – 3.64%
30,000,000	Bank of Montreal (Chicago), 3.05%, 5/6/08	30,000,000
15,000,000	Bank of Nova Scotia, 3.06%, 4/2/08(b)	14,999,988
22,000,000	Canadian Imperial Bank of Commerce (New York), 3.99%, 7/18/08(b)	22,003,487

		67,003,475

Banks – Foreign – 2.32%
7,500,000	Banque Nationale de Paris (New York), 3.06%, 4/3/08(b)	7,499,987

35

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

Principal Amount		Value

$15,000,000	Credit Suisse (New York), 3.25%, 2/5/09(b)	$15,000,000
15,000,000	Deutsche Bank AG (New York), 2.90%, 2/4/09(b)	14,999,999
5,400,000	Dexia Credit Local SA (New York), 2.65%, 9/29/08(b)	5,389,375

		42,889,361

Banks – United Kingdom – 1.19%
10,000,000	Bank of Scotland PLC (New York), 4.61%, 4/6/09(b)	10,000,000
12,000,000	Barclays Bank PLC (New York), 3.30%, 2/11/09(b)	12,000,000

		22,000,000

Total Certificates of Deposit (Cost $131,892,836)		131,892,836

Corporate Bonds – 51.18%
Banks – Australia and New Zealand – 3.32%
7,500,000	Australia & New Zealand Banking Group Ltd., 3.00%, 1/2/09(a)(b)	7,500,000
7,500,000	Commonwealth Bank of Australia, 2.89%, 2/3/09(a)(b)	7,500,000
11,000,000	National Australia Bank Ltd., 3.22%, 4/6/09(a)(b)	11,000,000
15,000,000	Westpac Banking Corp., 4.64%, 2/6/09(a)(b)	14,995,004
15,000,000	Westpac Banking Corp., 2.82%, 10/15/08(a)(b)	15,000,000
5,250,000	Westpac Banking Corp. (New York), 3.07%, 9/5/08(a)(b)	5,242,970

		61,237,974

Banks – Domestic – 6.86%
12,000,000	Bank of America NA, 3.21%, 4/3/09(b)	12,000,000
25,000,000	BB&T Corp., 4.81%, 5/19/08	25,000,001
10,600,000	BB&T Corp. (Wilson, NC), 3.13%, 9/2/08(b)	10,599,670
22,000,000	M&I Marshall & Ilsley Bank, 2.83%, 2/13/09(b)	22,002,085
10,000,000	PNC Bank NA, 2.66%, 12/29/08(b)	9,974,673
5,000,000	Southtrust Bank, 3.13%, 5/15/08	4,987,356
20,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	19,929,291
600,000	US Bank NA, 4.40%, 8/15/08	599,269
11,000,000	Wachovia Bank NA, 4.75%, 2/4/09(b)	11,000,000
10,500,000	Wachovia Bank NA, 4.38%, 8/15/08	10,469,109

		126,561,454

Banks – Foreign – 9.84%
12,500,000	Bancaja US Debt SAU, 4.10%, 7/23/08(a)(b)	12,500,000
22,500,000	Banco Espanol de Credito SA, 3.98%, 2/19/09(a)(b)	22,500,000
$10,000,000	Banco Santander Totta SA, 3.09%, 10/6/08(a)(b)	$10,000,000
5,000,000	Bank of Ireland, 2.55%, 2/18/09(a)(b)	5,000,000
17,500,000	Bank of Ireland, 3.06%, 9/12/08(a)(b)	17,500,000
25,000,000	Credit Agricole SA (London), 2.57%, 7/22/08(a)(b)	25,000,000
12,500,000	La Caja de Ahorros y Pensiones de Barcelona, 3.85%, 2/23/09(a)(b)	12,500,000
15,000,000	Santander US Debt SA Unipersonal, 2.66%, 9/19/08(a)(b)	15,013,389
16,500,000	Svenska Handelsbanken AB, 2.59%, 10/20/08(a)(b)	16,500,000
20,000,000	Svenska Handelsbanken AB, 2.86%, 10/10/08(a)(b)	20,000,000
25,000,000	UBS AG (Stamford Branch), 2.79%, 9/16/08(b)	25,000,000

		181,513,389

Banks – United Kingdom – 4.81%
11,250,000	ANZ National International Ltd., (London), 3.21%, 4/10/09, Callable 2/9/09 @ 100(a)(b)	11,250,000
7,500,000	Bank of Scotland PLC, 3.07%, 10/6/08(a)(b)	7,500,000
25,000,000	Fortis Bank SA/NV (New York), 3.86%, 2/19/09(a)(b)	25,000,000
30,000,000	Lloyds TSB Group PLC, 3.05%, 10/6/08(a)(b)	30,000,000
15,000,000	Royal Bank of Scotland PLC (The), 4.45%, 4/11/08(a)(b)	15,000,161

		88,750,161

Chemicals – 1.35%
25,000,000	BASF Finance Europe NV, 3.88%, 9/19/08(a)(b)	25,000,000

Finance – Diversified Domestic – 10.35%
28,000,000	American Express Credit Corp., 2.54%, 10/17/08(b)	27,956,997
11,000,000	American Express Credit Corp., 2.89%, 6/13/08(b)	11,000,531
5,550,000	American General Finance Corp., 2.75%, 6/15/08	5,519,991
6,500,000	American Honda Finance Corp., 3.15%, 8/6/08(a)(b)	6,500,000
4,830,000	General Electric Capital Corp., 3.60%, 10/15/08	4,821,004
13,000,000	General Electric Capital Corp., 3.08%, 4/8/09(b)	12,998,238
3,540,000	John Deere Capital Corp., 4.31%, 4/15/08(b)	3,540,350
38,400,000	John Deere Capital Corp., 4.31%, 7/15/08(b)	38,407,043
24,989,000	JPMorgan Chase & Co., 3.50%, 3/15/09	25,097,727

36

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

Principal Amount		Value

$16,500,000	MassMutual Global Funding II, 2.83%, 3/19/09(a)(b)	$16,500,000
5,600,000	Merrill Lynch & Co., Inc., 3.06%, 8/22/08(b)	5,600,000
7,500,000	PACCAR Financial Corp., 2.91%, 9/11/08(b)	7,496,377
10,000,000	PACCAR Financial Corp., 3.14%, 11/28/08(b)	10,008,120
7,000,000	Union Hamilton Special Funding LLC, 2.90%, 6/23/08(a)(b)	7,000,000
7,500,000	Union Hamilton Special Funding LLC, 3.17%, 6/30/08(a)	7,500,000
1,000,000	US Central Federal Credit Union, 2.75%, 5/30/08	995,688

		190,942,066

Finance – Diversified Foreign – 2.60%
38,000,000	Kommunalkredit International Bank Ltd., 4.40%, 10/10/08(a)(b)	38,000,000
10,000,000	Unilever Capital Corp., 2.93%, 10/10/08(a)(b)	10,000,000

		48,000,000

Information Technology – 1.35%
25,000,000	International Business Machines Corp., 3.09%, 2/8/09(a)(b)	25,000,000

Insurance – 10.29%
9,500,000	Allstate Financial Global Funding, 4.25%, 9/10/08(a)	9,458,215
6,500,000	Allstate Life Global Funding II, 3.24%, 8/1/08(b)	6,500,000
7,500,000	Allstate Life Global Funding Trust, 3.09%, 10/4/08(b)	7,500,000
13,000,000	Allstate Life Global Funding Trust, 3.00%, 10/10/08(b)	13,000,000
15,000,000	ING Verzekeringen NV, 3.10%, 10/3/08(a)(b)	15,000,000
8,000,000	Metropolitan Life Global Funding I, 2.60%, 6/19/08(a)	7,955,549
25,000,000	Metropolitan Life Global Funding I, 2.70%, 9/24/08(a)(b)	25,000,000
10,000,000	Metropolitan Life Global Funding I, 4.25%, 2/9/09(a)(b)	10,000,000
30,000,000	Nationwide Life Global Funding I, 2.98%, 2/11/09(a)(b)	30,000,000
20,000,000	Nationwide Life Global Funding I, 2.65%, 9/26/08(a)(b)	20,000,000
23,650,000	Pricoa Global Funding I, 3.16%, 6/3/08(a)(b)	23,661,058
12,000,000	Pricoa Global Funding I, 4.12%, 2/13/09(a)(b)	12,000,000
10,000,000	Principal Life Global Funding I, 2.80%, 6/26/08(a)	9,946,927

		190,021,749

Oil & Gas – 0.41%
$7,500,000	BP Capital Markets PLC, 3.04%, 4/9/09(b)	$7,500,000

Total Corporate Bonds (Cost $944,526,793)		944,526,793

Municipal Bonds – 4.11%
Florida – 0.81%
$15,000,000	Florida Hurricane Catastrophe Fund, 3.03%, 4/15/09(b)	15,000,000

Michigan – 0.87%
16,000,000	Michigan Municipal Bond Authority Revenue, Series A-2, 5.75%, 9/1/48(b)	16,000,000

New York – 0.97%
10,750,000	City of New York, 3.70%, 11/1/21, (Credit Support: FSA)(b)	10,750,000
7,165,000	New York City Housing Development Corp., Series B, 3.80%, 4/15/36, (Credit Support: FNMA)(b)	7,165,000

		17,915,000

Tennessee – 1.46%
26,900,000	Johnson City Health & Educational Facilities Board, 3.75%, 7/1/33, (LOC: Regions Bank)(b)	26,900,000

Total Municipal Bonds (Cost $75,815,000)		75,815,000

U.S. Government Agency Obligation – 1.63%
Freddie Mac – 1.63%
30,000,000	2.93%, 3/15/10(b)	30,000,000

Total U.S. Government Agency Obligation (Cost $30,000,000)		30,000,000

Repurchase Agreement – 0.98%
18,000,000	Deutsche Bank AG dated 3/31/08; due 4/01/08 at 2.55% with maturity value of $18,001,275 (fully collateralized by Ginnie Mae with maturity date of 7/20/32 at rate of 6.00	18,000,000

Total Repurchase Agreement (Cost $18,000,000)		18,000,000

37

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Prime Money Market Fund (cont.)

Principal Amount		Value

Investment Company – 0.17%
$3,227,832	Wells Fargo Prime Investment Money Market Fund	$3,227,832

Total Investment Company (Cost $3,227,832)		3,227,832

Total Investments (Cost $1,850,104,674)(d) – 100.26%		1,850,104,674

Liabilities in excess of other assets – (0.26)%		(4,790,621)

NET ASSETS – 100.00%		$1,845,314,053

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

(b) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(c) Represents effective yield to maturity on date of purchase.

(d) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FNMA – Fannie Mae

FSA – Financial Security Assurance Inc.

LOC – Letter of Credit

See notes to financial statements.

38

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Municipal Bonds – 96.23%
Alabama – 3.40%
$5,000,000	Birmingham Medical Clinic Board Revenue, 2.09%, 12/1/26, (LOC: Suntrust Bank)(a)	$5,000,000
2,640,000	City of Birmingham, GO, Series A, 2.26%, 6/1/11, (LOC: Regions Bank)(a)	2,640,000
2,600,000	County of Jefferson Revenue, 2.46%, 9/1/25, (LOC: AmSouth Bank)(a)	2,600,000
3,000,000	County of Jefferson Revenue, Series A, 5.13%, 2/1/09, (Credit Support: FGIC), Prerefunded 2/01/09 @ 101	3,110,529
5,000,000	Daphne-Villa Mercy Special Care Facilities Financing Authority Revenue, 2.00%, 12/1/27, (LOC: AmSouth Bank)(a)	5,000,000
6,000,000	Washington County Industrial Development Authority Revenue, 2.20%, 8/1/37, (LOC: Regions Bank)(a)	6,000,000

		24,350,529

Arizona – 0.85%
5,500,000	Glendale Industrial Development Authority Revenue, 2.21%, 1/1/27, (LOC: Wells Fargo Bank N.A.)(a)	5,500,000
605,000	Maricopa County Industrial Development Authority Revenue, Series A, 2.25%, 4/15/30, (Credit Support: FNMA)(a)	605,000

		6,105,000

California – 5.76%
3,000,000	ABN AMRO Munitops Certificate Trust, GO, Series 2005-27, 3.77%, 8/1/13, (Credit Support: AMBAC)(a)	3,000,000
2,555,000	Anaheim City School District, GO, Series 10018X, 2.58%, 8/1/31, (Credit Support: MBIA)(a)	2,555,000
6,660,000	Deutsche Bank Spears/Lifers Trust Various States Tax Allocation, Series 318, 2.26%, 2/1/33, (Credit Support: AMBAC)(a)	6,660,000
4,000,000	Deutsche Bank Spears/Lifers Trust Various States, GO, Series 282, 2.20%, 9/1/37, (Credit Support: MBIA)(a)	4,000,000
4,000,000	Golden State Tobacco Securitization Corp. Revenue, Series 2241, 2.29%, 6/1/33, Callable 6/1/17 @ 100(a)	4,000,000
5,950,000	Los Angeles Community Redevelopment Agency Revenue, 1.70%, 12/15/24, (Credit Support: FNMA)(a)	5,950,000
15,000,000	State of California Revenue, 4.00%, 6/30/08	15,022,799

		41,187,799

Colorado – 3.65%
$3,170,000	Aurora Centretech Metropolitan District, GO, Series C, 2.21%, 12/1/28, (LOC: U.S. Bank N.A.)(a)	$3,170,000
5,245,000	City of Aurora Revenue, Series 1943, 2.71%, 2/1/15, (Credit Support: AMBAC)(a)	5,245,000
1,100,000	City of Colorado Springs Revenue, 2.21%, 3/15/23, (LOC: Wells Fargo Bank N.A.)(a)	1,100,000
3,600,000	City of Thornton Revenue, Series A, 2.10%, 4/1/20, (Credit Support: FHLMC)(a)	3,600,000
3,625,000	Colorado Educational & Cultural Facilities Authority Revenue, 2.26%, 7/1/31, (LOC: AmSouth Bank)(a)	3,625,000
2,585,000	Colorado Health Facilities Authority Revenue, 2.21%, 12/1/20, (LOC: Wells Fargo Bank N.A.)(a)	2,585,000
2,000,000	County of Pitkin Revenue, Series A, 2.30%, 12/1/24, (LOC: U.S. Bank N.A.)(a)	2,000,000
4,810,000	Parker Automotive Metropolitan District, GO, 3.50%, 12/1/20, (LOC: U.S. Bank N.A.), Callable 12/1/08 @ 100(a)	4,810,000

		26,135,000

District of Columbia – 2.14%
1,700,000	District of Columbia Revenue, 2.28%, 7/1/36, (LOC: BB&T )(a)	1,700,000
6,000,000	District of Columbia Revenue, Series A, 2.14%, 4/1/38, (LOC: PNC Bank N.A.)(a)	6,000,000
4,100,000	District of Columbia Revenue, 2.10%, 7/1/22, (LOC: Bank of America)(a)	4,100,000
3,500,000	Washington Convention Center Authority Revenue, Series 1606, 2.31%, 10/1/30, (Credit Support: AMBAC), Callable 10/1/16 @ 100(a)	3,500,000

		15,300,000

Florida – 8.24%
2,000,000	Austin Trust Various States Certificate of Participation, Series 2007-151, 2.24%, 6/1/23, (Credit Support: AMBAC), Callable 6/1/17 @ 100(a)	2,000,000
8,000,000	Cape Coral, TECP, 2.65%, 9/25/08	8,000,000
4,995,000	City of Tallahassee Revenue, Series 2069Z, 2.41%, 4/1/15, (Credit Support: MBIA)(a)	4,995,000
5,500,000	City of Tampa Revenue, 2.09%, 8/1/22, (LOC: Suntrust Bank)(a)	5,500,000
2,050,000	County of Hillsborough Revenue, Series B, 2.15%, 5/1/22, (LOC: Bank of America N.A.)(a)	2,050,000
5,670,000	County of Miami-Dade Revenue, 2.09%, 8/1/15, (LOC: Suntrust Bank)(a)	5,670,000

39

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$1,600,000	Dade County Industrial Development Authority Revenue, 2.15%, 10/1/16, (LOC: Bank of America N.A.)(a)	$1,600,000
1,600,000	Flagler County School Board Certificate of Participation, Series D-01, 2.30%, 8/1/23, (Credit Support: FSA), Callable 8/1/15 @ 100(a)	1,600,000
1,485,000	Florida State Department of General Services Revenue, 2.39%, 9/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 101(a)	1,485,000
1,800,000	Indian River County Revenue, 2.13%, 7/1/27, (LOC: Wachovia Bank N.A.)(a)	1,800,000
4,515,000	JEA Florida Water & Sewer System Revenue, 2.33%, 10/1/18, (Credit Support: MBIA), Callable 10/1/14 @ 100(a)	4,515,000
1,335,000	Marion County Industrial Development Authority Revenue, 2.13%, 8/1/23, (LOC: Wachovia Bank N.A.)(a)	1,335,000
6,470,000	Miami Health Facilities Authority Revenue, 2.09%, 8/1/26, (LOC: Suntrust Bank)(a)	6,470,000
1,980,000	Orange County Housing Finance Authority Revenue, 2.20%, 6/1/25, (Credit Support: FNMA)(a)	1,980,000
2,000,000	Orlando & Orange County Expressway Authority Revenue, Series 2448, 2.29%, 7/1/15, (Credit Support: FSA)(a)	2,000,000
3,755,000	Palm Beach County Revenue, 2.13%, 1/1/37, (LOC: Wachovia Bank N.A.)(a)	3,755,000
4,190,000	Port St Lucie Revenue, Series D20, 3.25%, 9/1/27, (Credit Support: MBIA)(a)	4,190,000

		58,945,000

Georgia – 5.08%
2,000,000	City of Atlanta Revenue, Series 1283, 2.21%, 1/1/33, (Credit Support: FSA), Callable 7/1/14 @ 100(a)	2,000,000
1,415,000	Clayton County Housing Authority Revenue, 2.22%, 9/1/26, (Credit Support: FNMA)(a)	1,415,000
3,850,000	Cobb County Development Authority Revenue, 2.09%, 2/1/13, (LOC: Suntrust Bank)(a)	3,850,000
2,800,000	Columbus Hospital Authority Revenue, 2.09%, 1/1/18, (LOC: Suntrust Bank)(a)	2,800,000
1,395,000	DeKalb County Development Authority Revenue, 2.13%, 9/1/24, (LOC: Wachovia Bank N.A.)(a)	1,395,000
1,590,000	Fayette County Development Authority Revenue, 2.11%, 4/1/24, (LOC: Wachovia Bank N.A.)(a)	1,590,000
1,500,000	Fulco Hospital Authority Revenue, 2.08%, 9/1/17, (LOC: Wachovia Bank N.A.)(a)	1,500,000
$1,080,000	Fulton County Development Authority Revenue, 2.15%, 8/1/21, (LOC: Wachovia Bank N.A.)(a)	$1,080,000
1,050,000	Fulton County Development Authority Revenue, 2.15%, 6/1/24, (LOC: Wachovia Bank N.A.)(a)	1,050,000
2,400,000	Gainesville Redevelopment Authority Revenue, 2.09%, 12/1/24, (LOC: Suntrust Bank)(a)	2,400,000
2,705,000	Gwinnett County Development Authority Revenue, 2.09%, 4/1/18, (LOC: Suntrust Bank)(a)	2,705,000
7,790,000	Gwinnett County Development Authority Revenue, 2.09%, 11/1/19, (LOC: Suntrust Bank)(a)	7,790,000
4,300,000	Macon-Bibb County Hospital Authority Revenue, 2.09%, 12/1/18, (LOC: Suntrust Bank)(a)	4,300,000
2,500,000	Northwestern Gwinnett County Facilities Corp. I Revenue, 2.25%, 6/15/29, (LOC: Dexia)(a)	2,500,000

		36,375,000

Idaho – 0.53%
3,775,000	Idaho Health Facilities Authority Revenue, 1.30%, 7/1/30, (Credit Support: FSA)(a)	3,775,000

Illinois – 5.26%
3,205,000	Channahon Revenue, Series D, 2.05%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	3,205,000
4,070,000	Channahon Revenue, Series B, 2.05%, 12/1/32, (LOC: U.S. Bank N.A.)(a)	4,070,000
2,500,000	City of Chicago, GO, Series 2284, 2.71%, 1/1/27, (Credit Support: AMBAC), Callable 1/1/17 @ 100(a)	2,500,000
4,800,000	Galesburg Revenue, 2.20%, 3/1/31, (LOC: LaSalle Bank N.A.)(a)	4,800,000
2,700,000	Galesburg Revenue, 2.25%, 7/1/24, (LOC: LaSalle Bank N.A.)(a)	2,700,000
4,210,000	Illinois Educational Facilities Authority Revenue, 2.25%, 3/1/32, (LOC: Fifth Third Bancorp.)(a)	4,000,000
2,670,000	Illinois Finance Authority Revenue, 2.20%, 12/1/29, (LOC: LaSalle Bank N.A.)(a)	2,670,000
4,210,000	Illinois Health Facilities Authority Revenue, Series B, 2.05%, 11/15/17, (LOC: LaSalle Bank N.A.)(a)	4,210,000
2,495,000	Regional Transportation Authority, GO, Series A48, 2.30%, 6/1/18, (Credit Support: FSA)(a)	2,495,000
3,000,000	Village of Crestwood Tax Allocation, 2.27%, 12/1/23, (LOC: Fifth Third Bancorp.)(a)	3,000,000

40

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$4,000,000	Will County Community Unit School District No. 365, GO, 2.30%, 11/1/25, (Credit Support: MBIA)(a)	$4,000,000

		37,650,000

Indiana – 4.32%
4,365,000	Danville School Building Corp. Revenue, Series 3051, 2.29%, 1/15/27, (Credit Support: FSA), Callable 7/15/16 @ 100(a)	4,365,000
2,955,000	Eclipse Funding Trust Revenue, 2.27%, 7/1/27, (Credit Support: MBIA), Callable 7/1/16 @ 100(a)	2,955,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 2.10%, 7/1/28, (LOC: Bank of America N.A.)(a)	8,540,000
1,650,000	Indiana Health Facility Financing Authority Revenue, 2.21%, 2/1/31, (LOC: Wells Fargo Bank N.A.)(a)	1,650,000
2,030,000	Indiana Health Facility Financing Authority Revenue, 2.09%, 1/1/22, (LOC: Fifth Third Bancorp.)(a)	2,030,000
4,295,000	Indiana Hospital Equipment Financing Authority Revenue, Series A, 6.25%, 12/1/15, (Credit Support: MBIA)(a)	4,295,000
2,050,000	Indiana Municipal Power Agency Revenue, Series A, 2.08%, 1/1/18, (LOC: Dexia)(a)	2,050,000
5,000,000	Indiana Municipal Power Agency Revenue, Series 2203, 3.50%, 1/1/15, (Credit Support: MBIA)(a)	5,000,000

		30,885,000

Iowa – 0.67%
1,770,000	Iowa Higher Education Loan Authority Revenue, 2.20%, 4/1/27, (LOC: LaSalle Bank N.A.)(a)	1,770,000
2,150,000	Woodbury County Revenue, Series A, 2.26%, 11/1/16, (LOC: U.S. Bank N.A.)(a)	2,150,000
885,000	Woodbury County Revenue, 2.21%, 12/1/14, (LOC: Wells Fargo Bank N.A.)(a)	885,000

		4,805,000

Kansas – 0.45%
3,215,000	City of Olathe Revenue, Series B, 2.15%, 11/1/18, (LOC: Bank of America N.A.)(a)	3,215,000

Louisiana – 1.97%
7,500,000	Louisiana Public Facilities Authority Revenue, 2.09%, 6/1/37, (LOC: Suntrust Bank)(a)	7,500,000
2,000,000	Louisiana Public Facilities Authority Revenue, 2.08%, 9/1/34, (LOC: Regions Bank)(a)	2,000,000
$1,200,000	South Louisiana Port Commission Revenue, 2.25%, 7/1/18, (LOC: Bank of New York)(a)	$1,200,000
3,370,000	Tobacco Settlement Financing Corp. Revenue, Series 2257, 2.31%, 5/15/39, Callable 5/15/11 @ 101(a)	3,370,000

		14,070,000

Maryland – 1.17%
5,000,000	Maryland Health & Higher Educational Facilities Authority Revenue, 2.09%, 7/1/28, (LOC: Suntrust Bank)(a)	5,000,000
3,340,000	Montgomery County Housing Opportunites Commission Housing Revenue, Series A, 2.12%, 5/1/39, (LOC: PNC Bank N.A.)(a)	3,340,000

		8,340,000

Massachusetts – 5.01%
7,000,000	Massachusetts Development Finance Agency Revenue, 2.78%, 10/1/35, (Credit Support: AMBAC), Callable 10/1/15 @ 100(a)	7,000,000
23,000,000	Massachusetts Health & Educational Facilities Authority Revenue, Series 2405, 2.31%, 7/1/20, (Credit Support: FGIC)(a)	22,999,999
5,875,000	Massachusetts Water Resources Authority Revenue, Series DCL-004, 2.26%, 2/1/32, (Credit Support: FSA)(a)	5,875,000

		35,874,999

Michigan – 1.37%
1,490,000	Ecorse Public School District, GO, 2.27%, 5/1/22, (Credit Support: FSA), Callable 5/1/15 @ 100(a)	1,490,000
2,330,000	Michigan State Housing Development Authority Revenue, 2.09%, 8/15/32, (Credit Support: FNMA)(a)	2,330,000
3,000,000	Michigan State University Revenue, Series 1846, 2.58%, 2/15/15, (Credit Support: AMBAC)(a)	3,000,000
3,000,000	Michigan Strategic Fund Revenue, 2.20%, 4/15/18, (LOC: Wells Fargo Bank N.A.)(a)	3,000,000

		9,820,000

Minnesota – 3.21%
8,035,000	Burnsville Revenue, 2.25%, 1/1/35, (Credit Support: FHLMC)(a)	8,035,000
680,000	City of Minneapolis Revenue, 2.25%, 11/1/16, (LOC: Wells Fargo Bank N.A.)(a)	680,000
4,995,000	Inver Grove Heights Revenue, 2.25%, 5/15/35, (Credit Support: FNMA)(a)	4,995,000

41

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$1,200,000	Minnetonka Revenue, 2.25%, 11/15/31, (Credit Support: FNMA)(a)	$1,200,000
5,715,000	Oak Park Heights Revenue, 2.25%, 11/1/35, (Credit Support: FHLMC)(a)	5,715,000
1,325,000	Spring Lake Park Revenue, 2.25%, 2/15/33, (Credit Support: FNMA)(a)	1,325,000
980,000	St. Paul Port Authority Revenue, Series U, 2.20%, 3/1/24, (LOC: Dexia)(a)	980,000

		22,930,000

Mississippi – 1.92%
6,800,000	Mississippi Business Finance Commission Revenue, 2.09%, 5/1/32, (LOC: Suntrust Bank)(a)	6,800,000
6,920,000	Mississippi Business Finance Corp. Revenue, 2.25%, 8/1/25, (LOC: AmSouth Bank)(a)	6,920,000

		13,720,000

Missouri – 2.45%
4,700,000	Independence Industrial Development Authority Revenue, 2.23%, 8/1/35, (Credit Support: FHLMC)(a)	4,700,000
8,465,000	Missouri Joint Municipal Electric Utility Commission Revenue, 2.27%, 1/1/34, (Credit Support: AMBAC), Callable 1/1/16 @ 100(a)	8,465,000
4,365,000	SCA Tax Exempt Trust Revenue, 2.24%, 1/1/30, (Credit Support: FSA)(a)	4,365,000

		17,530,000

Montana – 0.95%
6,775,000	Montana Board of Investment Revenue, 3.25%, 3/1/10, Callable 3/1/09 @ 100(a)	6,775,000

Nevada – 2.15%
4,200,000	Clark County School District, GO, Series 1600, 2.71%, 12/15/14, (Credit Support: AMBAC)(a)	4,200,000
4,815,000	Clark County Water Reclamation District, GO, Series 2295, 2.41%, 7/1/15, (Credit Support: MBIA)(a)	4,815,000
6,385,000	Las Vegas New Convention & Visitors Authority Revenue, Series 802, 2.71%, 1/1/13, (Credit Support: AMBAC)(a)	6,385,000

		15,400,000

New Hampshire – 1.30%
6,900,000	New Hampshire Health & Education Facilities Authority Revenue, 1.85%, 7/1/35(a)	6,900,000
$2,400,000	New Hampshire Health & Education Facilities Authority Revenue, Series 1633, 2.31%, 10/1/26, (Credit Support: AMBAC)(a)	$2,400,000

		9,300,000

New Mexico – 0.14%
1,000,000	New Mexico Hospital Equipment Loan Council Revenue, 1.95%, 8/1/30, (Credit Support: FSA)(a)	1,000,000

New York – 1.58%
8,300,000	Monroe County Industrial Development Agency Revenue, 1.87%, 7/1/30, (LOC: HSBC Bank USA N.A.)(a)	8,300,000
3,000,000	New York St Thruway Authority Revenue, 2.78%, 4/1/20, (Credit Support: AMBAC)(a)	3,000,000

		11,300,000

North Carolina – 1.42%
4,590,000	North Carolina Capital Facilities Finance Agency Revenue, 2.10%, 10/1/31, (LOC: Wachovia Bank N.A.)(a)	4,590,000
5,570,000	North Carolina Medical Care Commission Revenue, 2.13%, 4/1/31, (LOC: Wachovia Bank N.A.)(a)	5,570,000

		10,160,000

Ohio – 1.12%
5,000,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series 2258, 2.31%, 6/1/34, Callable 6/1/17 @ 100(a)	5,000,000
3,000,000	Clinton County Revenue, 2.13%, 6/1/11, (LOC: Wachovia Bank N.A.)(a)	3,000,000

		8,000,000

Pennsylvania – 5.97%
1,065,000	Allegheny County Industrial Development Authority Revenue, 2.14%, 6/1/38, (LOC: PNC Bank N.A.)(a)	1,065,000
2,750,000	Allentown Commercial & Industrial Development Authority Revenue, 1.70%, 12/1/29, (LOC: Wachivia Bank N.A.)(a)	2,750,000
10,700,000	Beaver County Industrial Development Authority Revenue, 1.25%, 4/1/41, (LOC: Barclays Bank PLC)(a)	10,700,000
3,350,000	Chester County Industrial Development Authority Revenue, 1.70%, 7/1/31, (LOC: Wachovia Bank N.A.)(a)	3,350,000
6,105,000	City of Philadelphia, GO, Series J01, 2.38%, 9/15/20, (Credit Support: FSA), Callable 3/15/11 @ 100(a)	6,105,000
4,800,000	Doylestown Hospital Authority Revenue, 2.06%, 7/1/22, (LOC: PNC Bank N.A.)(a)	4,800,000

42

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

Principal Amount		Value

$1,465,000	Lancaster County Hospital Authority Revenue, 2.10%, 7/1/27, (LOC: Wachovia Bank N.A.)(a)	$1,465,000
1,350,000	Pennsylvania Higher Educational Facilties Authority Revenue, 2.14%, 5/1/31, (LOC: PNC Bank N.A.)(a)	1,350,000
3,715,000	Pittsburgh Urban Redevelopment Authority Revenue, Series 752, 2.21%, 12/1/27, (Credit Support: AMBAC), Callable 6/1/12 @ 100(a)	3,715,000
2,200,000	Scranton-Lackawanna Health & Welfare Authority Revenue, 2.14%, 7/1/32, (LOC: PNC Bank N.A.)(a)	2,200,000
2,250,000	Westmoreland County Industrial Development Authority Revenue, 2.11%, 7/1/27, (LOC: Wachovia Bank N.A.)(a)	2,250,000
3,000,000	Wilkes-Barre Finance Authority Revenue, 2.14%, 5/1/37, (LOC: PNC Bank N.A.)(a)	3,000,000

		42,750,000

Puerto Rico – 0.71%
5,000,000	Puerto Rico Highway & Transportation Authority Revenue, Series A, 5.00%, 7/1/38, (Credit Support: MBIA), Prerefunded 7/01/08 @ 101	5,086,351

South Carolina – 0.73%
2,300,000	South Carolina Transportation Infrastructure Bank Revenue, Series 1283, 4.00%, 4/1/12, (Credit Support: AMBAC)(a)	2,300,000
2,915,000	South Carolina Transportation Infrastructure Bank Revenue, Series 316, 2.21%, 10/1/21, (Credit Support: AMBAC), Callable 10/1/09 @ 101(a)	2,915,000

		5,215,000

Tennessee – 2.52%
9,385,000	City of Memphis Revenue, 2.29%, 12/1/17, (Credit Support: MBIA), Callable 12/1/13 @ 100(a)	9,385,000
1,340,000	Memphis-Shelby County Industrial Development Board Revenue, Series A, 2.09%, 1/1/28, (LOC: Suntrust Bank)(a)	1,340,000
4,300,000	Pulaski & Giles County Industrial Development Board Revenue, 2.26%, 1/1/24, (LOC: AmSouth Bank)(a)	4,300,000
2,010,000	Sevier County Public Building Authority Revenue, 1.07%, 6/1/20, (Credit Support: FSA)(a)	2,010,000
1,000,000	Sullivan County Health Educational & Housing Facilities Board Revenue, 2.07%, 9/1/32, (LOC: Bank of America N.A.)(a)	1,000,000

		18,035,000

Texas – 7.67
$885,000	Aldine Independent School District, GO, Series 1950, 2.29%, 2/15/15, (Credit Support: PSF)(a)	$885,000
3,611,000	Austin Trust Various States, GO, Series 2007-182, 2.23%, 8/15/28, (Credit Support: PSF), Callable 8/15/17 @ 100(a)	3,611,000
3,030,000	Bexar County Housing Finance Corp. Revenue, Series A-1, 2.20%, 2/15/30, (Credit Support: FNMA)(a)	3,030,000
2,060,000	City of Houston, GO, Series 1222, 2.39%, 3/1/20, (Credit Support: AMBAC), Callable 9/1/15 @ 100(a)	2,060,000
5,305,000	City of Houston, GO, Series 6078, 2.71%, 3/1/13, (Credit Support: AMBAC)(a)	5,305,000
3,720,000	Crawford Education Facilities Corp. Revenue, 2.30%, 6/1/18, (LOC: U.S. Bank N.A.)(a)	3,720,000
2,995,000	Del Valle Independent School District, GO, Series 1946, 2.29%, 8/15/14, (Credit Support: PSF)(a)	2,995,000
6,060,000	Panhandle Independent School District, GO, Series 2073, 2.29%, 8/15/15, (Credit Support: PSF)(a)	6,060,000
4,525,000	Puttable Floating Option Tax-Exempt Receipts, GO, Series 210, 2.33%, 2/15/25, (Credit Support: PSF), Callable 2/15/17 @ 100(a)	4,525,000
2,470,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 2.21%, 12/1/26, (LOC: Wells Fargo Bank N.A.)(a)	2,470,000
17,500,000	State of Texas, GO, 4.50%, 8/28/08	17,557,016
2,635,000	Victoria Independent School District, GO, Series 1947, 2.29%, 2/15/15, (Credit Support: PSF)(a)	2,635,000

		54,853,016

Utah – 1.42%
2,800,000	Duchesne County School District Revenue, 2.26%, 6/1/21, (LOC: U.S. Bank N.A.)(a)	2,800,000
4,204,000	Jordanelle Special Service District Revenue, 2.21%, 9/1/25, (LOC: Wells Fargo Bank N.A.)(a)	4,204,000
2,385,000	Ogden City Redevelopment Ageny Tax Allocation, Series A, 2.21%, 4/1/25, (LOC: Wells Fargo Bank N.A.)(a)	2,385,000
805,000	Sanpete County Revenue, 2.26%, 8/1/28, (LOC: U.S. Bank N.A.)(a)	805,000

		10,194,000

Vermont – 0.55%
3,910,000	Vermont State Municipal Bond Bank Revenue, Series 7061, 2.27%, 12/1/26, (Credit Support: FSA), Callable 12/1/17 @ 100(a)	3,910,000

43

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Institutional Tax-Free Money Market Fund (cont.)

Principal Amount		Value

Virginia – 3.96%
$5,850,000	Loudoun County Industrial Development Authority Revenue, 2.09%, 3/1/38, (LOC: PNC Bank N.A.)(a)	$5,850,000
2,980,000	Newport News Industrial Development Authority Revenue, 2.13%, 8/1/36, (LOC: Wachovia Bank N.A.)(a)	2,980,000
5,000,000	Tobacco Settlement Financing Corp. Revenue, Series 2159, 2.31%, 6/1/47, Callable 6/1/17 @ 100(a)	5,000,000
14,500,000	Virginia Small Business Financing Authority Revenue, 2.13%, 7/1/22, (LOC: Wachovia Bank N.A.)(a)	14,500,000

		28,330,000

Washington – 1.83%
300,000	City of Richland Revenue, 2.25%, 12/1/21, (LOC: Bank of America N.A.)(a)	300,000
4,990,000	Grant County Public Utility District No. 2 Priest Rapids Revenue, 2.29%, 1/1/37, (Credit Support: MBIA), Callable 1/1/17 @ 100(a)	4,990,000
3,000,000	Renton Housing Authority Revenue, 2.34%, 5/1/40(a)	3,000,000
3,830,000	Washington Health Care Facilities Authority Revenue, 2.15%, 8/1/26, (LOC: Bank of America N.A.)(a)	3,830,000
965,000	Washington State Housing Finance Commission Revenue, 1.30%, 12/1/23, (LOC: Bank of America N.A.)(a)	965,000

		13,085,000

West Virginia – 0.29%
2,065,500	West Virginia Water Development Authority Revenue, Series 1360, 2.21%, 11/1/35, (Credit Support: FSA)(a)	2,065,500

Wisconsin – 3.80%
9,400,000	ABN AMRO Munitops Certificate Trust, GO, 2.24%, 5/1/12, (Credit Support: FSA)(a)	9,400,000
6,640,000	City of Green Bay Revenue, 2.33%, 11/1/29, (Credit Support: FSA), Callable 11/1/19 @ 100(a)	6,640,000
1,000,000	Wisconsin Health & Educational Facilities Authority Revenue, 2.21%, 11/1/25, (LOC: Wells Fargo Bank N.A.)(a)	1,000,000
6,000,000	Wisconsin Health & Educational Facilities Authority Revenue, Series 2187, 2.31%, 8/15/34, Callable 8/15/16 @ 100(a)	6,000,000
2,200,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 1.30%, 4/1/28, (LOC: M&I Bank)(a)	2,200,000
$1,970,000	Wisconsin Municipalities Private School Finance Commission Revenue, 2.30%, 3/1/23, (LOC: U.S. Bank N.A.)(a)	$1,970,000

		27,210,000

Wyoming – 0.67%
4,800,000	County of Sweetwater, Series A, 2.10%, 7/1/15, (LOC: Barclays Bank PLC)(a)	4,800,000

Total Municipal Bonds (Cost $688,482,194)		688,482,194

Shares

Investment Company – 5.28%
37,751,068	Federated Tax Exempt Money Market Fund	37,751,068

Total Investment Company (Cost $37,751,068)		37,751,068

Total Investments (Cost $726,233,262)(b) – 101.51%		726,233,262
Liabilities in excess of other assets – (1.51)%		(10,805,234)

NET ASSETS – 100.00%		$715,428,028

(a) Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2008. The maturity date represents the actual maturity date. Securities’ effective maturity resets on a weekly or monthly basis.

(b) Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FGIC – Federal Guaranty Insurance Corporation

FHLMC – Freddie Mac

FNMA – Fannie Mae

FSA – Financial Security Assurance Inc.

GO – General Obligation

LOC – Letter of Credit

MBIA – Insured by MBIA

PLC – Public Liability Co.

PSF – Permanent School Fund

TECP – Tax Exempt Commercial Paper

See notes to financial statements.

44

 SCHEDULE OF PORTFOLIO INVESTMENTS

Tamarack Treasury Plus Money Market Fund

March 31, 2008 (Unaudited)

Principal Amount		Value

Repurchase Agreement – 100.35%
$2,050,000	Deutsche Bank AG dated 3/31/08; due 4/01/08 at 1.40% with maturity value of $2,050,080 (fully collateralized by US Treasury Inflation Index Bond with maturity date of 1/15/25 at rate of 2.38%)	$2,050,000

Total Repurchase Agreement (Cost $2,050,000)		2,050,000

Shares

Investment Company – 0.29%
6,000	Wells Fargo Treasury Plus Institutional Money Market	6,000

Total Investment Company (Cost $6,000)		6,000

Total Investments (Cost $2,056,000)(a) – 100.64%		2,056,000
Liabilities in excess of other assets – (0.64)%		(13,011)

NET ASSETS – 100.00%		$2,042,989

(a) Tax cost of securities is equal to book cost of securities.

See notes to financial statements.

45

 SUPPLEMENTAL INFORMATION (Unaudited)

Information for Tamarack Funds Shareholders Regarding the Renewal of Investment Advisory Agreements

The Tamarack Board of Trustees has renewed the Investment Advisory Agreement with Voyageur Asset Management Inc. (“Voyageur” or the “Advisor”) for each of the Funds. After evaluating the services provided by the Advisor and reviewing the performance and relevant advisory fees and expenses of each Fund, the Trustees concluded that it was in the best interests of the Funds and their shareholders to continue the Investment Advisory Agreement.

As part of their review of the Agreement, the Trustees received and discussed certain information, including information regarding the advisory services performed, qualifications of staffing, and Fund performance and expenses. The Trustees considered information provided in advance of their in-person meeting, as well as supplemental information provided at the meeting. The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals, to discuss this information and Voyageur’s intentions with regard to the ongoing management of the Funds. The Trustees reviewed the quality of the services provided to the Funds by Voyageur, including information prepared by a third-party consultant as to each Fund’s performance relative to an appropriate benchmark as well as compared to the Fund’s appropriate peer group. The Trustees also reviewed the investment management fees payable to Voyageur. In this connection, the Trustees reviewed comparative information prepared by a third-party consultant on investment management fees paid and expenses incurred by similarly situated funds. The Trustees also received reports from Voyageur regarding other investment companies advised by it, including the advisory fees paid. The Trustees took into account profitability data for Voyageur included in the materials. The Trustees received information from Voyageur regarding other benefits derived from its relationships with the funds. In connection with their deliberations, the independent Trustees met separately with their independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations. In addition, the Trustees noted the expected composition of each portfolio management team.

When evaluating the investment performance of the Funds, the Trustees observed that each Money Market Fund had one-year performance that was within a few basis points of each Fund’s peer group median. For this comparison, the universe of comparable funds as compiled by an independent third-party was used. The variances from peer group median ranged from ten basis points higher for the Institutional Prime Money Market Fund to eight basis points lower for the Tax-Free Money Market Fund. It was noted that the Tax-Free Money Market Fund’s yield may be expected to trail its peer group median since none of its income was subject to Alternative Minimum Tax during the entire fiscal year. The expense structure of the Money Market Funds also was within a reasonable range as compared to the relevant peer group. The expense variance from peer group medians ranged from eleven basis points lower for the Institutional Prime Money Market Fund to fourteen basis points higher for the Prime Money Market Fund.

In considering the quality of the services performed for each Fund by Voyageur, the Trustees discussed the strong research capabilities and fundamental analysis performed by the firm and also considered the extensive portfolio management experience of Voyageur, the compliance structure and systems established by Voyageur and the financial viability of Voyageur. The Trustees also considered steps that already had been taken by Voyageur to expand upon existing research capabilities and compliance processes and steps that were expected to be taken to maintain and/or enhance such capabilities and processes.

Based upon their review, the Trustees determined that the advisory fees proposed to be payable to Voyageur were reasonable and fair in light of the nature and quality of services provided under all of the circumstances, and were within the range of what might have been negotiated at arms’ length. The Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the continuation of the Agreement for the Funds. In arriving at their decision to approve the renewal of the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

46

 SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the Tamarack Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Tamarack Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 through March 31, 2008.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08

Prime Money Market Fund	$1,000.00	$1,019.50	$4.19	0.83%
U.S. Government Money Market Fund	1,000.00	1,018.00	3.53	0.70%
Tax-Free Money Market Fund	1,000.00	1,012.00	3.77	0.75%
Institutional Prime Money Market Fund	1,000.00	1,022.10	1.42	0.28%
Institutional Tax-Free Money Market Fund	1,000.00	1,014.30	1.41	0.28%
Treasury Plus Money Market Fund	1,000.00	1,016.50	1.01	0.20%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Tamarack Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2007	Ending Account Value 3/31/2008	Expenses Paid During Period* 10/1/07-3/31/08	Annualized Expense Ratio During Period 10/1/07-3/31/08

Prime Money Market Fund	$1,000.00	$1,020.85	$4.19	0.83%
U.S. Government Money Market Fund	1,000.00	1,021.50	3.54	0.70%
Tax-Free Money Market Fund	1,000.00	1,021.25	3.79	0.75%
Institutional Prime Money Market Fund	1,000.00	1,023.60	1.42	0.28%
Institutional Tax-Free Money Market Fund	1,000.00	1,023.60	1.42	0.28%
Treasury Plus Money Market Fund	1,000.00	1,024.00	1.01	0.20%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplies by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one-half year period).

47

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48

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of Tamarack Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2008.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Voyageur Asset Management Inc. serves as investment adviser for the Tamarack Funds. Tamarack Equity and Fixed Income Funds are distributed by Tamarack Distributors Inc. The Tamarack Money Market Funds are distributed by RBC Capital Markets Corporation, Member NYSE/FINRA/SIPC.

Tamarack Funds
P.O. Box 219757
Kansas City, MO 64121-9757

800-422-2766
www.voyageur.net

For clients of RBC Wealth Management or its correspondent firms, please call 1-866-763-3728 or your investment representative.

The Tamarack Funds are pleased to offer shareholder
reports printed entirely on Forest Stewardship Council certified paper.
FSC certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

TF-MM SAR 03-08

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tamarack Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/27/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/27/2008

By (Signature and Title)*	/s/ James Gallo
James Gallo, Treasurer
(principal financial officer)

Date	5/27/2008

* Print the name and title of each signing officer under his or her signature.